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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Funds
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders

2021 SEMI-ANNUAL REPORT
Russell Investment Funds
JUNE 30, 2021
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 19
International Developed Markets Fund 45
Strategic Bond Fund 69
Global Real Estate Securities Fund 117
Notes to Schedules of Investments 133
Notes to Financial Highlights 135
Notes to Financial Statements 136
Affiliated Brokerage Transactions 156
Basis for Approval of Investment Advisory Agreement 157
Liquidity Risk Management Program 167
Shareholder Requests for Additional Information 168
Disclosure of Information about Fund Trustees and Officers 169
Adviser, Money Managers and Service Providers 172
Russell Investment Funds
Semi-annual Report
June 30, 2021 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners, Russell Investments’ management and
Hamilton Lane Incorporated.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
U.S. Strategic Equity Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 1,135 .10 $ 1,020 .68
Expenses Paid During Period* $ 4 .39 $ 4 .16
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.7%
Consumer Discretionary - 14.1%
Advance Auto Parts, Inc. 2,043 419
Amazon.com, Inc.(Æ) 5,480 18,851
Amerco , Inc. 627 370
AutoNation, Inc.(Æ) 1,964 186
Best Buy Co., Inc. 5,999 690
BorgWarner, Inc. 1,264 61
Brunswick Corp. 2,105 210
CarMax, Inc.(Æ) 1,501 194
Charter Communications, Inc. Class A(Æ) 11,943 8,616
Comcast Corp. Class A 32,723 1,866
Costco Wholesale Corp. 3,358 1,329
Dick's Sporting Goods, Inc. 1,407 141
Dollar General Corp. 3,100 671
DR Horton, Inc. 21,489 1,942
eBay, Inc. 9,193 645
Floor & Decor Holdings, Inc. Class A(Æ) 2,227 235
Foot Locker, Inc. 2,627 162
Ford Motor Credit Co. LLC(Æ) 55,821 830
Gap, Inc. (The) 10,071 339
Garmin, Ltd. 2,775 401
General Motors Co.(Æ) 103,830 6,144
Gentex Corp. 803 27
Genuine Parts Co. 3,441 435
Graham Holdings Co. Class B 356 226
Grand Canyon Education, Inc.(Æ) 1,590 143
Home Depot, Inc. (The) 5,172 1,649
Kohl's Corp. 4,484 247
Lear Corp. 347 61
Lennar Corp. Class A 5,282 525
Liberty SiriusXM Group Class C(Æ) 6,835 317
LKQ Corp.(Æ) 14,272 702
Lowe's Cos., Inc. 3,186 618
Lululemon Athletica , Inc.(Æ) 744 272
McDonald's Corp. 569 131
Mohawk Industries, Inc.(Æ) 1,033 199
Netflix, Inc.(Æ) 10,481 5,536
Nike, Inc. Class B 48,839 7,545
NVR, Inc.(Æ) 70 348
Ollie's Bargain Outlet Holdings, Inc.(Æ) 2,419 204
Omnicom Group, Inc. 26,325 2,106
O'Reilly Automotive, Inc.(Æ) 525 297
Penske Automotive Group, Inc. 3,280 248
Polaris, Inc. 3,134 429
PulteGroup, Inc. 58,348 3,184
Ross Stores, Inc. 4,099 508
Starbucks Corp. 35,793 4,002
Target Corp. 4,997 1,208
Tesla, Inc.(Æ) 3,236 2,200
Thor Industries, Inc. 20,108 2,272
TJX Cos., Inc. (The) 5,401 364
Tractor Supply Co. 2,270 422
Ulta Beauty, Inc.(Æ) 6,068 2,098
ViacomCBS , Inc. Class B 4,924 223
Walmart, Inc. 10,391 1,465
Walt Disney Co. (The)(Æ) 8,880 1,561
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Whirlpool Corp. 908 198
Williams-Sonoma, Inc. 2,717 434
Yum China Holdings, Inc. 3,171 210
86,916
Consumer Staples - 4.9%
Altria Group, Inc. 11,685 557
Archer-Daniels-Midland Co. 8,634 523
Casey's General Stores, Inc. 582 113
Church & Dwight Co., Inc. 4,932 420
Clorox Co. (The) 2,974 535
Coca-Cola Co. (The) 18,637 1,008
Colgate-Palmolive Co. 10,610 863
CVS Health Corp. 59,726 4,985
Estee Lauder Cos., Inc. (The) Class A 1,424 453
General Mills, Inc. 6,816 415
Hormel Foods Corp. 1,723 82
Ingredion, Inc. 32,693 2,959
JM Smucker Co. (The) 3,096 401
Kimberly-Clark Corp. 5,168 691
Kraft Heinz Foods Co. 9,385 383
Kroger Co. (The) 99,006 3,794
Molson Coors Beverage Co. Class B 31,161 1,673
Mondelez International, Inc. Class A 8,443 527
Monster Beverage Corp.(Æ) 2,598 237
PepsiCo, Inc. 7,106 1,053
Philip Morris International, Inc. 15,479 1,534
Procter & Gamble Co. (The) 18,919 2,553
Tyson Foods, Inc. Class A 48,890 3,606
US Foods Holding Corp.(Æ) 5,544 213
Walgreens Boots Alliance, Inc. 13,629 717
30,295
Energy - 2.3%
BP PLC - ADR 95,162 2,514
Canadian Natural Resources, Ltd. 90,764 3,293
Chevron Corp. 28,478 2,983
ConocoPhillips Co. 25,859 1,575
Exxon Mobil Corp. 23,430 1,478
Kinder Morgan, Inc. 21,131 385
Magna International, Inc. Class A 19,413 1,798
ONEOK, Inc. 4,077 227
14,253
Financial Services - 19.0%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 41,635 2,132
Aflac, Inc. 9,823 527
Allstate Corp. (The) 4,199 548
American Express Co. 1,079 178
American International Group, Inc. 3,987 190
American Tower Corp.(ö) 1,160 313
Annaly Capital Management, Inc.(ö) 198,357 1,761
Banco Santander SA - ADR(Æ)(Ñ) 463,712 1,813
Bank of America Corp. 126,928 5,233
Bank of New York Mellon Corp. (The) 5,310 272

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berkshire Hathaway, Inc. Class B(Æ) 25,419 7,064
BlackRock, Inc. Class A 279 244
Capital One Financial Corp. 2,570 398
Cboe Global Markets, Inc. 503 60
CBRE Group, Inc. Class A(Æ) 6,371 546
Charles Schwab Corp. (The) 4,725 344
Chubb, Ltd. 3,410 542
Citigroup, Inc. 134,139 9,490
Citizens Financial Group, Inc. 58,988 2,706
Comerica, Inc. 31,223 2,227
Crown Castle International Corp.(ö) 1,803 352
Discover Financial Services 2,083 246
Equinix , Inc.(Æ)(ö) 144 116
Equity Commonwealth(ö) 66,021 1,730
Essent Group, Ltd. 28,345 1,274
Everest Re Group, Ltd. 130 33
Fifth Third Bancorp 11,295 432
First Republic Bank 1,072 201
Global Payments, Inc. 115 22
Goldman Sachs Group, Inc. (The) 3,247 1,232
Hartford Financial Services Group, Inc. 3,157 196
JPMorgan Chase & Co. 43,463 6,760
KeyCorp 9,178 190
KKR & Co., Inc. Class A 134,438 7,964
M&T Bank Corp. 1,944 282
MasterCard, Inc. Class A 25,041 9,142
Merck & Co., Inc. 13,415 1,043
MetLife, Inc. 4,703 281
Morgan Stanley 36,401 3,338
New York Community Bancorp, Inc. 154,281 1,700
Northern Trust Corp. 3,311 383
PayPal Holdings, Inc.(Æ) 34,535 10,066
People's United Financial, Inc. 3,680 63
PNC Financial Services Group, Inc. (The) 5,737 1,094
Popular, Inc. 29,501 2,214
Progressive Corp. (The) 3,213 316
Prudential Financial, Inc. 2,506 257
Raymond James Financial, Inc. 1,839 239
Regions Financial Corp. 14,319 289
Reinsurance Group of America, Inc. Class A 1,509 172
RenaissanceRe Holdings, Ltd. 5 1
Ryman Hospitality Properties, Inc.(Æ)(ö) 15,677 1,238
SLM Corp. 119,264 2,497
State Street Corp. 2,147 177
Synchrony Financial 8,472 411
Travelers Cos., Inc. (The) 3,142 470
Truist Financial Corp. 17,708 983
Two Harbors Investment Corp.(Ñ)(ö) 286,584 2,167
US Bancorp 15,606 889
Visa, Inc. Class A 52,772 12,340
Wells Fargo & Co. 174,808 7,917
117,305
Health Care - 14.3%
10x Genomics, Inc. Class A(Æ) 25,355 4,965
Abbott Laboratories 9,989 1,158
AbbVie, Inc. 28,865 3,251
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Abiomed , Inc.(Æ) 488 152
Agilent Technologies, Inc. 4,291 634
Alexion Pharmaceuticals, Inc.(Æ) 11,180 2,054
Align Technology, Inc.(Æ) 9,312 5,690
Alkermes PLC(Æ) 14,653 359
Alnylam Pharmaceuticals, Inc.(Æ) 2,589 439
Amgen, Inc. 3,268 797
Anthem, Inc.(Æ) 1,207 461
AstraZeneca PLC - ADR(Ñ) 38,467 2,304
Baxter International, Inc. 4,144 334
Becton Dickinson and Co. 2,678 651
Biogen, Inc.(Æ) 2,834 981
BioMarin Pharmaceutical, Inc.(Æ) 1,022 85
Boston Scientific Corp.(Æ) 10,245 438
Bristol-Myers Squibb Co. 44,952 3,004
Centene Corp.(Æ) 7,579 553
Cerner Corp. 6,807 532
Cigna Corp. 2,621 621
Cooper Cos., Inc. (The) 872 346
DexCom , Inc.(Æ) 948 405
Edwards Lifesciences Corp.(Æ) 75,117 7,780
Eli Lilly & Co. 4,594 1,054
Exact Sciences Corp.(Æ) 1,507 187
Exelixis , Inc.(Æ) 15,276 278
Gilead Sciences, Inc. 7,226 498
GlaxoSmithKline PLC - ADR 57,381 2,285
Haemonetics Corp.(Æ) 21,166 1,411
HCA Healthcare, Inc. 921 190
Hologic , Inc.(Æ) 2,266 151
Humana, Inc. 425 188
IDEXX Laboratories, Inc.(Æ) 459 290
Illumina, Inc.(Æ) 466 221
Incyte Corp.(Æ) 5,060 426
Insulet Corp.(Æ) 433 119
Integra LifeSciences Holdings Corp.(Æ) 1,183 81
Intra-Cellular Therapies, Inc. Class A(Æ) 28,233 1,152
Intuitive Surgical, Inc.(Æ) 7,994 7,352
Jazz Pharmaceuticals PLC(Æ) 12,040 2,139
Johnson & Johnson 36,012 5,933
Laboratory Corp. of America Holdings(Æ) 2,367 653
Masimo Corp.(Æ) 619 150
Medtronic PLC 21,789 2,705
Moderna , Inc.(Æ) 3,263 767
Neurocrine Biosciences, Inc.(Æ) 831 81
Organon & Co.(Æ) 1,341 41
Pfizer, Inc. 82,058 3,213
Quest Diagnostics, Inc. 1,359 179
Regeneron Pharmaceuticals, Inc.(Æ) 844 471
ResMed , Inc. 2,615 645
Sage Therapeutics, Inc.(Æ) 2,682 152
Seagen , Inc.(Æ) 1,169 185
STERIS PLC 1,342 277
Stryker Corp. 3,089 802
Teleflex, Inc. 438 176
Thermo Fisher Scientific, Inc. 2,568 1,295
United Therapeutics Corp.(Æ) 2,788 500
UnitedHealth Group, Inc. 6,009 2,406

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veeva Systems, Inc. Class A(Æ) 18,472 5,744
Vertex Pharmaceuticals, Inc.(Æ) 2,854 575
Viatris , Inc. Class W 125,645 1,795
West Pharmaceutical Services, Inc. 2,073 744
Zimmer Biomet Holdings, Inc. 9,711 1,562
Zoetis, Inc. Class A 4,914 916
87,983
Materials and Processing - 3.6%
Air Products & Chemicals, Inc. 144 41
Alcoa Corp.(Æ) 48,262 1,778
Ball Corp. 4,120 334
Carrier Global Corp. 5,632 274
Copart , Inc.(Æ) 1,742 230
Crown Holdings, Inc. 21,301 2,177
Dow, Inc. 4,652 294
DowDuPont , Inc. 42,546 3,293
Eastman Chemical Co. 14,979 1,749
Ecolab, Inc. 87 18
Fastenal Co. 4,175 217
Freeport-McMoRan, Inc. 8,142 302
Huntsman Corp. 107,017 2,838
International Paper Co. 9,622 590
Lennox International, Inc. 546 192
Linde PLC(Æ) 2,546 736
LyondellBasell Industries NV Class A 2,417 249
Newmont Corp. 70,376 4,460
Nucor Corp. 6,306 605
Owens Corning 526 51
Reliance Steel & Aluminum Co. 434 65
Southern Copper Corp. 9,944 640
Steel Dynamics, Inc. 63 4
Trane Technologies PLC 4,386 808
21,945
Producer Durables - 5.2%
3M Co. 1,939 385
Ametek , Inc. 487 65
Aptiv PLC(Æ) 1,648 259
Booz Allen Hamilton Holding Corp. Class A 1,562 133
Carlisle Cos., Inc. 1,102 211
CH Robinson Worldwide, Inc. 3,238 303
Cintas Corp. 1,104 422
CoStar Group, Inc.(Æ) 6,720 557
CSX Corp. 9,234 296
Cummins, Inc. 3,179 775
Danaher Corp. 4,098 1,100
Deere & Co. 930 328
Eaton Corp. PLC 2,329 345
Emerson Electric Co. 3,665 353
Expeditors International of Washington, Inc. 1,184 150
FedEx Corp. 10,789 3,219
General Dynamics Corp. 478 90
Honeywell International, Inc. 4,718 1,035
IDEX Corp. 561 123
IHS Markit , Ltd.(Æ) 3,232 364
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illinois Tool Works, Inc. 1,625 363
Johnson Controls International PLC(Æ) 13,670 938
Kansas City Southern 1,960 555
Keysight Technologies, Inc.(Æ) 918 142
Lockheed Martin Corp. 1,215 460
Norfolk Southern Corp. 744 197
Northrop Grumman Corp. 932 339
Old Dominion Freight Line, Inc. 548 139
Otis Worldwide Corp. 2,816 230
PACCAR Financial Corp. 5,469 488
Paychex, Inc. 971 104
Quanta Services, Inc. 6,202 562
Raytheon Co.(Æ) 7,864 671
Republic Services, Inc. Class A 3,229 355
Roper Technologies, Inc. 954 449
S&P Global, Inc. 188 77
Snap-on, Inc. 935 209
Stanley Black & Decker, Inc. 719 147
Textron, Inc. 30,181 2,076
Toro Co. (The) 2,847 313
TreeHouse Foods, Inc.(Æ) 44,027 1,960
Union Pacific Corp. 2,511 552
United Parcel Service, Inc. Class B 6,663 1,386
United Rentals, Inc.(Æ) 1,238 395
Verisk Analytics, Inc. Class A 2,323 406
Vontier Corp. 82,467 2,687
Waste Management, Inc. 36,814 5,158
Waters Corp.(Æ) 348 120
Westinghouse Air Brake Technologies Corp. 1,530 126
XPO Logistics, Inc.(Æ) 1,342 188
32,305
Technology - 28.3%
Accenture PLC Class A 3,090 911
Activision Blizzard, Inc. 2,116 202
Adobe, Inc.(Æ) 9,991 5,851
Advanced Micro Devices, Inc.(Æ) 8,992 845
Airbnb, Inc. Class A(Æ) 20,609 3,156
Alphabet, Inc. Class A(Æ) 2,354 5,748
Alphabet, Inc. Class C(Æ) 1,315 3,296
Amphenol Corp. Class A 4,565 312
Analog Devices, Inc. 5,105 879
Ansys , Inc.(Æ) 36 12
Apple, Inc. 89,850 12,306
Applied Materials, Inc. 6,816 971
Arista Networks, Inc.(Æ) 6,319 2,289
Automatic Data Processing, Inc. 1,376 273
Broadcom, Inc. 2,554 1,218
CACI International, Inc. Class A(Æ) 356 91
Cadence Design Systems, Inc.(Æ) 3,050 417
CDW Corp. 717 125
Cisco Systems, Inc. 26,156 1,386
Cognizant Technology Solutions Corp. Class
A 16,822 1,165
Corning, Inc. 7,541 308
Corteva , Inc. Class W 70,548 3,129
Coupa Software, Inc.(Æ) 16,020 4,199

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Datadog , Inc. Class A(Æ) 50,796 5,287
Dell Technologies, Inc. Class C(Æ) 7,292 727
DXC Technology Co.(Æ) 44,986 1,752
Electronic Arts, Inc. 923 133
F5 Networks, Inc.(Æ) 1,997 373
Facebook, Inc. Class A(Æ) 18,293 6,361
Fidelity National Information Services, Inc. 1,947 276
Fiserv, Inc.(Æ) 1,506 161
Fortinet, Inc.(Æ) 1,247 297
Hewlett Packard Enterprise Co. Class H 33,432 487
HP, Inc.(Æ) 25,392 767
Intel Corp. 31,958 1,794
Intuit, Inc. 1,557 763
Juniper Networks, Inc. 121,577 3,325
KLA Corp. 2,031 658
Lam Research Corp. 1,088 708
Leidos Holdings, Inc. 3,168 320
Marvell Technology Group, Ltd. 35,999 2,100
Match Group, Inc.(Æ) 43,421 7,002
Maxim Integrated Products, Inc. 4,423 466
Microchip Technology, Inc. 3,411 511
Micron Technology, Inc.(Æ) 61,400 5,218
Microsoft Corp. 102,970 27,895
Monolithic Power Systems, Inc. 849 317
Motorola Solutions, Inc. 1,828 396
NVIDIA Corp. 3,997 3,198
ON Semiconductor Corp.(Æ) 8,918 341
Oracle Corp. 9,291 723
Paycom Software, Inc.(Æ) 13,598 4,942
Qorvo , Inc.(Æ) 1,232 241
QUALCOMM, Inc. 6,909 988
Salesforce.com, Inc.(Æ) 4,323 1,056
ServiceNow , Inc.(Æ) 13,438 7,385
Skyworks Solutions, Inc. 2,960 568
Snowflake, Inc. Class A(Æ) 24,539 5,934
Synopsys, Inc.(Æ) 892 246
Take-Two Interactive Software, Inc.(Æ) 2,156 382
Teradyne, Inc. 4,579 613
Texas Instruments, Inc. 7,081 1,362
Twilio , Inc. Class A(Æ) 24,322 9,587
Uber Technologies, Inc.(Æ) 196,551 9,851
Wix.com, Ltd.(Æ) 15,457 4,487
Workday, Inc. Class A(Æ) 542 129
Xilinx, Inc. 1,779 257
Zoom Video Communications, Inc. Class
A(Æ) 11,996 4,643
Zynga, Inc. Class A(Æ) 38,500 409
174,525
Utilities - 4.0%
American Electric Power Co., Inc. 1,296 110
AT&T, Inc. 124,910 3,595
Avangrid , Inc. 4,903 252
Cheniere Energy, Inc.(Æ) 3,812 331
Consolidated Edison Co., Inc. 4,123 296
Dominion Energy, Inc. 1,134 83
DTE Energy Co. 1,968 255
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Duke Energy Corp. 6,335 625
Evergy , Inc. 5,903 357
Eversource Energy(Æ) 3,433 275
Exelon Corp. 11,311 501
FirstEnergy Corp. 66,795 2,485
International Business Machines Corp. 4,227 620
National Fuel Gas Co. 2,504 131
NextEra Energy, Inc. 6,860 503
NiSource, Inc. 96,700 2,369
Pinnacle West Capital Corp. 1,968 161
PPL Corp. 76,360 2,136
Sempra Energy 1,950 258
Southern Co. (The) 4,650 281
T-Mobile USA, Inc.(Æ) 37,565 5,441
UGI Corp. 27,451 1,271
Verizon Communications, Inc. 31,995 1,793
WEC Energy Group, Inc.(Æ) 4,835 430
24,559
Total Common Stocks
(cost $386,799) 590,086
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 25,865,272
(∞)
25,860
Total Short-Term Investments
(cost $25,860) 25,860
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 4,342,075
(∞)
4,342
Total Other Securities
(cost $4,342) 4,342
Total Investments - 100.6%
(identified cost $417,001) 620,288
Other Assets and Liabilities, Net
- (0.6)%
(3,911)
Net Assets - 100.0%
616,377

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 68 USD 14,581 09/21 166
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 166
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 86,916 $ — $ —
$ —
$ 86,916 14.1
Consumer Staples 30,295 — —
—
30,295 4.9
Energy 14,253 — —
—
14,253 2.3
Financial Services 117,305 — —
—
117,305 19.0
Health Care 87,983 — —
—
87,983 14.3
Materials and Processing 21,945 — —
—
21,945 3.6
Producer Durables 32,305 — —
—
32,305 5.2
Technology 174,525 — —
—
174,525 28.3
Utilities 24,559 — —
—
24,559 4.0
Short-Term Investments — — — 25,860 25,860 4.2
Other Securities — — — 4,342 4,342 0.7
Total Investments 590,086 — — 30,202 620,288 100.6
Other Assets and Liabilities, Net
(0.6)
100.0
Other Financial Instruments
Assets
Futures Contracts 166 — — — 166 — *
Total Other Financial Instruments
**
$ 166 $ — $ — $ — $ 166
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2021, see note 2 in the Notes to Financial
Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
ts
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 166
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1 , 209
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 36
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,125 $ — $ 4,125
Total Financial and Derivative Assets
4,125 — 4,125
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,125 $ — $ 4,125
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 713 $ — $ 713 $ —
Goldman Sachs
359 — 359 —
HSBC
3,053 — 3,053 —
Total
$ 4,125 $ — $ 4,125 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 417,001
Investments, at fair value(*)(>) ......................................................................................................................................................
620,288
Receivables:
Dividends and interest ....................................................................................................................................................... 474
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 25
From broker (a) ................................................................................................................................................................... 672
Variation margin on futures contracts ................................................................................................................................. 166
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
621,629
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 391
Accrued fees to affiliates .................................................................................................................................................... 393
Other accrued expenses ..................................................................................................................................................... 126
Payable upon return of securities loaned ....................................................................................................................................... 4,342
Total liabilities .............................................................................................................................................
5,252
Net Assets ............................................................................................................................................................
$ 616,377

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 243,195
Shares of beneficial interest ...........................................................................................................................................................
278
Additional paid-in capital ..............................................................................................................................................................
372,904
Net Assets ............................................................................................................................................................
$ 616,377
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 22.16
Net assets ............................................................................................................................................................................... $ 616,377,338
Shares outstanding ($.01 par value) ....................................................................................................................................... 27,813,796
Amounts in thousands
(*)     Securities on loan included in investments $ 4,125
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 30,202
(a)     Receivable from Broker for Futures $ 672
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,076
Dividends from affiliated funds ......................................................................................................................................... 6
Securities lending income (net) ......................................................................................................................................... 15
Total investment income ...............................................................................................................................................................
3,097
Expenses
Advisory fees .................................................................................................................................................................... 2,117
Administrative fees ........................................................................................................................................................... 145
Custodian fees ................................................................................................................................................................... 32
Transfer agent fees ............................................................................................................................................................ 13
Professional fees ............................................................................................................................................................... 50
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 31
Miscellaneous ................................................................................................................................................................... 8
Total expenses ...............................................................................................................................................................................
2,406
Net investment income (loss) ........................................................................................................................................................
691
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 44,880
Futures contracts .............................................................................................................................................................. 1,209
Net realized gain (loss) ..................................................................................................................................................................
46,089
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 27,559
Futures contracts .............................................................................................................................................................. 36
Net change in unrealized appreciation (depreciation) ................................................................................................................... 27,595
Net realized and unrealized gain (loss) ......................................................................................................................................... 73,684
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 74,375

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 691 $ 2,811
Net realized gain (loss) ...................................................................................................................... 46,089 (4,225)
Net change in unrealized appreciation (depreciation) ....................................................................... 27,595 109,826
Net increase (decrease) in net assets from operations ............................................................................. 74,375 108,412
Distributions
To shareholders ................................................................................................................................. (1,713) (6,692)
Net decrease in net assets from distributions .......................................................................................... (1,713) (6,692)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (17,390) (53,977)
Total Net Increase (Decrease) in Net Assets ..........................................................................
55,272 47,743
Net Assets
Beginning of period .................................................................................................................................
561,105 513,362
End of period ..........................................................................................................................................
$ 616,377 $ 561,105
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 964 $ 20,715 383 $ 5,956
Proceeds from reinvestment of distributions 83 1,712 430 6,692
Payments for shares redeemed (1,891) (39,817) (4,185) (66,625)
Total increase (decrease)
(844) $ (17,390) (3,372) $ (53,977)

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2021(1) 19.58 .02 2.62 2.64 (.06) —
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)
December 31, 2017 17.08 .17 3.29 3.46 (.19) (1.82)
December 31, 2016 16.64 .19 1.53 1.72 (.17) (1.11)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.06) 22.16 13.51 616,377 .83 .83 .2 4 22
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150
(2.01) 18.53 20.80 461,727 .83 .83 .94 80
(1.28) 17.08 10.64 443,053 .83 .83 1.15 101

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 364,634
Administration fees 24,975
Transfer agent fees 2,198
Trustee fees 1,426
$ 393,233
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,912 $ 69,737 $ 61,789 $ — $ — $ 25,860 $ 6 $ —
U.S. Cash Collateral Fund 2,849 36,513 35,020 — — 4,342 1 —
$ 20,761 $ 106,250 $ 96,809 $ — $ — $ 30,202 $ 7 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 422,147,692 $ 200,740,031 $ (2,434,250) $ 198,305,781

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
U.S. Small Cap Equity Fund 19
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 1,232 .30 $ 1,019 .19
Expenses Paid During Period* $ 6 .25 $ 5 .66
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.5%
Consumer Discretionary - 13.7%
1-800-Flowers.com, Inc. Class A(Æ) 11,106 354
Abercrombie & Fitch Co. Class A(Æ) 7,594 353
Academy Sports and Outdoors, Inc.(Æ) 11,425 471
Adtalem Global Education, Inc.(Æ) 4,796 171
AerSale Corp.(Æ)(Ñ) 12,341 154
Altice USA, Inc. Class A(Æ)(Û) 878 30
Amerco , Inc.(Û) 356 210
American Axle & Manufacturing Holdings,
Inc.(Æ) 31,866 330
American Eagle Outfitters, Inc. 3,091 116
American Public Education, Inc.(Æ) 9,265 262
America's Car-Mart, Inc.(Æ) 6,151 871
Audacy , Inc.(Æ) 10,749 46
B. Riley Financial, Inc. 9,950 750
Barnes & Noble Education, Inc.(Æ) 18,454 133
Bassett Furniture Industries, Inc. 1,011 25
Beazer Homes USA, Inc.(Æ) 4,904 95
BJ's Restaurants, Inc.(Æ) 14,776 725
BJ's Wholesale Club Holdings, Inc.(Æ) 4,665 222
Bluegreen Vacations Holding Corp.(Æ) 1 —
Boot Barn Holdings, Inc.(Æ) 14,761 1,240
Boyd Gaming Corp.(Æ) 2,953 182
Brinker International, Inc.(Æ) 9,862 610
Buckle, Inc. (The) 2,857 142
Cable One, Inc.(Ð)(Û) 205 392
Caleres , Inc. 23,595 644
Cardlytics, Inc.(Æ) 4,070 517
Carriage Services, Inc. Class A 1,324 49
Carrols Restaurant Group, Inc.(Æ) 34,254 206
Carter's, Inc. 4,652 480
Cavco Industries, Inc.(Æ) 1,233 274
Celestica, Inc.(Æ) 33,221 261
Central Garden & Pet Co.(Æ) 1,798 95
Central Garden & Pet Co. Class A(Æ) 2,801 135
Century Casinos, Inc.(Æ) 44,095 592
Century Communities, Inc. 3,626 241
Churchill Downs, Inc. 781 155
Citi Trends, Inc.(Æ) 1,649 143
Conn's, Inc.(Æ) 5,975 152
Container Store Group, Inc. (The)(Æ)(Ð) 5,195 68
Cooper-Standard Holdings, Inc.(Æ) 2,498 72
Cracker Barrel Old Country Store, Inc. 1,117 166
Crocs, Inc.(Æ) 2,675 312
Dana Holding Corp.(Ð) 7,433 177
Deckers Outdoor Corp.(Æ) 580 223
Del Taco Restaurants, Inc.(Æ) 29,363 294
Delta Apparel, Inc.(Æ) 7,542 223
Denny's Corp.(Æ) 7,257 120
Designer Brands, Inc. Class A(Æ) 18,675 309
Dillard's, Inc. Class A 1,714 310
Drive Shack, Inc.(Æ) 25,304 84
Ethan Allen Interiors, Inc. 3,768 104
Everi Holdings, Inc.(Æ) 6,198 155
Fiesta Restaurant Group, Inc.(Æ) 9,288 125
First Cash Financial Services, Inc. 1,700 130
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Foot Locker, Inc. 4,432 273
Fossil Group, Inc.(Æ) 27,214 389
Franklin Covey Co.(Æ) 3,829 124
Genesco, Inc.(Æ) 12,407 790
GMS, Inc.(Æ) 4,187 202
Goodyear Tire & Rubber Co. (The)(Æ) 24,469 420
GoPro, Inc. Class A(Æ)(Ð) 22,746 265
Gray Television, Inc. 13,227 309
Group 1 Automotive, Inc. 863 133
H&R Block, Inc. 18,295 430
HealthStream , Inc.(Æ) 2,412 67
Hibbett Sports, Inc. 2,581 231
Horizon Global Corp.(Æ) 14,614 124
IAC/InterActiveCorp.(Æ) 188 29
iHeartMedia , Inc. Class A(Æ) 4,454 120
iMedia Brands, Inc.(Æ) 16,334 131
International Game Technology PLC(Æ)(Û) 29,049 696
IntriCon Corp.(Æ) 4,657 105
KB Home 5,866 239
Kontoor Brands, Inc. 9,980 563
Lands' End, Inc.(Æ) 4,208 173
Landsea Homes Corp.(Æ) 36,632 307
Laureate Education, Inc. Class A(Æ) 8,726 127
La-Z-Boy, Inc. 2,597 96
Liberty TripAdvisor Holdings, Inc. Class
A(Æ) 17,214 70
Lithia Motors, Inc. Class A 406 140
Lumber Liquidators Holdings, Inc.(Æ) 4,674 99
M/I Homes, Inc.(Æ)(Ð) 1,077 63
Madison Square Garden Entertainment Corp.
(Æ) 4,523 380
Madison Square Garden Sports Corp. Class
A(Æ) 1,354 234
Marchex , Inc. Class B(Æ) 3,599 11
MarineMax , Inc.(Æ) 2,855 139
Marriott Vacations Worldwide Corp.(Æ) 1,233 196
MasterCraft Boat Holdings, Inc.(Æ) 6,849 180
Monro Muffler Brake, Inc. 5,618 357
Motorcar Parts of America, Inc.(Æ) 6,361 143
Movado Group, Inc. 8,791 277
Nathan's Famous, Inc. 980 70
Noodles & Co. Class A(Æ) 1,620 20
nVent Electric PLC 11,648 364
Overstock.com, Inc.(Æ) 1,122 103
PARTS iD , Inc.(Æ) 10,798 65
Penn National Gaming, Inc.(Æ) 1,406 108
Perdoceo Education Corp.(Æ)(Ð) 4,622 57
PetIQ , Inc.(Æ) 8,173 315
Potbelly Corp.(Æ) 12,057 95
Qurate Retail, Inc. Class A 29,090 381
Restoration Hardware(Æ) 123 84
REV Group, Inc. 2,850 45
Ruth's Hospitality Group, Inc.(Æ) 2,106 49
Sally Beauty Holdings, Inc.(Æ) 12,019 265
Scholastic Corp. 9,364 355
Service Corp. International(Û) 1,188 64
Shutterstock , Inc. 1,088 107

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Signet Jewelers, Ltd.(Û) 3,622 293
Skyline Champion Corp.(Æ) 21,361 1,138
SMART Global Holdings, Inc.(Æ) 14,917 711
Sonic Automotive, Inc. Class A 2,355 105
Stamps.com, Inc.(Æ) 742 149
Standard Motor Products, Inc. 1,422 62
Stride, Inc.(Æ) 8,414 270
TEGNA, Inc. 11,587 218
Tenneco, Inc. Class A(Æ) 14,907 288
Texas Roadhouse, Inc. Class A 8,703 836
The Aaron's Co., Inc. 13,756 440
Tilly's, Inc. Class A 11,423 182
Townsquare Media, Inc. Class A(Æ) 31,748 405
Travelzoo , Inc.(Æ) 6,769 100
Universal Electronics, Inc.(Æ) 6,687 324
Universal Technical Institute, Inc.(Æ)(Ð) 1,944 13
Vista Outdoor, Inc.(Æ) 12,878 596
Visteon Corp.(Æ) 1,974 239
WideOpenWest , Inc.(Æ) 4,921 102
Wingstop , Inc. 1,943 306
Wolverine World Wide, Inc. 15,332 516
WW International, Inc.(Æ) 6,681 241
Wyndham Hotels & Resorts, Inc. 12,062 871
YETI Holdings, Inc.(Æ) 9,629 883
Zumiez , Inc.(Æ) 3,057 150
35,317
Consumer Staples - 3.4%
Adecoagro SA(Æ) 39,730 399
Albertsons Co., Inc. Class A(Û) 15,100 297
Alico , Inc. 3,695 132
Andersons, Inc. (The) 6,976 213
Bunge, Ltd.(Û) 5,706 446
Coca-Cola Bottling Co.(Û) 293 118
elf Beauty, Inc.(Æ) 58,748 1,594
Energizer Holdings, Inc. - GDR(Æ) 6,992 307
Farmer Brothers Co.(Æ) 3,774 48
Fresh Del Monte Produce, Inc. 9,251 304
Freshpet , Inc.(Æ) 635 103
Grocery Outlet Holding Corp.(Æ) 19,653 681
Helen of Troy, Ltd.(Æ) 793 181
Herbalife Nutrition, Ltd.(Æ)(Û) 4,196 221
Ingles Markets, Inc. Class A 1,406 82
Ingredion, Inc. 3,853 349
J&J Snack Foods Corp. 2,360 412
Lancaster Colony Corp. 595 115
Lifevantage Corp.(Æ) 1,696 12
Medifast , Inc. 928 263
MGP Ingredients, Inc. 824 56
Nomad Foods, Ltd.(Æ) 8,459 239
Performance Food Group Co.(Æ) 3,573 173
Pilgrim's Pride Corp.(Æ) 4,929 109
Post Holdings, Inc.(Æ)(Ð) 891 97
Primo Water Corp. 9,627 161
Quanex Building Products Corp. 3,898 97
Rite Aid Corp.(Æ) 4,168 68
Sanderson Farms, Inc. 3,207 603
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SpartanNash Co. 5,973 115
Spectrum Brands Holdings, Inc.(Û) 3,452 294
United Natural Foods, Inc.(Æ) 7,554 279
WD-40 Co. 495 127
Weis Markets, Inc. 2,560 132
8,827
Energy - 3.3%
Antero Resources Corp.(Æ) 12,318 185
Arch Coal, Inc.(Æ) 4,171 238
Berry Petroleum Corp. 1,000 7
ChampionX Corp.(Æ) 18,889 485
CONSOL Energy, Inc.(Æ) 1,000 18
Delek US Holdings, Inc. 32,490 702
Exterran Corp.(Æ) 2,100 10
Green Brick Partners, Inc.(Æ) 44,174 1,004
Luxfer Holdings PLC - ADR 14,513 323
Matrix Service Co.(Æ) 38,057 400
Nabors Industries, Inc.(Æ) 431 49
National Energy Services Reunited Corp.(Æ) 64,724 922
Natural Gas Services Group, Inc.(Æ) 13,253 136
Newpark Resources, Inc.(Æ)(Ð) 6,784 23
NexTier Oilfield Solutions, Inc.(Æ) 69,440 331
NOW, Inc.(Æ) 8,512 81
Par Pacific Holdings, Inc.(Æ)(Ð) 5,396 91
Patterson-UTI Energy, Inc. 62,332 620
PBF Energy, Inc. Class A(Æ)(Ð) 10,721 164
Peabody Energy Corp.(Æ)(Ð) 12,652 100
REX American Resources Corp.(Æ)(Ð) 595 54
SM Energy Co. 24,026 592
Solaris Oilfield Infrastructure, Inc. Class A 21,519 210
SunCoke Energy, Inc. 8,035 57
Sunrun , Inc.(Æ) 2,161 121
Talon Metals Corp.(Æ) 183,000 77
Targa Resources Corp.(Ð) 9,529 424
TPI Composites, Inc.(Æ) 6,370 308
US Silica Holdings, Inc.(Æ)(Ð) 900 10
W&T Offshore, Inc.(Æ) 71,022 344
Warrior Met Coal, Inc. 20,621 355
World Fuel Services Corp. 4,518 143
8,584
Financial Services - 21.1%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 6,840 350
Agree Realty Corp.(ö) 6,974 492
Alleghany Corp.(Æ)(Ð)(Û) 588 392
Alliance Data Systems Corp. 3,101 323
Alpine Income Property Trust, Inc.(ö) 32,361 616
Amalgamated Financial Corp. 848 13
Amerant Bancorp, Inc.(Æ) 1,127 24
American Campus Communities, Inc.(ö) 5,985 280
American Equity Investment Life Holding
Co. 7,573 244
Ameris Bancorp 6,113 310
Apple Hospitality REIT, Inc.(ö) 27,174 415

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ares Commercial Real Estate Corp.(ö) 9,816 144
Argo Group International Holdings, Ltd. 2,150 111
Armada Hoffler Properties, Inc.(Ð)(ö) 1,841 24
Associated Banc-Corp. 3,716 76
Assurant, Inc.(Û) 130 20
Atlantic Capital Bancshares, Inc.(Æ) 10,655 271
Atlantic Union Bankshares Corp.(Æ) 10,041 364
Axis Capital Holdings, Ltd. 9,052 444
Axos Financial, Inc.(Æ) 3,338 155
Banc of California, Inc. 70,844 1,242
Bancorp, Inc. (The)(Æ) 5,313 122
BancorpSouth Bank 3,854 109
BankUnited , Inc. 4,245 181
Banner Corp. 7,342 398
Berkshire Hills Bancorp, Inc. 6,287 172
Blackstone Mortgage Trust, Inc. Class A(ö) 4,953 158
Blucora , Inc.(Æ) 27,976 485
Bridgewater Bancshares, Inc.(Æ) 550 9
Brighthouse Financial, Inc.(Æ)(Ð) 7,848 357
Brixmor Property Group, Inc.(ö) 23,169 530
Bryn Mawr Bank Corp. 2,355 99
Byline Bancorp, Inc. 11,912 270
Cadence Bancorp 33,398 697
Cambridge Bancorp 1,019 85
Capital Bancorp, Inc.(Æ) 8,467 173
Capital City Bank Group, Inc. 9,885 255
Capstar Financial Holdings, Inc. 28,569 585
Carter Bankshares , Inc.(Æ) 12,963 162
CatchMark Timber Trust, Inc. Class A(ö) 6,612 77
Cathay General Bancorp 3,138 124
CBTX, Inc. 1,231 34
Chatham Lodging Trust(Æ)(ö) 3,689 47
Chimera Investment Corp.(ö) 10,529 159
CIT Group, Inc. 2,760 142
Civista Bancshares, Inc. 6,042 134
CNO Financial Group, Inc. 10,495 248
Columbia Banking System, Inc. 3,118 120
Community Bank System, Inc. 1,604 121
CorEnergy Infrastructure Trust, Inc.(ö) 702 5
CorePoint Lodging, Inc.(Æ)(ö) 3,458 37
Cousins Properties, Inc.(ö) 8,101 298
Cowen Group, Inc. Class A 12,152 499
CTO Realty Growth, Inc.(ö) 11,434 612
Curo Group Holdings Corp. 8,241 140
Customers Bancorp, Inc.(Æ) 6,230 243
CVB Financial Corp. 13,243 273
DigitalBridge Group, Inc.(Æ)(ö) 3,300 26
Diversified Healthcare Trust(Æ) 2,249 9
Donegal Group, Inc. Class A 7,294 106
Dynex Capital, Inc.(ö) 7,034 131
Easterly Government Properties, Inc.(ö) 8,386 177
EastGroup Properties, Inc.(ö) 677 111
Emerald Holding, Inc.(Æ) 21,939 118
Encore Capital Group, Inc.(Æ)(Ð) 2,186 104
Enova International, Inc.(Æ) 3,066 105
Enstar Group, Ltd.(Æ) 487 116
Enterprise Financial Services Corp. 4,117 191
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equity Commonwealth(ö) 10,783 283
Essent Group, Ltd. 11,213 504
Evercore , Inc. Class A 1,692 238
EZCORP, Inc. Class A(Æ) 25,730 155
Federal Agricultural Mortgage Corp. Class C 4,407 436
Federated Hermes, Inc. Class B 3,355 114
First BanCorp 9,914 118
First Financial Bankshares , Inc. 1,892 93
First Financial Corp. 329 13
First Foundation, Inc. 31,150 701
First Internet Bancorp 3,232 100
First Interstate BancSystem , Inc. Class A 15,238 637
First Merchants Corp. 7,910 330
First Mid-Illinois Bancshares, Inc. 3,797 154
Five Star Bancorp 10,729 259
Flagstar Bancorp, Inc. 2,235 94
FNB Corp. 14,183 175
Forestar Group, Inc.(Æ) 11,353 237
Franchise Group, Inc.(Æ) 12,361 436
Gaming and Leisure Properties, Inc.(ö)(Û) 17,043 790
Genworth Financial, Inc. Class A(Æ) 55,863 218
GEO Group, Inc. (The)(ö) 20,661 147
Glacier Bancorp, Inc. 3,450 190
Global Medical REIT, Inc.(ö) 14,613 216
Green Dot Corp. Class A(Æ) 4,924 231
Greenlight Capital Re, Ltd. Class A(Æ) 829 8
Guaranty Bancshares, Inc. 1,919 65
Hallmark Financial Services, Inc.(Æ) 2,751 12
Hancock Holding Co. 10,842 482
Hanmi Financial Corp. 14,319 273
Hanover Insurance Group, Inc. (The) 2,307 313
HarborOne Bancorp, Inc. 830 12
Heartland Financial USA, Inc. 1,657 78
Heritage Financial Corp. 2,326 58
Heritage Insurance Holdings, Inc. 309 3
Hilltop Holdings, Inc. 4,509 164
Home Bancorp, Inc. 2,307 88
Home BancShares , Inc. 32,803 809
HomeStreet , Inc. 20,447 833
HomeTrust Bancshares, Inc. 579 16
Houlihan Lokey , Inc. Class A 3,488 285
Hudson Pacific Properties, Inc.(ö) 11,203 312
I3 Verticals, Inc. Class A(Æ) 17,498 529
Independence Realty Trust, Inc.(ö) 14,634 267
Independent Bank Corp. 19,981 434
Innovative Industrial Properties, Inc.(ö) 1,892 361
International Bancshares Corp. 1,838 79
Investar Holding Corp.(Ñ) 6,730 154
Investors Bancorp, Inc. 8,306 118
iStar , Inc.(ö) 7,019 146
James River Group Holdings, Ltd. 9,621 361
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 31,432 376
Kemper Corp. 5,540 409
Kennedy-Wilson Holdings, Inc. 2,699 54
Ladder Capital Corp. Class A(ö) 13,162 152
LendingClub Corp.(Æ) 10,852 197

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LendingTree , Inc.(Æ) 2,000 424
Live Oak Bancshares, Inc. 2,677 158
LTC Properties, Inc.(ö) 7,837 301
Merchants Bancorp 3,132 122
Metropolitan Bank Holding Corp.(Æ) 2,763 167
MFA Financial, Inc.(ö) 34,463 158
MoneyGram International, Inc.(Æ) 23,481 237
Mr. Cooper Group, Inc.(Æ) 4,275 141
National Bank Holdings Corp. Class A 19,949 753
National Retail Properties, Inc.(ö) 7,547 354
New York Mortgage Trust, Inc.(ö) 34,461 154
NexPoint Residential Trust, Inc.(ö) 342 19
NMI Holdings, Inc. Class A(Æ) 21,336 480
Northeast Bank 7,633 228
Northrim BanCorp , Inc. 309 13
OceanFirst Financial Corp. 6,867 143
ODP Corp. (The)(Æ) 3,784 182
Office Properties Income Trust(ö) 3,622 106
OFG Bancorp 2,956 65
Old National Bancorp 13,260 234
Old Second Bancorp, Inc. 21,184 263
Oportun Financial Corp.(Æ) 8,656 173
Origin Bancorp, Inc. 570 24
Pacific Premier Bancorp, Inc. 2,925 124
PCB Bancorp(Æ) 13,323 215
PCSB Financial Corp. 20,710 376
Peapack Gladstone Financial Corp. 351 11
PennyMac Financial Services, Inc. 4,240 262
Peoples Bancorp, Inc. 22,457 665
Physicians Realty Trust(ö) 3,306 61
Piedmont Office Realty Trust, Inc. Class A(ö) 2,049 38
Plymouth Industrial REIT, Inc.(ö) 17,406 348
Popular, Inc. 13,964 1,048
Potlatch Corp.(ö) 3,808 202
PRA Group, Inc.(Æ) 3,716 143
Premier Financial Corp. 24,525 697
Primis Financial Corp.(Æ) 9,298 142
ProAssurance Corp. 2,687 61
PROG Holdings, Inc. 7,146 344
PS Business Parks, Inc.(ö) 731 108
Pzena Investment Management, Inc. Class A 22,313 246
QCR Holdings, Inc. 786 38
QTS Realty Trust, Inc. Class A(ö) 4,718 365
Radian Group, Inc. 4,857 108
Rayonier, Inc.(ö) 12,692 456
RE/MAX Holdings, Inc. Class A 1,875 62
Realogy Holdings Corp.(Æ) 14,854 270
Redfin Corp.(Æ) 1,350 86
Reinsurance Group of America, Inc. Class
A(Û) 3,350 382
RenaissanceRe Holdings, Ltd.(Ð) 2,284 340
Renasant Corp. 2,340 94
Repay Holdings Corp.(Æ) 21,566 518
Retail Value, Inc.(ö) 646 14
Riverview Bancorp, Inc. 7,502 53
RLI Corp. 639 67
RMR Group, Inc. (The) Class A 8,687 336
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Santander Consumer USA Holdings, Inc.(Û) 2,887 105
Sculptor Capital Management, Inc. 2,614 64
Selective Insurance Group, Inc. 5,135 417
ServisFirst Bancshares, Inc. 2,091 142
Silvercrest Asset Management Group, Inc.
Class A 12,177 183
Simmons First National Corp. Class A 2,757 81
SiriusPoint , Ltd.(Æ) 2,964 30
SLM Corp. 17,880 374
SmartFinancial , Inc. 2,982 72
South State Corp. 3,734 305
Southern Missouri Bancorp, Inc. 2,113 95
SP Plus Corp.(Æ) 16,969 519
Spirit Realty Capital, Inc.(ö) 4,215 202
STAG Industrial, Inc.(ö) 9,621 360
Stewart Information Services Corp. 6,090 345
Stifel Financial Corp. 1,208 78
StoneX Group, Inc.(Æ) 6,047 367
Summit Hotel Properties, Inc.(Æ)(ö) 26,948 251
Terreno Realty Corp.(ö) 1,131 73
Territorial Bancorp, Inc. 16,010 416
Texas Capital Bancshares, Inc.(Æ)(Ð) 3,765 239
Tiptree Financial, Inc. Class A 29,853 278
TriCo Bancshares 3,552 151
Triumph Bancorp, Inc.(Æ) 9,328 693
UMB Financial Corp. 4,667 434
UMH Properties, Inc.(ö) 32,950 718
United Bankshares , Inc. 3,683 134
United Community Banks, Inc. 11,662 373
United Fire Group, Inc. 1,150 32
United Insurance Holdings Corp. 3,315 19
Universal Insurance Holdings, Inc. 4,804 67
Unum Group 13,194 375
Valley National Bancorp 30,641 412
Velocity Financial, Inc.(Æ)(Ñ) 10,405 130
Veritex Holdings, Inc. 9,093 322
Virtus Investment Partners, Inc. 546 152
Voya Financial, Inc.(Û) 5,170 318
Walker & Dunlop, Inc. 1,070 112
Washington Trust Bancorp, Inc. 8,423 433
Waterstone Financial, Inc. 1,311 26
Webster Financial Corp. 14,886 794
WesBanco , Inc. 2,209 79
West Bancorporation, Inc. 8,472 235
Westamerica BanCorp 2,147 125
Westwood Holdings Group, Inc. 5,940 129
WSFS Financial Corp. 2,159 101
54,520
Health Care - 18.0%
Acceleron Pharma, Inc.(Æ) 7,181 901
Accuray , Inc.(Æ) 42,251 191
AdaptHealth Corp.(Æ) 12,181 334
Aeglea BioTherapeutics , Inc.(Æ) 1,531 11
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 6,847 110
Affimed NV(Æ) 10,187 87
Agios Pharmaceuticals, Inc.(Æ) 9,825 542

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Akebia Therapeutics, Inc.(Æ) 32,400 123
Alkermes PLC(Æ)(Ð) 14,096 346
Allakos , Inc.(Æ) 879 75
Allscripts Healthcare Solutions, Inc.(Æ) 20,587 381
ALX Oncology Holdings, Inc.(Æ) 2,539 139
Amicus Therapeutics, Inc.(Æ) 33,238 320
AMN Healthcare Services, Inc.(Æ) 1,255 122
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 17,425 89
Anavex Life Sciences Corp.(Æ)(Ñ) 8,789 201
AngioDynamics , Inc.(Æ) 1,878 51
ANI Pharmaceuticals, Inc.(Æ) 9,889 347
Anika Therapeutics, Inc.(Æ) 11,588 502
Apellis Pharmaceuticals, Inc.(Æ) 5,227 330
Applied Genetic Technologies Corp.(Æ)(Ð) 2,767 11
Applied Therapeutics, Inc.(Æ) 4,551 95
Ardelyx , Inc.(Æ)(Ð) 4,995 38
Arena Pharmaceuticals, Inc.(Æ) 6,261 427
Argenx SE - ADR(Æ) 2,367 713
Arrowhead Pharmaceuticals, Inc.(Æ) 13,652 1,131
Arvinas , Inc.(Æ) 2,746 211
Ascendis Pharma A/S - ADR(Æ) 1,693 223
Assertio Holdings, Inc.(Æ) 2,934 5
Atara Biotherapeutics , Inc.(Æ)(Ð) 1,483 23
Athenex , Inc.(Æ) 4,864 22
Avid Bioservices , Inc.(Æ) 83,002 2,128
AVROBIO, Inc.(Æ)(Ð) 3,065 27
Axsome Therapeutics, Inc.(Æ) 1,192 80
Beam Therapeutics, Inc.(Æ)(Ñ) 4,832 622
Beyond Air, Inc.(Æ)(Ñ) 20,990 136
Beyondspring , Inc.(Æ) 1,135 12
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 4,350 422
BioLife Solutions, Inc.(Æ) 43,093 1,917
Bluebird Bio, Inc.(Æ)(Ð) 9,266 296
Blueprint Medicines Corp.(Æ) 3,326 293
BridgeBio Pharma, Inc.(Æ) 10,170 620
Cara Therapeutics, Inc.(Æ)(Ð) 4,787 68
Cardiovascular Systems, Inc.(Æ) 1,707 73
CareDx , Inc.(Æ) 1,881 172
Cassava Sciences, Inc.(Æ)(Ñ) 4,768 407
Castle Biosciences, Inc.(Æ) 968 71
Castlight Health, Inc. Class B(Æ) 9,806 26
Catalyst Pharmaceuticals, Inc.(Æ) 7,018 40
Chimerix , Inc.(Æ) 3,540 28
Clovis Oncology, Inc.(Æ)(Ñ) 15,107 88
Computer Programs & Systems, Inc. 5,117 170
Concert Pharmaceuticals, Inc.(Æ)(Ð) 2,467 10
CONMED Corp. 5,296 728
CorVel Corp.(Æ) 1,042 140
Cue Biopharma, Inc.(Æ) 5,259 61
Cytokinetics, Inc.(Æ) 10,897 216
CytomX Therapeutics, Inc.(Æ) 11,657 74
Deciphera Pharmaceuticals, Inc.(Æ) 8,976 329
Denali Therapeutics, Inc.(Æ) 4,633 363
Dicerna Pharmaceuticals, Inc.(Æ) 13,648 509
Eagle Pharmaceuticals, Inc.(Æ)(Ð) 1,032 44
Editas Medicine, Inc.(Æ) 1,595 90
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eiger BioPharmaceuticals , Inc.(Æ) 7,909 68
Emergent BioSolutions , Inc.(Æ) 2,113 133
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 1,608 71
Endo International PLC(Æ) 27,088 127
Ensign Group, Inc. (The) 3,825 332
Epizyme , Inc.(Æ)(Ð) 4,733 39
Fennec Pharmaceuticals, Inc.(Æ) 6,778 49
FibroGen , Inc.(Æ) 14,188 378
Flexion Therapeutics, Inc.(Æ)(Ð) 6,143 51
Fortress Biotech, Inc.(Æ) 14,968 53
F-Star Therapeutics, Inc.(Æ) 14,966 129
Global Blood Therapeutics, Inc.(Æ)(Ð) 2,147 75
Gossamer Bio, Inc.(Æ)(Ð) 5,218 42
Gritstone Oncology, Inc.(Æ) 7,784 71
Halozyme Therapeutics, Inc.(Æ) 2,781 126
Hanger, Inc.(Æ) 1,086 27
Heron Therapeutics, Inc.(Æ)(Ð) 6,017 93
Heska Corp.(Æ) 6,671 1,532
Homology Medicines, Inc.(Æ) 5,890 43
IGM Biosciences, Inc.(Æ)(Ñ) 2,841 236
Imara Inc.(Æ) 18,235 144
InfuSystems Holdings, Inc.(Æ) 35,117 730
Inhibrx , Inc.(Æ)(Ñ) 9,728 268
Inotiv , Inc.(Æ) 5,221 139
Insmed , Inc.(Æ) 3,962 113
Inspire Medical Systems, Inc.(Æ) 807 156
Intellia Therapeutics, Inc.(Æ) 1,932 313
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 5,998 120
Invacare Corp.(Æ) 27,459 222
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 9,195 367
iRadimed Corp.(Æ) 20,536 604
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 10,666 137
iTeos Therapeutics, Inc.(Æ) 1,371 35
Jazz Pharmaceuticals PLC(Æ) 2,043 363
Karyopharm Therapeutics, Inc.(Æ)(Ð) 3,507 36
Kiniksa Pharmaceuticals, Ltd. Class A(Æ) 1,390 19
Kura Oncology, Inc.(Æ) 2,610 54
Lannett Co., Inc.(Æ) 3,290 15
Lantheus Holdings, Inc.(Æ) 30,643 847
LeMaitre Vascular, Inc. 17,731 1,082
LHC Group, Inc.(Æ) 4,196 840
LivaNova PLC(Æ) 3,597 303
MacroGenics , Inc.(Æ) 4,401 118
MEDNAX, Inc.(Æ) 8,677 262
Medpace Holdings, Inc.(Æ) 7,136 1,259
Meridian Bioscience, Inc.(Æ) 2,854 63
Merit Medical Systems, Inc.(Æ) 1,669 108
Minerva Neurosciences, Inc.(Æ) 5,945 14
Mirati Therapeutics, Inc.(Æ) 2,494 403
ModivCare , Inc.(Æ) 1,156 197
Molecular Templates, Inc.(Æ) 24,719 194
Molina Healthcare, Inc.(Æ)(Ð)(Û) 1,884 477
Natera , Inc.(Æ) 464 53
Natus Medical, Inc.(Æ) 9,542 248
Nektar Therapeutics(Æ)(Ð) 1,314 23
Nemaura Medical, Inc.(Æ)(Ñ) 25,298 262

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Neogen Corp.(Æ) 21,583 994
NeoGenomics , Inc.(Æ) 17,471 789
Nevro Corp.(Æ) 917 152
NextGen Healthcare, Inc.(Æ) 4,474 74
NGM Biopharmaceuticals, Inc.(Æ) 1,267 25
Novavax , Inc.(Æ) 1,187 252
Omnicell , Inc.(Æ) 4,662 706
Optinose , Inc.(Æ) 1,497 5
Orthofix Medical, Inc.(Æ) 1,988 80
Owens & Minor, Inc. 7,249 307
Pacific Biosciences of California, Inc.(Æ) 10,175 356
Patterson Cos., Inc. 4,644 141
Pennant Group, Inc. (The)(Æ) 3,660 150
Phathom Pharmaceuticals, Inc.(Æ) 1,291 44
Phibro Animal Health Corp. Class A 5,626 162
Phreesia , Inc.(Æ) 9,998 613
Pliant Therapeutics, Inc.(Æ) 2,442 71
Poseida Therapeutics, Inc.(Æ) 3,496 35
Precision BioSciences , Inc.(Æ) 9,059 113
Prestige Brands Holdings, Inc.(Æ) 1,942 101
Protagonist Therapeutics, Inc.(Æ) 3,608 162
PTC Therapeutics, Inc.(Æ) 12,197 516
Quidel Corp.(Æ)(Ð) 1,505 193
Radius Health, Inc.(Æ) 4,158 76
RadNet , Inc.(Æ) 19,176 646
Reata Pharmaceuticals, Inc. Class A(Æ) 3,051 432
Recro Pharma, Inc.(Æ)(Ñ) 35,863 82
Recursion Pharmaceuticals, Inc. Class A(Æ) 2,640 96
REGENXBIO, Inc.(Æ) 2,380 92
Repligen Corp.(Æ) 6,261 1,250
Rockwell Medical, Inc.(Æ)(Ñ) 134,855 123
Sarepta Therapeutics, Inc.(Æ)(Ð) 581 45
Savara , Inc.(Æ) 4,700 8
Schrodinger, Inc.(Æ) 7,221 546
Scpharmaceuticals , Inc.(Æ) 18,210 111
Selecta Biosciences, Inc.(Æ) 18,891 79
ShockWave Medical, Inc.(Æ) 1,149 218
Silk Road Medical, Inc.(Æ) 1,793 86
SpringWorks Therapeutics, Inc.(Æ) 2,169 179
STAAR Surgical Co.(Æ) 1,515 231
Surmodics , Inc.(Æ) 425 23
Tactile Systems Technology, Inc.(Æ) 8,022 417
TG Therapeutics, Inc.(Æ) 3,755 146
Theravance Biopharma, Inc.(Æ)(Ð) 3,703 54
Travere Therapeutics, Inc.(Æ) 5,164 75
Tricida , Inc.(Æ)(Ð) 4,053 18
Turning Point Therapeutics, Inc.(Æ) 1,194 93
Twist Bioscience Corp.(Æ) 2,940 392
Ultragenyx Pharmaceutical, Inc.(Æ) 874 83
United Therapeutics Corp.(Æ) 2,221 398
UNITY Biotechnology, Inc.(Æ) 2,544 12
UroGen Pharma, Ltd.(Æ) 5,149 79
Utah Medical Products, Inc. 6,893 586
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 3,885 84
Varex Imaging Corp.(Æ)(Ð) 4,860 130
Verastem , Inc.(Æ) 14,208 58
Vincerx Pharma, Inc.(Æ) 4,731 61
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Voyager Therapeutics, Inc.(Æ)(Ð) 3,400 14
WaVe Life Sciences, Ltd.(Æ) 1,476 10
Xencor , Inc.(Æ) 6,829 236
Zentalis Pharmaceuticals, Inc.(Æ) 3,564 190
Zogenix , Inc.(Æ) 577 10
Zymeworks , Inc.(Æ) 6,959 241
46,375
Materials and Processing - 8.1%
Advanced Drainage Systems, Inc. 1,863 217
AdvanSix , Inc.(Æ) 1,851 55
Alcoa Corp.(Æ) 7,680 283
American Vanguard Corp. 13,435 235
American Woodmark Corp.(Æ) 1,206 99
Apogee Enterprises, Inc. 2,939 120
Arconic Corp.(Æ) 19,945 710
Ashland Global Holdings, Inc.(Ð) 3,221 282
Beacon Roofing Supply, Inc.(Æ) 3,084 164
Belden, Inc.(Ð) 1,997 101
BlueLinx Holdings, Inc.(Æ) 707 36
Boise Cascade Co.(Ð) 2,983 174
BrightView Holdings, Inc.(Æ) 14,527 234
Builders FirstSource , Inc.(Æ) 4,605 196
Cabot Corp. 13,952 795
Caesarstone , Ltd. 7,138 105
Capstone Mining Corp.(Æ) 15,239 66
Carpenter Technology Corp. 2,319 93
Chemours Co. (The) 10,140 353
Clearwater Paper Corp.(Æ)(Ð) 1,243 36
Compass Minerals International, Inc. 2,678 159
Constellium SE(Æ) 14,265 270
Cornerstone Building Brands, Inc.(Æ) 11,143 203
Culp, Inc. 34,352 560
Eagle Materials, Inc. 1,331 189
Element Solutions, Inc.(Æ) 41,428 970
Gold Resource Corp.(Ñ) 73,749 190
Haynes International, Inc. 3,007 106
HB Fuller Co. 5,370 342
Horizonte  Minerals  PLC(Æ) 707,920 66
Huntsman Corp. 24,011 636
Ingevity Corp.(Æ) 3,654 297
Insteel Industries, Inc. 18,633 599
Interface, Inc. Class A 29,852 457
Koppers Holdings, Inc.(Æ) 15,908 515
Kraton Corp.(Æ) 3,094 100
Landec Corp.(Æ) 29,874 336
LB Foster Co. Class A(Æ) 309 6
LiqTech International, Inc.(Æ)(Ñ) 29,064 213
Louisiana-Pacific Corp. 10,414 627
Masonite International Corp.(Æ) 2,266 253
Mosaic Co. (The) 21,563 689
MRC Global, Inc.(Æ) 6,012 57
Neenah Paper, Inc. 3,845 193
Neo Lithium Corp.(Æ) 29,030 68
Northwest Pipe Co.(Æ) 3,860 109
Nouveau Monde Graphite, Inc.(Æ) 7,038 55
O-I Glass, Inc.(Æ) 11,023 180

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Olin Corp.(Û) 8,180 378
Omega Flex, Inc. 2,371 348
Orion Engineered Carbons SA(Æ) 2,233 42
Pactiv Evergreen, Inc. 13,966 210
Patrick Industries, Inc. 1,627 119
Quaker Chemical Corp. 2,665 632
Rayonier Advanced Materials, Inc.(Æ) 4,247 28
Ryerson Holding Corp.(Æ) 1,318 19
Schnitzer Steel Industries, Inc. Class A 3,564 175
Schweitzer-Mauduit International, Inc. 9,212 372
Simpson Manufacturing Co., Inc. 888 98
SiteOne Landscape Supply, Inc.(Æ) 3,995 677
Stelco Holdings, Inc. 9,175 269
Stepan Co. 1,797 216
Summit Materials, Inc. Class A(Æ) 4,143 144
Trinseo SA 4,782 286
Tronox Holdings PLC Class A 47,159 1,057
UFP Industries, Inc.(Æ) 1,833 136
Unifi, Inc.(Æ) 5,882 143
Univar Solutions, Inc. - ADR(Æ) 12,119 295
Universal Stainless & Alloy Products, Inc.(Æ) 15,497 156
Valvoline, Inc. 37,152 1,207
Venator Materials PLC(Æ) 56,184 266
Veritiv Corp.(Æ) 5,923 364
Verso Corp. Class A 4,081 72
WR Grace & Co. 1,460 101
Zymergen , Inc.(Æ)(Ñ) 9,782 391
21,000
Producer Durables - 14.6%
ABM Industries, Inc. 4,660 207
Acacia Research Corp.(Æ) 1,080 7
ACCO Brands Corp. 7,361 64
Adient PLC(Æ) 4,979 225
AGCO Corp. 3,276 427
Air Transport Services Group, Inc.(Æ) 13,351 310
Allegiant Travel Co. Class A(Æ)(Û) 1,657 321
Allied Motion Technologies, Inc. 19,146 661
Allison Transmission Holdings, Inc. Class A 10,530 418
Alta Equipment Group, Inc.(Æ) 26,488 352
Applied Industrial Technologies, Inc. 1,216 111
ArcBest Corp. 3,217 187
Arcosa , Inc. 7,183 422
Ardmore Shipping Corp.(Æ) 75,143 317
Argan , Inc. 10,584 506
ASGN, Inc.(Æ) 1,968 191
Astec Industries, Inc. 1,866 117
Astronics Corp.(Æ) 3,100 54
Atlas Air Worldwide Holdings, Inc.(Æ) 2,907 198
Barrett Business Services, Inc. 3,355 243
Bowman Consulting Group, Ltd.(Æ)(Ñ) 4,328 60
Brady Corp. Class A 1,453 81
Brink's Co. (The) 4,394 338
Bristow Group, Inc.(Æ)(Ð) 854 22
Brookfield Infrastructure Corp. Class A 880 66
Cactus, Inc. Class A 8,164 300
Casper Sleep, Inc.(Æ) 4,685 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chart Industries, Inc.(Æ) 3,986 583
Clean Harbors, Inc.(Æ)(Ð) 512 48
CoreCivic , Inc.(Æ)(Ð) 11,784 123
Covanta Holding Corp. 18,609 328
Covenant Transportation Group, Inc. Class
A(Æ) 12,031 249
CRA International, Inc. 9,402 805
Crane Co. 3,921 362
Darling Ingredients, Inc.(Æ) 1,303 88
Deluxe Corp. 6,592 315
DHT Holdings, Inc. 42,427 275
Diamond S Shipping, Inc.(Æ) 802 8
Dorian LPG, Ltd.(Æ)(Ð) 1,459 21
Ducommun, Inc.(Æ)(Ð) 687 37
DXP Enterprises, Inc.(Æ)(Ð) 906 30
Dycom Industries, Inc.(Æ) 1,290 96
Echo Global Logistics, Inc.(Æ) 4,603 141
EMCOR Group, Inc. 3,705 456
Ennis, Inc. 2,764 59
EnPro Industries, Inc. 1,039 101
Euronav NV 79,084 737
Evo Payments, Inc. Class A(Æ) 39,441 1,094
Flowserve Corp. 17,182 693
Fluor Corp.(Æ) 9,526 169
Franklin Electric Co., Inc. 1,296 104
frontdoor , Inc.(Æ)(Û) 10,398 518
Frontier Group Holdings, Inc.(Æ) 12,515 213
Frontline, Ltd.(Æ) 1,080 10
Genasys , Inc.(Æ) 34,219 188
Genco Shipping & Trading, Ltd. 829 16
GP Strategies Corp.(Æ) 7,968 125
Greenbrier Cos., Inc. 12,292 536
GreenSky , Inc. Class A(Æ) 2,000 11
Harsco Corp.(Æ) 18,943 387
Heidrick & Struggles International, Inc. 14,847 661
Herman Miller, Inc. 11,404 538
HNI Corp. 1,732 76
Hub Group, Inc. Class A(Æ) 1,643 108
Huntington Ingalls Industries, Inc.(Ð) 1,953 412
Hyster -Yale Materials Handling, Inc. 2,448 179
ICF International, Inc. 2,686 236
Insperity , Inc. 2,233 202
International Seaways, Inc. 1,397 27
JetBlue Airways Corp.(Æ) 6,007 101
KBR, Inc. 11,279 430
Kennametal, Inc. 12,153 437
Kimball International, Inc. Class B 46,606 613
Knight-Swift Transportation Holdings, Inc.
(Æ) 8,462 385
Knoll, Inc. 4,227 110
Korn & Ferry International 4,448 323
Kratos Defense & Security Solutions, Inc.(Æ) 18,881 538
Macquarie Infrastructure Corp.(Û) 1,061 41
Manitowoc Co., Inc. (The)(Æ) 7,570 186
ManpowerGroup , Inc. 3,412 406
Marten Transport, Ltd. 12,215 201
MasTec , Inc.(Æ) 1,858 197

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Matson, Inc. 1,546 99
MAXIMUS, Inc. 6,472 569
Mesa Air Group, Inc.(Æ) 2,413 23
Mesa Laboratories, Inc. 4,781 1,296
Methode Electronics, Inc. 1,946 96
Mitek Systems, Inc.(Æ) 29,165 562
Modine Manufacturing Co.(Æ) 3,873 64
MYR Group, Inc.(Æ)(Ð) 1,168 106
Orion Energy Systems, Inc.(Æ) 13,976 80
Orion Group Holdings, Inc.(Æ) 40,354 232
Park-Ohio Holdings Corp.(Ð) 231 7
PFSweb , Inc.(Æ) 12,236 90
Pitney Bowes, Inc. 12,414 109
Plug Power, Inc.(Æ) 5,038 172
Powell Industries, Inc. 570 18
Primoris Services Corp. 2,109 62
Radiant Logistics, Inc.(Æ) 31,412 218
Ranpak Holdings Corp.(Æ) 17,958 449
Resources Connection, Inc. 5,769 83
Rexnord Corp. 3,056 153
RR Donnelley & Sons Co.(Æ) 11,100 70
Rush Enterprises, Inc. Class A 2,770 120
Ryder System, Inc.(Ð)(Û) 4,457 331
Saia, Inc.(Æ) 5,478 1,148
Scorpio Tankers, Inc. 10,870 240
SFL Corp., Ltd.(Æ) 6,658 51
SHYFT Group, Inc. (The)(Æ) 2,485 93
SkyWest, Inc.(Æ) 2,763 119
Sleep Number Corp.(Æ) 2,586 284
StealthGas , Inc.(Æ) 48,167 136
Steelcase, Inc. Class A 12,053 182
Team, Inc.(Æ) 1,761 12
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 36,362 524
Tennant Co. 6,311 504
Terex Corp. 4,054 193
Tetra Tech, Inc. 982 120
Textainer Group Holdings, Ltd.(Æ) 2,768 93
Textron, Inc. 6,790 467
Thermon Group Holdings, Inc.(Æ) 6,312 108
Titan International, Inc.(Æ) 4,615 39
Titan Machinery, Inc.(Æ) 1,321 41
TopBuild Corp.(Æ) 5,136 1,016
Travel + Leisure Co.(Æ) 3,956 235
TreeHouse Foods, Inc.(Æ) 4,220 188
TriNet Group, Inc.(Æ)(Ð) 2,970 215
Triumph Group, Inc.(Æ) 9,126 189
TrueBlue , Inc.(Æ) 8,552 240
Tutor Perini Corp.(Æ) 48,290 669
Universal Truckload Services, Inc. 11,959 279
US Xpress Enterprises, Inc. Class A(Æ)(Ð) 1,378 12
USA Truck, Inc.(Æ) 16,342 262
Vectrus , Inc.(Æ) 8,315 396
Vishay Precision Group, Inc.(Æ) 4,025 137
VSE Corp. 1,978 98
Wabash National Corp. 5,491 88
Werner Enterprises, Inc. 2,525 112
WESCO International, Inc.(Æ) 6,933 713
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Whole Earth Brands, Inc.(Æ) 16,033 232
WNS Holdings, Ltd. - ADR(Æ) 16,325 1,304
Xerox Holdings Corp.(Ð) 10,128 238
Yellow Corp.(Æ) 20,050 131
37,694
Technology - 12.6%
8x8, Inc.(Æ) 11,257 312
A10 Networks, Inc.(Æ) 6,590 74
Absolute Software Corp. 49,374 715
ADT, Inc. 10,110 109
ADTRAN, Inc. 4,356 90
Agilysys , Inc.(Æ) 1,905 108
Alarm.com Holdings, Inc.(Æ) 1,922 163
Alpha & Omega Semiconductor, Ltd.(Æ) 1,465 45
Ambarella , Inc.(Æ)(Û) 2,242 239
American Software, Inc. Class A 38,707 850
Amkor Technology, Inc.(Û) 2,190 52
APi Group Corp.(Æ)(Þ) 27,497 574
Appfolio , Inc. Class A(Æ) 2,911 411
Appian Corp.(Æ)(Ñ) 1,202 166
Applied Optoelectronics, Inc.(Æ)(Ñ) 11,969 101
Arlo Technologies, Inc.(Æ) 14,701 100
Arrow Electronics, Inc.(Æ)(Ð) 3,611 411
Avaya Holdings Corp.(Æ)(Ð) 10,959 295
Aviat Networks, Inc.(Æ) 1,085 36
Avid Technology, Inc.(Æ) 3,237 127
Avnet, Inc.(Ð) 4,501 180
Axcelis Technologies, Inc.(Æ) 16,233 656
Bandwidth, Inc. Class A(Æ) 741 102
Bel Fuse, Inc. Class B 1,576 23
Benchmark Electronics, Inc. 7,055 201
Benefitfocus , Inc.(Æ) 2,126 30
Blackline, Inc.(Æ) 1,648 183
Bottomline Technologies, Inc.(Æ) 1,895 70
Brightcove , Inc.(Æ) 993 14
CalAmp Corp.(Æ) 2,103 27
Casa Systems, Inc.(Æ) 4,391 39
Cerence , Inc.(Æ) 5,501 587
ChannelAdvisor Corp.(Æ) 7,200 176
Ciena Corp.(Æ) 7,795 443
Cirrus Logic, Inc.(Æ) 4,533 386
CommScope Holding Co., Inc.(Æ) 39,171 835
CommVault Systems, Inc.(Æ)(Û) 2,829 221
comScore, Inc.(Æ) 68,033 340
Comtech Telecommunications Corp. 2,112 51
Concentrix Corp.(Æ) 2,108 339
CSG Systems International, Inc. 2,581 122
Diebold Nixdorf, Inc.(Æ) 11,092 143
Digital Turbine, Inc.(Æ) 2,838 216
Domo, Inc. Class B(Æ) 454 37
Donnelley Financial Solutions, Inc.(Æ) 7,334 242
Dropbox, Inc. Class A(Æ)(Ð) 1,526 46
DSP Group, Inc.(Æ) 17,014 252
EchoStar Corp. Class A(Æ) 4,098 100
eGain Corp.(Æ) 1,354 16
EMCORE Corp.(Æ) 2,852 26

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Endava PLC - ADR(Æ) 7,298 827
Evolent Health, Inc. Class A(Æ)(Ð) 1,533 32
Extreme Networks, Inc.(Æ) 10,049 112
GTT Communications, Inc.(Æ)(Ñ) 28,459 69
GTY Technology Holdings, Inc.(Æ) 23,088 164
Harmonic, Inc.(Æ)(Ð) 7,643 65
HC2 Holdings, Inc.(Æ) 29,156 116
Infinera Corp.(Æ)(Ð) 21,588 220
Inspired Entertainment, Inc.(Æ) 13,800 176
Intevac, Inc.(Æ) 257 2
Jabil Circuit, Inc. 5,418 315
Kimball Electronics, Inc.(Æ) 16,077 350
Kulicke & Soffa Industries, Inc. 13,113 803
KVH Industries, Inc.(Æ) 8,145 100
Lattice Semiconductor Corp.(Æ) 4,034 227
Liberty Latin America, Ltd. Class C(Æ) 13,765 194
Limelight Networks, Inc.(Æ)(Ð) 22,837 72
LiveRamp Holdings, Inc.(Æ) 2,780 130
Maxar Technologies, Inc. 5,558 222
Mercury Systems, Inc.(Æ) 7,762 514
Mimecast, Ltd.(Æ) 17,285 917
Model N, Inc.(Æ) 13,828 474
NAPCO Security Technologies, Inc.(Æ) 24,725 899
NeoPhotonics Corp.(Æ) 20,297 207
NETGEAR, Inc.(Æ) 6,430 246
NetScout Systems, Inc.(Æ)(Ð) 8,317 237
New Relic, Inc.(Æ) 3,037 203
nLight , Inc.(Æ) 10,108 367
Nutanix , Inc. Class A(Æ)(Û) 8,119 310
OneSpan , Inc.(Æ) 22,267 568
Ooma , Inc.(Æ) 13,630 257
PAE, Inc.(Æ) 30,290 270
PCTEL, Inc. 22,445 147
PDF Solutions, Inc.(Æ) 24,951 454
Pegasystems , Inc. 8,985 1,251
Ping Identity Holding Corp.(Æ)(Ð) 2,433 56
Plantronics, Inc.(Æ) 5,031 210
PlayAGS , Inc.(Æ) 3,469 34
Power Integrations, Inc. 1,826 150
Pure Storage, Inc. Class A(Æ) 13,267 259
QAD, Inc. Class A 6,904 601
Qualys , Inc.(Æ) 2,765 278
Quantum Corp.(Æ) 34,963 240
RADCOM, Ltd.(Æ) 15,066 169
Rambus, Inc.(Æ) 13,315 316
Ribbon Communications, Inc.(Æ) 9,591 73
SailPoint Technologies Holding, Inc.(Æ) 4,251 217
Sapiens International Corp. NV(Æ) 2,326 61
ScanSource , Inc.(Æ) 941 26
Semtech Corp.(Æ) 2,803 193
Silicon Laboratories, Inc.(Æ) 3,099 475
Simulations Plus, Inc.(Ñ) 26,492 1,456
Sonos , Inc.(Æ)(Û) 1,404 49
Super Micro Computer, Inc.(Æ) 3,065 108
Switch, Inc. Class A 18,510 391
Synaptics , Inc.(Æ) 2,267 353
Synchronoss Technologies, Inc.(Æ) 3,315 12
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tenable Holdings, Inc.(Æ) 3,969 164
TrueCar , Inc.(Æ) 17,344 98
Unisys Corp.(Æ) 21,814 552
Upwork , Inc.(Æ) 3,876 226
Varonis Systems, Inc.(Æ) 3,618 208
Veeco Instruments, Inc.(Æ)(Ð) 5,781 139
Verint Systems, Inc.(Æ) 2,509 113
VirnetX Holding Corp.(Æ)(Ñ) 41,593 178
Workiva , Inc.(Æ) 14,323 1,595
Yelp, Inc. Class A(Æ)(Ð) 5,599 224
Zix Corp.(Æ) 82,140 579
32,401
Utilities - 4.7%
Alaska Communications Systems Group, Inc.
(Æ) 27,922 93
Allete , Inc. 15,410 1,078
American States Water Co. 1,064 85
APA Corp. 5,867 127
Artesian Resources Corp. Class A 3,031 111
Avista Corp. 5,966 255
Black Hills Corp. 1,329 87
Bonanza Creek Energy, Inc. 795 37
Brigham Minerals, Inc. Class A 62,337 1,326
Clearway Energy Operating LLC(Æ) 1,738 46
Cogent Communications Holdings, Inc.(Û) 3,412 263
Consolidated Communications Holdings, Inc.
(Æ) 20,574 181
Gogo , Inc.(Æ) 3,137 36
Goodrich Petroleum Corp.(Æ) 10,171 152
IDT Corp. Class B(Æ) 6,213 230
Iridium Communications, Inc.(Æ) 3,094 124
MDU Resources Group, Inc. 31,513 988
MGE Energy, Inc. 1,435 107
Middlesex Water Co. 1,643 134
New Jersey Resources Corp. 2,864 113
Northern Oil and Gas, Inc. 26,409 549
Northwest Natural Holding Co. 7,259 381
NorthWestern Corp. 1,188 72
Oasis Petroleum, Inc. 4,069 409
ONE Gas, Inc. 1,401 104
Otter Tail Corp. 1,508 74
Ovintiv , Inc. 10,843 341
Plains GP Holdings, LP Class A(Æ)(Ð) 5,591 67
PNM Resources, Inc. 2,173 106
Portland General Electric Co. 7,358 339
RGC Resources, Inc. 21,600 545
Shenandoah Telecommunications Co. 2,181 106
South Jersey Industries, Inc. 36,769 953
Southwest Gas Holdings, Inc. 993 66
Spark Energy, Inc. Class A 6,362 72
Spire, Inc. 6,850 495
Spok Holdings, Inc. 22,635 218
Telephone & Data Systems, Inc. 6,634 150
Unitil Corp. 1,793 95
US Cellular Corp.(Æ)(Ð)(Û) 1,280 46
Vidler Water Resources, Inc.(Æ) 29,495 392

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vine Energy, Inc. Class A(Æ) 14,323 223
Vistra Corp.(Ð)(Û) 25,868 480
Vonage Holdings Corp.(Æ) 9,802 141
11,997
Total Common Stocks
(cost $199,928) 256,715
Warrants and Rights - 0.0%
Progenics Pharmaceuticals, Inc.(Æ) 1,808
—
Stemline Therapeutics, Inc.(Æ) 14,060
5
Total Warrants and Rights
(cost $5) 5
Short-Term Investments - 4.5%
U.S. Cash Management Fund(@) 11,514,559 11,512
Total Short-Term Investments
(cost $11,512) 11,512
Other Securities - 1.9%
U.S. Cash Collateral Fund(@)(×) 4,961,738 (∞)
4,962
Total Other Securities
(cost $4,962) 4,962
Total Investments - 105.9%
(identified cost $216,407) 273,194
Securities Sold Short - (4.4)%
Consumer Discretionary - (0.9)%
1-800-Flowers.com, Inc. Class A(Æ) (1,259) (40)
Akoustis Technologies, Inc.(Æ) (1,962) (21)
AMC Entertainment Holdings, Inc. Class
A(Æ) (10,778) (611)
AMMO, Inc.(Æ) (2,691) (26)
Aspen Group, Inc.(Æ) (194) (1)
Bally's Corp.(Æ) (720) (39)
Callaway Golf Co.(Æ) (4,972) (168)
Cardlytics, Inc.(Æ) (260) (33)
CarParts.com, Inc.(Æ) (5,986) (122)
Cinemark Holdings, Inc.(Æ) (7,328) (161)
Clear Channel Worldwide Holdings, Inc.(Æ) (14,137) (37)
Dorman Products, Inc.(Æ) (239) (25)
Express, Inc.(Æ) (4,005) (26)
Fox Factory Holding Corp.(Æ) (810) (126)
fuboTV , Inc.(Æ) (966) (31)
GameStop Corp. Class A(Æ) (1,921) (411)
GrowGeneration Corp.(Æ) (710) (34)
Leggett & Platt, Inc. (3,567) (185)
Levi Strauss & Co. Class A (1,145) (32)
LifeMD , Inc.(Æ) (2,852) (34)
Lindblad Expeditions Holdings, Inc.(Æ) (1,864) (30)
Marcus Corp.(Æ) (1,297) (28)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National CineMedia , Inc. (4,928) (25)
Rocky Brands, Inc. (706) (39)
SEACOR Marine Holdings, Inc.(Æ) (1,781) (8)
Stitch Fix, Inc. Class A(Æ) (469) (28)
(2,321)
Consumer Staples - (0.1)%
22nd Centruy Group, Inc.(Æ) (1,991) (9)
Celsius Holdings, Inc.(Æ) (247) (19)
Chefs' Warehouse Holdings, Inc.(Æ) (1,742) (55)
MGP Ingredients, Inc. (680) (46)
Utz Brands, Inc. (2,093) (46)
(175)
Energy - (0.2)%
Aemetis , Inc.(Æ) (889) (10)
Beam Global(Æ) (425) (16)
ChampionX Corp.(Æ) (3,465) (89)
CleanSpark , Inc.(Æ) (976) (16)
Contango Oil & Gas Co.(Æ) (2,866) (12)
Energous Corp.(Æ) (5,663) (16)
Flotek Industries, Inc.(Æ) (300) (1)
Flux Power Holdings, Inc.(Æ) (880) (10)
FuelCell Energy, Inc.(Æ) (90) (1)
Gevo , Inc.(Æ) (3,175) (23)
Liberty Oilfield Services, Inc. Class A(Æ) (8,449) (120)
Ring Energy, Inc.(Æ) (9,861) (30)
Smart Sand, Inc.(Æ) (5,126) (17)
Solaris Oilfield Infrastructure, Inc. Class A (265) (3)
Sunrun , Inc.(Æ) (2,782) (155)
Sunworks , Inc.(Æ) (797) (8)
(527)
Financial Services - (0.5)%
Apollo Commercial Real Estate Finance,
Inc.(ö) (10,688) (170)
Apollo Global Management, Inc. (3,416) (212)
Arbor Realty Trust, Inc.(ö) (8,134) (145)
BRP Group, Inc. Class A(Æ) (4,080) (109)
Ellington Residential Mortgage(ö) (1,934) (23)
Emerald Holding, Inc.(Æ) (4,830) (26)
Franchise Group, Inc.(Æ) (398) (14)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (1,350) (76)
Invesco Mortgage Capital, Inc.(ö) (15,600) (61)
Orchid Island Capital, Inc.(ö) (29,400) (153)
Repay Holdings Corp.(Æ) (6,197) (149)
Rocket Companies, Inc. Class A (6,856) (133)
Western Asset Mortgage Capital Corp.(ö) (11,437) (37)
(1,308)
Health Care - (1.3)%
89bio, Inc.(Æ) (611) (12)
AcelRx Pharmaceuticals, Inc.(Æ) (13,020) (18)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ADMA Biologics, Inc.(Æ) (45,660) (73)
Agile Therapeutics, Inc.(Æ) (3,900) (5)
Altimmune , Inc.(Æ) (374) (4)
Anavex Life Sciences Corp.(Æ) (2,003) (46)
AquaBounty Technologies, Inc.(Æ) (4,582) (25)
Arcus Biosciences, Inc.(Æ) (215) (6)
Asensus Surgical, Inc.(Æ) (8,611) (27)
Aspira Women's Health, Inc.(Æ) (3,141) (18)
Avidity Biosciences, Inc.(Æ) (780) (19)
Aytu BioScience , Inc.(Æ) (2,716) (14)
Berkeley Lights, Inc.(Æ) (111) (5)
BioCryst Pharmaceuticals, Inc.(Æ) (9,390) (148)
BioLife Solutions, Inc.(Æ) (760) (34)
Bionano Genomics, Inc.(Æ) (12,221) (90)
Bio- Techne Corp.(Æ) (352) (158)
CareDx , Inc.(Æ) (111) (10)
Cassava Sciences, Inc.(Æ) (166) (14)
Catalent , Inc.(Æ) (1,738) (188)
CEL-SCI Corp.(Æ) (545) (5)
ChemoCentryx , Inc.(Æ) (247) (3)
ChromaDex Corp.(Æ) (2,073) (20)
ClearPoint Neuro, Inc.(Æ) (896) (17)
Codexis , Inc.(Æ) (2,714) (61)
Co-Diagnostics, Inc.(Æ) (1,905) (16)
Curis , Inc.(Æ) (422) (3)
DarioHealth Corp.(Æ) (540) (12)
DermTech , Inc.(Æ) (502) (21)
Dynavax Technologies Corp.(Æ) (1,753) (17)
Evolus , Inc.(Æ) (1,235) (16)
Fate Therapeutics, Inc.(Æ) (1,794) (156)
Fulgent Genetics, Inc.(Æ) (113) (10)
Genprex , Inc.(Æ) (1,800) (6)
HealthEquity , Inc.(Æ) (2,495) (201)
iBio , Inc.(Æ) (9,600) (14)
IGM Biosciences, Inc.(Æ) (186) (15)
Immunovant , Inc.(Æ) (1,600) (17)
INmune Bio, Inc.(Æ) (1,541) (27)
Inotiv , Inc.(Æ) (255) (7)
Inovio Pharmaceuticals, Inc.(Æ) (1,043) (10)
Intra-Cellular Therapies, Inc. Class A(Æ) (3,513) (143)
Invitae Corp.(Æ) (3,507) (118)
Jaguar Health, Inc.(Æ) (5,588) (9)
Kadmon Holdings, Inc.(Æ) (15,439) (60)
Lineage Cell Therapeutics, Inc.(Æ) (2,488) (7)
MannKind Corp.(Æ) (4,873) (27)
Marinus Pharmaceuticals, Inc.(Æ) (967) (17)
Matinas BioPharma Holdings, Inc.(Æ) (12,030) (9)
MediciNova , Inc.(Æ) (2,672) (11)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MEI Pharma, Inc.(Æ) (7,322) (21)
Mersana Therapeutics, Inc.(Æ) (725) (10)
Milestone Scientific, Inc.(Æ) (2,400) (6)
Misonix , Inc.(Æ) (524) (12)
NanoString Technologies, Inc.(Æ) (776) (50)
NeoGenomics , Inc.(Æ) (3,011) (136)
Neubase Therapeutics, Inc.(Æ) (1,730) (8)
Ocugen , Inc.(Æ) (2,147) (17)
Ocular Therapeutix , Inc.(Æ) (1,290) (18)
OncoCyte Corp.(Æ) (4,680) (27)
Oncternal Therapeutics, Inc.(Æ) (3,481) (17)
PLx Pharma, Inc.(Æ) (668) (9)
Protagonist Therapeutics, Inc.(Æ) (406) (18)
Quanterix Corp.(Æ) (1,219) (72)
R1 RCM, Inc.(Æ) (2,476) (55)
Repligen Corp.(Æ) (958) (191)
Replimune Group, Inc.(Æ) (657) (25)
Rigel Pharmaceuticals, Inc.(Æ) (18,359) (80)
Rocket Pharmaceuticals, Inc.(Æ) (297) (13)
Rubius Therapeutics, Inc.(Æ) (1,442) (35)
Sangamo BioSciences , Inc.(Æ) (8,399) (101)
Seelos Therapeutics, Inc.(Æ) (3,583) (9)
Seres Therapeutics, Inc.(Æ) (1,701) (41)
Sientra , Inc.(Æ) (2,686) (21)
TFF Pharmaceuticals, Inc.(Æ) (1,189) (11)
TherapeuticsMD , Inc.(Æ) (71,995) (86)
Tonix Pharmaceuticals Holding Corp.(Æ) (10,664) (12)
Vaxart , Inc.(Æ) (2,317) (17)
Veracyte , Inc.(Æ) (4,246) (170)
ViewRay , Inc.(Æ) (4,955) (33)
ZIOPHARM Oncology, Inc.(Æ) (16,917) (45)
(3,335)
Materials and Processing - (0.2)%
Builders FirstSource , Inc.(Æ) (4,320) (184)
Cleveland-Cliffs, Inc.(Æ) (6,546) (141)
Marrone Bio Innovations, Inc.(Æ) (5,228) (9)
Northern Technologies International Corp. (267) (5)
Quaker Chemical Corp. (714) (169)
Uranium Energy Corp.(Æ) (12,899) (34)
(542)
Producer Durables - (0.2)%
American Airlines Group, Inc.(Æ) (8,696) (184)
American Superconductor Corp.(Æ) (1,400) (24)
Aqua Metals, Inc.(Æ) (5,012) (15)
Cryoport , Inc.(Æ) (1,390) (88)
Custom Truck One Source, Inc.(Æ) (1,746) (17)
ExOne Co. (The)(Æ) (709) (15)
Genasys , Inc.(Æ) (3,863) (21)
Hydrofarm Holdings Group, Inc.(Æ) (246) (14)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Iteris , Inc.(Æ) (3,104) (21)
Liquidity Services, Inc.(Æ) (1,335) (34)
Magnite , Inc.(Æ) (327) (11)
Mesa Laboratories, Inc. (194) (53)
Purple Innovation, Inc.(Æ) (1,520) (40)
Sharps Compliance Corp.(Æ) (1,807) (19)
Vivint Smart Home, Inc.(Æ) (3,392) (45)
Workhorse Group, Inc.(Æ) (1,404) (23)
(624)
Technology - (0.9)%
3D Systems Corp.(Æ) (5,186) (207)
Airgain , Inc.(Æ) (740) (15)
American Software, Inc. Class A (1,579) (35)
Anterix Inc.(Æ) (386) (23)
Aspen Technology, Inc.(Æ) (1,442) (198)
Aterian , Inc.(Æ) (344) (5)
Atomera , Inc.(Æ) (646) (14)
AudioEye , Inc.(Æ) (1,235) (21)
AXT, Inc.(Æ) (3,193) (35)
Brooks Automation, Inc. (2,109) (201)
Clearfield, Inc.(Æ) (1,059) (40)
Cree, Inc.(Æ) (1,961) (192)
Digimarc Corp.(Æ) (710) (24)
Digital Turbine, Inc.(Æ) (403) (31)
eMagin Corp.(Æ) (6,172) (21)
HyreCar , Inc.(Æ) (1,349) (28)
Ideanoics , Inc.(Æ) (4,064) (12)
Identiv , Inc.(Æ) (1,035) (18)
II-VI, Inc.(Æ) (2,716) (197)
Immersion Corp.(Æ) (7,196) (63)
Intellicheck , Inc.(Æ) (3,600) (30)
LivePerson , Inc.(Æ) (1,337) (84)
Luna Innovations, Inc.(Æ) (181) (2)
MicroStrategy , Inc. Class A(Æ) (306) (203)
NAPCO Security Technologies, Inc.(Æ) (1,254) (46)
Onto Innovation, Inc.(Æ) (3,365) (246)
PAR Technology Corp.(Æ) (2,329) (163)
Powerfleet , Inc.(Æ) (4,720) (34)
Resonant, Inc.(Æ) (2,200) (7)
Sabre Corp.(Æ) (14,869) (186)
Vuzix Corp.(Æ) (722) (13)
(2,394)
Utilities - (0.1)%
Brigham Minerals, Inc. Class A (1,979) (42)
Evolution Petroleum Corp. (1,000) (5)
Globalstar , Inc.(Æ) (6,903) (12)
NextDecade Corp.(Æ) (4,400) (18)
Penn Virginia Corp.(Æ) (1,642) (39)
Tellurian, Inc.(Æ) (7,016) (33)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(149)
Total Securities Sold Short
(proceeds $9,012) (11,375)
Other Assets and Liabilities, Net
- (1.5)%
(3,838)
Net Assets - 100.0%
257,981

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.2%
APi Group Corp. 04/08/20 27,497 9.96 274
574
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
574
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 95 USD 10,962 09/21 (96)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (96)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 35,317 $ — $ —
$ —
$ 35,317 13.7
Consumer Staples 8,827 — —
—
8,827 3.4
Energy 8,584 — —
—
8,584 3.3
Financial Services 54,520 — —
—
54,520 21.1
Health Care 46,375 — —
—
46,375 18.0
Materials and Processing 21,000 — —
—
21,000 8.1
Producer Durables 37,694 — —
—
37,694 14.6
Technology 32,401 — —
—
32,401 12.6
Utilities 11,997 — —
—
11,997 4.7
Warrants and Rights — — 5 — 5 — *
Short-Term Investments — — — 11,512 11,512 4.5
Other Securities — — — 4,962 4,962 1.9
Total Investments 256,715 — 5 16,474 273,194 105.9
Securities Sold Short
***
(11,375) — — — (11,375) (4.4)
Other Assets and Liabilities, Net
(1.5)
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (96) — — — (96) (—) *
Total Other Financial Instruments
**
$ (96) $ — $ — $ — $ (96)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2021, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 96
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,447 $ —
Foreign currency exchange contracts — (1)
Total
$ 2,447 $ (1)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (337) $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,808 $ — $ 4,808
Total Financial and Derivative Assets
4,808 — 4,808
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,808 $ — $ 4,808
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 845 $ — $ 845 $ —
Barclays
357 — 357 —
Citigroup
45 — 45 —
Credit Suisse
116 — 116 —
Goldman Sachs
2,731 — 2,731 —
HSBC
220 — 220 —
Morgan Stanley
494 — 494 —
Total
$ 4,808 $ — $ 4,808 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 11,375 $ — $ 11,375
Total Financial and Derivative Liabilities
11,375 — 11,375
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 11,375 $ — $ 11,375
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 11,375 $ — $ 11,375 $ —
Total
$ 11,375 $ — $ 11,375 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 216,407
Investments, at fair value(*)(>) ......................................................................................................................................................
273,194
Foreign currency holdings(^) ......................................................................................................................................................... 1
Receivables:
Dividends and interest ....................................................................................................................................................... 167
Investments sold ................................................................................................................................................................ 1,616
Fund shares sold ................................................................................................................................................................ 4
From broker(a) ................................................................................................................................................................... 729
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
275,71 3
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 887
Fund shares redeemed ....................................................................................................................................................... 75
Accrued fees to affiliates .................................................................................................................................................... 20 1
Other accrued expenses ..................................................................................................................................................... 136
Variation margin on futures contracts ................................................................................................................................. 96
Securities sold short, at fair value(‡) .............................................................................................................................................. 11,375
Payable upon return of securities loaned ....................................................................................................................................... 4,962
Total liabilities .............................................................................................................................................
17,73 2
Net Assets ............................................................................................................................................................
$ 257,981

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 97,772
Shares of beneficial interest ...........................................................................................................................................................
133
Additional paid-in capital ..............................................................................................................................................................
160,076
Net Assets ............................................................................................................................................................
$ 257,981
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 19.37
Net assets ............................................................................................................................................................................... $ 257,981,070
Shares outstanding ($.01 par value) ....................................................................................................................................... 13,321,876
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1
(*)     Securities on loan included in investments $ 4,808
(‡)     Proceeds on securities sold short $ 9,012
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 16,474
(a)     Receivable from Broker for Futures $ 729
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,273
Dividends from affiliated funds ......................................................................................................................................... 3
Securities lending income (net) ......................................................................................................................................... 55
Total investment income ...............................................................................................................................................................
1,331
Expenses
Advisory fees .................................................................................................................................................................... 1,146
Administrative fees ........................................................................................................................................................... 64
Custodian fees ................................................................................................................................................................... 60
Transfer agent fees ........................................................................................................................................................... 6
Professional fees ............................................................................................................................................................... 40
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 17
Dividends from securities sold short ................................................................................................................................. 59
Interest expense paid on securities sold short ................................................................................................................... 40
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 1,44 0
Expense reductions ........................................................................................................................................................... (3)
Net expenses .................................................................................................................................................................................
1,437
Net investment income (loss) ........................................................................................................................................................
(106)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 54,452
Futures contracts .............................................................................................................................................................. 2,447
Foreign currency exchange contracts ................................................................................................................................ (1)
Securities sold short .......................................................................................................................................................... (2,992)
Net realized gain (loss) ..................................................................................................................................................................
53,906
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (831)
Futures contracts .............................................................................................................................................................. (337)
Securities sold short .......................................................................................................................................................... 444
Net change in unrealized appreciation (depreciation) ................................................................................................................... (724)
Net realized and unrealized gain (loss) ......................................................................................................................................... 53,182
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 53,076

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ (106) $ 239
Net realized gain (loss) ...................................................................................................................... 53,906 (5,547)
Net change in unrealized appreciation (depreciation) ....................................................................... (724) 31,557
Net increase (decrease) in net assets from operations ............................................................................. 53,076 26,249
Distributions
To shareholders ................................................................................................................................. (537) (5,017)
Net decrease in net assets from distributions .......................................................................................... (537) (5,017)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (30,822) (12,867)
Total Net Increase (Decrease) in Net Assets ..........................................................................
21,717 8,365
Net Assets
Beginning of period .................................................................................................................................
236,264 227,899
End of period ..........................................................................................................................................
$ 257,981 $ 236,264
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 689 $ 13,023 963 $ 10,350
Proceeds from reinvestment of distributions 29 537 367 5,017
Payments for shares redeemed (2,401) (44,382) (2,267) (28,234)
Total increase (decrease)
(1,683) $ (30,822) (937) $ (12,867)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
June 30, 2021(1) 15.75 (.01) 3.67 3.66 (.04) — —
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31) —
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22) —
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59) —
December 31, 2017 15.21 .03 2.33 2.36 (.03) (1.14) —
December 31, 2016 12.93 .10 2.30 2.40 (.10) (.01) (.01)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)( e)
%
Portfolio
Turnover Rate
(d)
(.04) 19.37 23.23 257,981 1.13 1.13 (.08) 74
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80
(1.17) 16.40 15.48 254,854 1.03 1.03 .17 135
(.12) 15.21 18.66 228,715 1.03 1.03 .76 106

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 188,889
Administration fees 10,672
Transfer agent fees 939
$ 200, 500
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,681 $ 109,348 $ 108,517 $ — $ — $ 11,512 $ 3 $ —
U.S. Cash Collateral Fund 13,171 26,114 34,323 — — 4,962 2 —
$ 23,852 $ 135,462 $ 142,840 $ — $ — $ 16,474 $ 5 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 213,498,253 $ 55,101,856 $ (6,877,495) $ 48,224,361

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
International Developed Markets Fund 45
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2021 $ 1,118.00 $ 1,019.69
Expenses Paid During Period* $ 5.41 $ 5.16
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.4%
Argentina - 0.0%
YPF SA - ADR(Æ) 34,203 160
Australia - 1.6%
AGL Energy, Ltd. 33,334 204
Alumina, Ltd. 61,212 75
Australia & New Zealand Banking
Group, Ltd. - ADR 11,514 243
BHP Group PLC 7,485 221
BHP Group, Ltd. - ADR 2,672 97
BlueScope Steel, Ltd. 8,785 144
Commonwealth Bank of Australia - ADR 19,069 1,426
Crown Resorts, Ltd.(Æ) 8,918 80
CSL, Ltd. 1,699 363
Dexus Property Group(Æ)(ö) 13,721 109
Fortescue Metals Group, Ltd. 15,413 270
GPT Group (The)(ö) 35,203 129
Insurance Australia Group, Ltd.(Æ) 56,379 217
Medibank Pvt , Ltd. 23,555 56
National Australia Bank, Ltd. - ADR 10,464 205
Rio Tinto PLC 17,402 1,434
Rio Tinto, Ltd. - ADR 3,238 308
Sonic Healthcare, Ltd. 6,018 173
South32, Ltd. Class B 72,573 159
Suncorp Group, Ltd.(Æ) 11,947 99
Westpac Banking Corp. 6,567 127
6,139
Austria - 0.3%
Erste Group Bank AG 28,336 1,039
OMV AB 2,685 153
1,192
Belgium - 0.4%
Ageas SA 12,592 698
KBC Groep NV 7,114 542
Solvay SA 1,445 184
1,424
Brazil - 0.5%
Ambev SA 503,200 1,727
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 43,600 321
2,048
Canada - 4.9%
Alimentation Couche-Tard, Inc. Class B 3,568 131
ARC Resources, Ltd. 28,974 247
Bank of Montreal 2,496 256
Bank of Nova Scotia (The) 3,421 222
Barrick Gold Corp. 31,110 643
BCE, Inc. 7,410 365
CAE, Inc.(Æ) 80,434 2,477
Cameco Corp. Class A 17,489 335
Canadian Imperial Bank of Commerce 2,100 239
Canadian National Railway Co. 33,568 3,542
Canadian Natural Resources, Ltd. 5,503 200
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CGI Group, Inc.(Æ) 1,863 169
CI Financial Corp. 18,338 337
Constellation Software, Inc. 129 195
Dollarama , Inc. 13,886 636
Enbridge, Inc. 6,029 241
Great-West Lifeco , Inc. 13,079 388
iA Financial Corp., Inc. 4,032 220
Kinross Gold Corp. 54,551 346
Loblaw Cos., Ltd. 2,997 184
Magna International, Inc. Class A 3,929 364
Manulife Financial Corp. 36,766 724
National Bank of Canada 2,100 157
Open Text Corp. 2,344 119
Pembina Pipeline Corp. 7,706 245
Power Corp. of Canada 6,330 200
Royal Bank of Canada - GDR 10,049 1,018
Shaw Communications, Inc. Class B 7,916 229
Shopify, Inc. Class A(Æ) 706 1,032
Sun Life Financial, Inc. 21,779 1,123
Suncor Energy, Inc. 7,002 168
Topicus.com, Inc. 310 23
Toronto-Dominion Bank (The) 22,531 1,579
Tourmaline Oil Corp. 11,155 319
WSP Global, Inc. 1,496 175
18,848
China - 1.8%
Alibaba Group Holding, Ltd. - ADR(Æ) 16,747 3,798
Dongfeng Motor Group Co., Ltd. Class H 712,000 640
Ping An Insurance Group Co. of China,
Ltd. Class H 47,466 463
Tencent Holdings, Ltd. 18,784 1,413
Yatsen Holding, Ltd. - ADR(Æ)( Ñ ) 38,086 357
6,671
Denmark - 1.6%
AP Moller - Maersk A/S Class B 919 2,643
Coloplast A/S Class B 975 160
Danske Bank A/S 46,133 811
Drilling Co. of 1972 A/S (The)(Æ) 1,163 49
DSV Panalpina A/S 4,382 1,022
Genmab A/S(Æ) 631 257
H Lundbeck A/S 1,635 52
Novo Nordisk A/S Class B 5,662 474
Novozymes A/S Class B 2,245 169
Pandora A/S 1,918 258
Vestas Wind Systems A/S 3,905 153
6,048
Finland - 2.0%
Elisa OYJ 4,856 290
Fortum OYJ 5,927 163
Kone OYJ Class B 6,334 517
Neste OYJ 16,869 1,034
Nokia OYJ(Æ) 622,700 3,335
Nokian Renkaat OYJ 2,135 86
Nordea Bank AB 26,971 300

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orion OYJ Class B 1,887 81
Sampo OYJ Class A 12,054 554
Stora Enso OYJ Class R 12,544 229
UPM- Kymmene OYJ 20,318 769
Wartsila OYJ Abp Class B 6,190 92
7,450
France - 9.2%
Accor SA(Æ) 16,176 604
Air Liquide SA Class A 949 166
Airbus Group SE(Æ) 6,730 867
Amundi SA(Þ) 15,123 1,332
Arkema SA 1,182 148
Atos SE 3,298 201
AXA SA 51,094 1,294
BNP Paribas SA 22,876 1,433
Bouygues SA - ADR 16,761 620
Bureau Veritas SA 16,799 532
Capgemini SE 3,444 662
Carrefour SA 8,552 168
Cie de Saint-Gobain SA 28,987 1,911
Cie Generale des Etablissements
Michelin SCA Class B 14,902 2,378
Credit Agricole SA 10,985 154
Danone SA 8,666 610
Dassault Aviation SA 225 265
Dassault Systemes SE 680 165
Eiffage SA 1,346 137
Engie SA 74,924 1,027
EssilorLuxottica SA 1,018 188
Faurecia SE 482 24
Hermes International 265 386
L'Oreal SA 3,800 1,694
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,381 2,655
Orange SA - ADR 67,915 774
Publicis Groupe SA - ADR 20,453 1,309
Renault SA(Æ) 11,915 482
Rexel SA Class H 178,721 3,741
Sanofi - ADR 9,703 1,017
Schneider Electric SE 19,068 3,003
SCOR SE - ADR 26,641 847
Societe Generale SA 29,645 873
Technip Energies NV - ADR(Æ) 32,787 447
Total SA 44,407 2,015
Worldline SA(Æ)(Þ) 8,621 808
34,937
Germany - 4.5%
1&1 Drillisch AG 2,043 62
Allianz SE 1,463 365
BASF SE 29,593 2,332
Bayer AG 4,326 263
Bayerische Motoren Werke
Aktiengesellschaft 2,256 239
Brenntag AG 2,404 224
Ceconomy AG(Æ) 49,527 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Continental AG 3,841 565
Covestro AG(Þ) 35,844 2,315
Daimler AG 15,045 1,344
Deutsche Boerse AG 701 122
Deutsche Post AG 4,228 288
Deutsche Telekom AG 14,415 305
Evonik Industries AG 3,199 107
Fresenius Medical Care AG & Co. 16,372 1,360
Fresenius SE & Co. KGaA 23,920 1,248
GEA Group AG 4,183 169
Hannover Rueck SE 2,013 337
HeidelbergCement AG 1,689 145
Infineon Technologies AG - ADR 19,987 801
Metro AG 15,401 191
Muenchener Rueckversicherungs-
Gesellschaft AG 3,265 894
SAP SE - ADR 2,261 319
Scout24 AG(Þ) 1,967 166
Siemens AG 6,916 1,096
Siemens Energy AG(Æ) 4,600 139
Uniper SE 2,518 93
United Internet AG 4,467 183
Zalando SE(Æ)(Þ) 8,822 1,066
16,980
Hong Kong - 2.6%
AIA Group, Ltd. 226,008 2,810
Bank of East Asia, Ltd. (The) 39,200 73
CK Asset Holdings, Ltd. 130,549 901
CK Hutchison Holdings, Ltd. Class B 19,313 150
CK Infrastructure Holdings, Ltd. 17,000 101
CLP Holdings, Ltd. 39,000 385
Galaxy Entertainment Group, Ltd.(Æ) 84,000 672
Hang Seng Bank, Ltd. 26,300 525
Henderson Land Development Co., Ltd. 25,200 119
Hong Kong Exchanges & Clearing, Ltd. 4,000 238
Jardine Matheson Holdings, Ltd. 3,600 230
New World Development Co., Ltd. 23,000 120
Power Assets Holdings, Ltd. 55,000 338
Sino Land Co., Ltd. 59,698 94
Sun Hung Kai Properties, Ltd. 11,500 171
Techtronic Industries Co., Ltd. 170,771 2,990
WH Group, Ltd.(Þ) 123,000 111
10,028
India - 1.3%
Canara Bank(Æ) 119,258 244
Housing Development Finance Corp.,
Ltd. 103,168 3,442
NTPC, Ltd. 30,955 49
Oil & Natural Gas Corp., Ltd. 276,770 440
Reliance Industries, Ltd. - GDR(Þ) 9,265 524
Zee Entertainment Enterprises, Ltd. 105,298 305
5,004

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 843,000 342
Ireland - 1.6%
AIB Group PLC(Æ) 180,201 464
Bank of Ireland Group PLC(Æ) 96,383 516
CRH PLC 6,887 349
DCC PLC 2,160 177
Flutter Entertainment PLC(Æ) 6,513 1,182
Kerry Group PLC Class A 16,966 2,369
Kingspan Group PLC 1,837 174
Ryanair Holdings PLC - ADR(Æ) 5,069 549
Smurfit Kappa Group PLC 2,593 141
5,921
Israel - 0.1%
Bank Leumi Le-Israel BM(Æ) 18,764 143
Israel Discount Bank, Ltd. Class A(Æ) 18,095 86
229
Italy - 2.0%
Assicurazioni Generali SpA 52,432 1,050
Atlantia SpA (Æ) 7,339 133
BPER Banca 131,241 286
Davide Campari-Milano NV(Æ) 56,409 757
Enel SpA 161,918 1,504
Eni SpA - ADR 90,954 1,110
FinecoBank Banca Fineco SpA (Æ) 18,788 328
Intesa Sanpaolo SpA 77,400 214
Moncler SpA 9,147 619
Saipem SpA (Æ)( Ñ ) 113,516 275
Telecom Italia SpA 184,329 92
UniCredit SpA 94,966 1,119
7,487
Japan - 16.7%
Alfresa Holdings Corp. 8,300 123
Alps Alpine Co., Ltd. 12,300 129
Asahi Glass Co., Ltd. 2,900 122
Asahi Kasei Corp. 7,900 87
Astellas Pharma, Inc. 54,100 942
Benesse Holdings, Inc. 3,100 77
Bridgestone Corp. 37,600 1,710
Brother Industries, Ltd. 3,700 74
Canon, Inc. 21,400 484
Chiba Bank, Ltd. (The) 14,900 90
Chiyoda Corp.(Æ) 31,000 123
Chubu Electric Power Co., Inc. 9,400 115
Citizen Watch Co., Ltd. 31,200 115
Dai-ichi Life Holdings, Inc. 42,750 782
Daiichi Sankyo Co., Ltd. 17,800 383
Daikin Industries, Ltd. 800 149
Daito Trust Construction Co., Ltd. 2,600 284
Daiwa House Industry Co., Ltd. 2,700 81
DeNA Co., Ltd. 19,800 421
Denso Corp. 14,700 1,002
Eisai Co., Ltd. 13,240 1,294
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ENEOS Holdings, Inc. 28,200 118
Fuji Media Holdings, Inc. 12,900 143
FUJIFILM Holdings Corp. 3,200 237
Fujitsu, Ltd. 3,100 581
Fukuoka Financial Group, Inc. 28,500 496
Gree , Inc. 55,900 295
Hino Motors, Ltd. 73,900 650
Hitachi Metals, Ltd. 60,300 1,153
Hitachi, Ltd. 4,000 229
Honda Motor Co., Ltd. 117,700 3,774
Hoya Corp. 1,200 159
Iida Group Holdings Co., Ltd. 37,300 960
Inpex Corp. 83,100 623
Isuzu Motors, Ltd. 187,900 2,492
ITOCHU Corp. 9,000 259
Japan Airlines Co., Ltd.(Æ) 31,000 671
Japan Exchange Group, Inc. 8,300 184
Japan Tobacco, Inc. 25,200 476
JGC Holdings Corp. 45,400 423
Kajima Corp. 9,000 114
Kamigumi Co., Ltd. 14,900 301
KDDI Corp. 33,000 1,029
Keyence Corp. 4,500 2,270
Kirin Holdings Co., Ltd. 17,500 341
Komatsu, Ltd. 66,500 1,652
Kyocera Corp. 6,700 414
M3, Inc. 2,000 146
Marubeni Corp. 24,400 212
Menicon Co., Ltd. 23,100 1,621
Mitsubishi Chemical Holdings Corp. 17,900 150
Mitsubishi Corp. 6,200 169
Mitsubishi Electric Corp. 52,500 761
Mitsubishi Estate Co., Ltd. 43,200 698
Mitsubishi Gas Chemical Co., Inc. 7,600 161
Mitsubishi Heavy Industries, Ltd. 9,900 291
Mitsubishi Motors Corp.(Æ) 65,200 183
Mitsubishi UFJ Financial Group, Inc. 254,300 1,373
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 21,300 114
Mitsui & Co., Ltd. 51,200 1,152
Mitsui Chemicals, Inc. 3,500 121
MS&AD Insurance Group Holdings, Inc. 15,300 442
Murata Manufacturing Co., Ltd. 8,800 672
NGK Spark Plug Co., Ltd. 8,100 120
Nikon Corp. 39,900 426
Nintendo Co., Ltd. 810 471
Nippon Telegraph & Telephone Corp. 6,306 164
Nippon Television Holdings, Inc. 26,800 310
Nissan Motor Co., Ltd.(Æ) 102,700 509
Nitori Holdings Co., Ltd. 800 142
Nitto Denko Corp. 3,100 231
Nomura Holdings, Inc. 84,600 430
Nomura Real Estate Holdings, Inc. 4,900 124
Obayashi Corp. 11,200 89
Oji Holdings Corp. 25,000 143
Ono Pharmaceutical Co., Ltd. 11,500 255
ORIX Corp. 9,900 167

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Otsuka Holdings Co., Ltd. 8,400 348
Panasonic Corp. 144,100 1,667
Resona Holdings, Inc. 319,800 1,226
Sekisui Chemical Co., Ltd. 6,300 108
Sekisui House, Ltd. 10,700 219
Shimamura Co., Ltd. 6,600 633
Shin-Etsu Chemical Co., Ltd. 18,635 3,116
SMC Corp. 900 532
SoftBank Group Corp. 18,800 661
Sompo Japan Nipponkoa Holdings, Inc. 3,900 144
Sony Corp. 8,110 787
Subaru Corp. 23,600 465
Sumitomo Chemical Co., Ltd. 25,000 132
Sumitomo Corp. 10,900 146
Sumitomo Electric Industries, Ltd. 13,000 192
Sumitomo Heavy Industries, Ltd. 13,400 368
Sumitomo Mitsui Banking Corp. 60,100 2,068
Sumitomo Mitsui Trust Holdings, Inc. 23,000 728
Suzuki Motor Corp. 6,400 271
Sysmex Corp. 1,400 165
T&D Holdings, Inc. 107,200 1,393
Taiheiyo Cement Corp. 14,200 311
Takeda Pharmaceutical Co., Ltd. 29,000 974
Teijin, Ltd. 4,500 68
THK Co., Ltd. 12,200 364
Tohoku Electric Power Co., Inc. 7,800 61
Tokio Marine Holdings, Inc. 10,000 458
Tokyo Electron, Ltd. 4,700 2,024
Toppan Printing Co., Ltd. 18,000 289
Toray Industries, Inc. 27,700 184
Tosoh Corp. 5,400 93
Toyota Industries Corp. 24,100 2,084
Toyota Motor Corp. 6,500 567
Toyota Tsusho Corp. 3,000 142
Trend Micro, Inc. 1,700 89
Yamada Denki Co., Ltd. 23,500 108
63,663
Jersey - 0.1%
Allfunds Group PLC(Æ) 15,546 271
Luxembourg - 1.0%
ArcelorMittal SA(Æ) 42,010 1,290
Eurofins Scientific SE 16,811 1,921
Millicom International Cellular SA(Æ) 547 22
RTL Group SA 10,228 610
Tenaris SA 13,804 151
3,994
Macao - 0.2%
Sands China, Ltd.(Æ) 139,625 588
Malaysia - 0.1%
CIMB Group Holdings BHD 309,300 344
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 0.8%
America Movil SAB de CV Class L
- ADR 47,418 711
Grupo Televisa SAB - ADR 169,879 2,426
3,137
Netherlands - 5.0%
ABN AMRO Bank NV(Þ) 53,705 648
Adyen NV(Æ)(Þ) 332 811
Akzo Nobel NV 5,136 635
ASML Holding NV 3,563 2,453
Exor NV 1,643 132
Ferrari NV 3,107 641
Heineken NV 34,259 4,152
ING Groep NV 270,369 3,577
Koninklijke Ahold Delhaize NV 9,657 287
Koninklijke KPN NV 110,645 346
Koninklijke Philips NV 2,803 139
NN Group NV 2,396 113
PostNL NV - ADR 55,011 299
Randstad NV 2,045 157
Royal Dutch Shell PLC Class A 123,233 2,485
Royal Dutch Shell PLC Class B 101,527 1,973
Stellantis NV 13,306 263
19,111
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp., Ltd. 98,682 2,147
Meridian Energy, Ltd. 22,166 82
Spark New Zealand, Ltd. 39,929 134
2,363
Norway - 0.5%
DNB ASA 6,400 139
Mowi ASA 16,046 408
Norsk Hydro ASA 160,130 1,024
Orkla ASA 18,550 189
Yara International ASA 3,614 190
1,950
Russia - 0.5%
Gazprom PJSC - ADR 85,908 657
Lukoil PJSC - ADR 2,628 244
Sberbank of Russia PJSC - ADR 25,020 415
VEON, Ltd.(Æ) 134,442 246
Yandex NV Class A(Æ) 5,399 382
1,944
Singapore - 0.8%
DBS Group Holdings, Ltd. 40,409 897
Oversea-Chinese Banking Corp., Ltd. 15,292 136
Singapore Technologies Engineering,
Ltd. 21,600 62
Singapore Telecommunications, Ltd. 269,000 459
United Overseas Bank, Ltd. 6,400 123
UOL Group, Ltd. 35,200 191

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wilmar International, Ltd. 331,100 1,110
2,978
South Africa - 0.7%
Anglo American PLC 41,711 1,662
Gold Fields, Ltd. - ADR 34,775 309
Impala Platinum Holdings, Ltd. 3,810 63
MTN Group, Ltd.(Æ) 51,834 375
Old Mutual, Ltd. 353,626 334
2,743
South Korea - 2.4%
Hankook Tire & Technology Co., Ltd. 9,991 459
KB Financial Group, Inc. 21,874 1,082
KT Corp. - ADR 63,026 879
LG Household & Health Care, Ltd. 1,344 2,103
POSCO 7,155 2,202
Samsung Electronics Co., Ltd. 12,373 887
Shinhan Financial Group Co., Ltd. 45,574 1,641
9,253
Spain - 1.9%
ACS Actividades de Construccion y
Servicios SA 3,000 80
Amadeus IT Group SA Class A(Æ) 17,908 1,259
Banco Bilbao Vizcaya Argentaria SA
- ADR 30,527 190
Banco Santander SA - ADR 54,541 208
CaixaBank SA 618,655 1,902
Cellnex Telecom SA(Þ) 34,055 2,170
Endesa SA - ADR 8,876 215
Industria de Diseno Textil SA 17,389 613
Naturgy Energy Group SA 4,700 121
Red Electrica Corp. SA 10,423 193
Repsol SA - ADR 11,675 146
Telefonica SA - ADR 27,730 130
7,227
Sweden - 1.6%
Assa Abloy AB Class B 26,328 793
Atlas Copco AB(Æ) 10,178 624
Boliden AB(Æ) 15,385 592
Epiroc AB Class A 8,462 193
Hexagon AB(Æ) 12,446 185
Husqvarna AB Class B 8,535 113
ICA Gruppen AB 1,554 72
Investor AB Class B 6,256 144
Kinnevik AB Class B(Æ) 6,539 262
Nibe Industrier AB Class B 13,092 138
Sandvik AB 65,724 1,678
Skandinaviska Enskilda Banken AB
Class A 10,055 130
Skanska AB Class B 6,059 161
SKF AB Class B 5,201 132
Svenska Handelsbanken AB Class A 12,929 146
Swedbank AB Class A 7,140 133
Swedish Match AB 58,170 496
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volvo AB Class B 8,126 196
6,188
Switzerland - 7.7%
ABB, Ltd. 18,940 643
Adecco Group AG 24,892 1,692
Alcon, Inc. 8,144 570
Baloise Holding AG 1,388 216
Chocoladefabriken Lindt & Spruengli
AG 17 169
Cie Financiere Richemont SA Class A 1,133 137
Credit Suisse Group AG Class A 58,136 608
Geberit AG 193 145
Julius Baer Group, Ltd. 21,573 1,407
Kuehne & Nagel International AG 1,752 600
LafargeHolcim , Ltd.(Æ) 25,395 1,524
Lonza Group AG 1,200 851
Nestle SA 41,174 5,129
Novartis AG 28,036 2,555
Partners Group Holding AG 1,445 2,190
Roche Holding AG 9,148 3,448
SGS SA 183 565
Sika AG 570 186
Straumann Holding AG 91 145
Swiss Life Holding AG 402 195
Swiss Re AG 6,905 622
Swisscom AG 399 228
Temenos AG 9,853 1,583
UBS Group AG 221,483 3,391
Zurich Insurance Group AG 1,811 726
29,525
Taiwan - 2.7%
Catcher Technology Co., Ltd. 185,513 1,212
Hon Hai Precision Industry Co., Ltd. 623,184 2,505
MediaTek , Inc. 28,000 967
Shin Kong Financial Holding Co., Ltd. 788,000 269
Taiwan Semiconductor Manufacturing
Co., Ltd. 88,000 1,879
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 27,568 3,313
10,145
Thailand - 0.2%
Kasikornbank PCL 177,400 657
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 177
Turkcell Iletisim Hizmetleri AS 150,487 279
456
United Kingdom - 11.1%
3i Group PLC 25,073 408
Admiral Group PLC 5,541 241
Ashtead Group PLC 3,941 293
Associated British Foods PLC 7,585 233
AstraZeneca PLC 14,665 1,760

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aviva PLC 161,305 907
Babcock International Group PLC(Æ) 90,925 365
BAE Systems PLC 151,692 1,097
Barclays PLC 441,603 1,047
Barratt Developments PLC 22,883 220
Berkeley Group Holdings PLC 5,420 345
BP PLC 403,093 1,762
British American Tobacco PLC 10,184 397
British Land Co. PLC (The)(ö) 52,154 358
BT Group PLC(Æ) 363,985 978
Centrica PLC(Æ) 406,506 289
Coca-Cola European Partners PLC 1,154 68
Compass Group PLC(Æ) 114,904 2,423
Diageo PLC 20,209 968
Direct Line Insurance Group PLC 68,627 270
Endeavour Mining Corp. ( Ñ ) 9,734 209
Experian PLC 2,158 83
Ferguson PLC 1,253 174
GlaxoSmithKline PLC - ADR 8,610 169
Halma PLC 6,590 246
HSBC Holdings PLC 337,698 1,949
Imperial Tobacco Group PLC 3,708 80
InterContinental Hotels Group PLC(Æ) 980 65
Intermediate Capital Group PLC(Æ) 29,906 881
J Sainsbury PLC 808,477 3,042
John Wood Group PLC(Æ) 493,751 1,506
Johnson Matthey PLC 4,452 190
Kingfisher PLC 188,547 951
Land Securities Group PLC(ö) 34,795 326
Legal & General Group PLC 40,525 144
Linde PLC 11,534 3,333
Lloyds Banking Group PLC 392,559 254
M&G PLC 38,702 123
Marks & Spencer Group PLC(Æ) 175,249 355
Mondi PLC 7,115 187
Natwest Group PLC 329,048 925
Persimmon PLC Class A 5,455 224
Reckitt Benckiser Group PLC 763 68
RELX PLC 10,932 290
Segro PLC(ö) 25,773 390
Smith & Nephew PLC 36,261 786
Smiths Group PLC 3,388 75
St. James's Place PLC 21,061 431
Standard Chartered PLC 285,594 1,820
Standard Life Aberdeen PLC(Æ) 105,638 396
Taylor Wimpey PLC 78,473 173
TechnipFMC PLC(Æ) 125,870 1,139
Tesco PLC 511,123 1,578
Travis Perkins PLC(Æ) 84,207 1,969
Unilever PLC 7,336 429
Vodafone Group PLC 810,531 1,363
Wausau Paper Corp. 98,773 1,337
Wm Morrison Supermarkets PLC 61,940 211
42,300
United States - 3.2%
Accenture PLC Class A 9,481 2,795
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allegion PLC 19,661 2,739
Amdocs, Ltd. 23,607 1,826
Aon PLC Class A 9,756 2,329
James Hardie Industries PLC 16,020 544
Lululemon Athletica , Inc.(Æ) 2,210 807
Ovintiv , Inc. 16,344 515
Pagseguro Digital, Ltd. Class A(Æ) 12,772 714
12,269
Total Common Stocks
(cost $307,047) 352,014
Preferred Stocks - 2.4%
Germany - 1.5%
Henkel AG & Co. KGaA
2.102% (Ÿ) 1,853 196
Porsche Automobil Holding SE
2.347% (Ÿ) 5,695 610
Sartorius AG
0.169% (Ÿ) 2,890 1,504
Volkswagen AG
2.234% (Ÿ) 13,762 3,451
5,761
South Korea - 0.9%
Samsung Electronics Co., Ltd.
0.000% (Æ) 51,717 3,385
Total Preferred Stocks
(cost $6,330) 9,146
Warrants and Rights - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA (Æ)
2021 Rights 3,000 4
Total Warrants and Rights
(cost $5) 4
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 11,401,712 (∞) 11,399
Total Short-Term Investments
(cost $11,399) 11,399
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 697,525 (∞) 698
Total Other Securities
(cost $698) 698
Total Investments - 98.0%
(identified cost $325,479) 373,261

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 2.0%
7,720
Net Assets - 100.0%
380,981

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.6%
ABN AMRO Bank NV 06/26/19 EUR 53,705 17.89 961
648
Adyen NV 07/25/19 EUR 332 781.08 259
811
Amundi SA 02/21/19 EUR 15,123 64.83 980
1,332
Cellnex Telecom SA 08/07/17 EUR 34,055 38.50 1,311
2,170
Covestro AG 08/15/19 EUR 35,844 44.13 1,582
2,315
Reliance Industries, Ltd. 10/21/20 USD 9,265 56.22 521
524
Scout24 AG 12/17/20 EUR 1,967 83.16 164
166
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
111
Worldline SA 02/14/20 EUR 8,621 81.51 703
808
Zalando SE 12/12/19 EUR 8,822 60.95 538 1,066
9,951
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 9 EUR 1,313 07/21
(6)
CAC 40 Euro Index Futures 51 EUR 3,318 07/21
(68)
DAX Index Futures 7 EUR 2,717 09/21
(43)
EURO STOXX 50 Index Futures 48 EUR 1,947 09/21
(42)
FTSE 100 Index Futures 40 GBP 2,792 09/21
(51)
FTSE/MIB Index Futures 7 EUR 875 09/21
(23)
Hang Seng Index Futures 3 HKD 4,295 07/21
(7)
IBEX 35 Index Futures 9 EUR 791 07/21
(39)
MSCI Singapore Index Futures 6 SGD 213 07/21
1
OMXS30 Index Futures 38 SEK 8,611 07/21
(10)
S&P/TSX 60 Index Futures 74 CAD 17,800 09/21
96
SPI 200 Index Futures 100 AUD 18,058 09/21
(120)
TOPIX Index Futures 106 JPY 2,059,579 09/21 (150)
Short Positions
MSCI Emerging Markets Index Futures 550 USD 37,532 09/21
132
S&P 500 E-Mini Index Futures 88 USD 18,870 09/21 (218)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (548)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America
USD 2
JPY 174 07/01/21 —
Bank of Montreal
USD 3,067
AUD 3,965 09/15/21 (92)
Bank of Montreal
USD 4,035
CAD 4,878 09/15/21 (98)
Bank of Montreal
USD 1,157
EUR 948 09/15/21 (32)
Bank of Montreal
USD 1,293
GBP 915 09/15/21 (27)
Bank of Montreal
USD 4,547
JPY 497,939 09/15/21 (62)
Bank of Montreal
USD 1,028
NOK 8,502 09/15/21 (40)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York
USD 3,076
AUD 3,965 09/15/21 (102)
Bank of New York
USD 4,043
CAD 4,878 09/15/21 (108)
Bank of New York
USD 1,160
EUR 948 09/15/21 (34)
Bank of New York
USD 1,295
GBP 915 09/15/21 (29)
Bank of New York
USD 4,560
JPY 497,939 09/15/21 (75)
Bank of New York
USD 1,031
NOK 8,502 09/15/21 (43)
Citigroup
USD 3,067
AUD 3,965 09/15/21 (92)
Citigroup
USD 4,036
CAD 4,878 09/15/21 (102)
Citigroup
USD 1,158
EUR 948 09/15/21 (32)
Citigroup
USD 1,292
GBP 915 09/15/21 (26)
Citigroup
USD 4,548
JPY 497,939 09/15/21 (63)
Citigroup
USD 1,028
NOK 8,502 09/15/21 (40)
JPMorgan Chase
USD 3,067
AUD 3,965 09/15/21 (92)
JPMorgan Chase
USD 4,035
CAD 4,878 09/15/21 (98)
JPMorgan Chase
USD 1,157
EUR 948 09/15/21 (32)
JPMorgan Chase
USD 1,293
GBP 915 09/15/21 (27)
JPMorgan Chase
USD 4,547
JPY 497,939 09/15/21 (62)
JPMorgan Chase
USD 1,028
NOK 8,502 09/15/21 (40)
Royal Bank of Canada
USD 3,078
AUD 3,965 09/15/21 (104)
Royal Bank of Canada
USD 4,042
CAD 4,878 09/15/21 (108)
Royal Bank of Canada
USD 1,160
EUR 948 09/15/21 (34)
Royal Bank of Canada
USD 1,295
GBP 915 09/15/21 (29)
Royal Bank of Canada
USD 4,561
JPY 497,939 09/15/21 (76)
Royal Bank of Canada
USD 1,032
NOK 8,502 09/15/21 (45)
State Street
USD 369
SEK 3,050 09/15/21 (13)
State Street
CHF 2,800
USD 3,133 09/15/21 101
State Street
DKK 13,240
USD 2,173 09/15/21 59
State Street
HKD 2,630
USD 339 09/15/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,697)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 160 $ — $ —
$ —
$ 160 —*
Australia — 6,139 —
—
6,139 1.6
Austria — 1,192 —
—
1,192 0.3
Belgium — 1,424 —
—
1,424 0.4
Brazil 2,048 — —
—
2,048 0.5
Canada 18,848 — —
—
18,848 4.9
China 4,155 2,516 —
—
6,671 1.8
Denmark — 6,048 —
—
6,048 1.6
Finland — 7,450 —
—
7,450 2.0
France 447 34,490 —
—
34,937 9.2
Germany — 16,980 —
—
16,980 4.5
Hong Kong — 10,028 —
—
10,028 2.6
India — 5,004 —
—
5,004 1.3
Indonesia — 342 —
—
342 0.1
Ireland 549 5,372 —
—
5,921 1.6
Israel — 229 —
—
229 0.1
Italy — 7,487 —
—
7,487 2.0
Japan — 63,663 —
—
63,663 16.7
Jersey — 271 —
—
271 0.1
Luxembourg — 3,994 —
—
3,994 1.0
Macao — 588 —
—
588 0.2
Malaysia — 344 —
—
344 0.1
Mexico 3,137 — —
—
3,137 0.8
Netherlands — 19,111 —
—
19,111 5.0
New Zealand — 2,363 —
—
2,363 0.6
Norway — 1,950 —
—
1,950 0.5
Russia 628 1,316 —
—
1,944 0.5
Singapore — 2,978 —
—
2,978 0.8
South Africa 309 2,434 —
—
2,743 0.7
South Korea 879 8,374 —
—
9,253 2.4
Spain — 7,227 —
—
7,227 1.9
Sweden — 6,188 —
—
6,188 1.6
Switzerland — 29,525 —
—
29,525 7.7
Taiwan 3,313 6,832 —
—
10,145 2.7
Thailand — 657 —
—
657 0.2
Turkey — 456 —
—
456 0.1
United Kingdom 1,416 40,884 —
—
42,300 11.1
United States 11,725 544 —
—
12,269 3.2
Preferred Stocks — 9,146 — — 9,146 2.4

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Warrants and Rights 4 — — — 4 —*
Short-Term Investments — — — 11,399 11,399 3.0
Other Securities — — — 698 698 0.2
Total Investments 47,618 313,546 — 12,097 373,261 98.0
Other Assets and Liabilities, Net
2.0
100.0
Other Financial Instruments
Assets
Futures Contracts 2 29 — — — 2 29 0.1
Foreign Currency Exchange Contracts — 1 60 — — 1 60 — *
A
Liabilities
Futures Contracts (777) — — — (777) (0.2)
Foreign Currency Exchange Contracts — (1,85 7 ) — — (1,85 7 ) (0.5)
Total Other Financial Instruments
**
$ (548) $ (1,697) $ — $ — $ (2,24 5 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2021, see note 2 in the Notes to Financial
Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
50,449
Consumer Staples ...................................................................
21,006
Energy ....................................................................................
19,417
Financial Services ...................................................................
82,849
Health Care .............................................................................
26,408
Materials and Processing ........................................................
40,684
Producer Durables ..................................................................
48,260
Technology ..............................................................................
48,287
Utilities ...................................................................................
14,654
Preferred Stocks
Consumer Discretionary ..........................................................
4,061
Consumer Staples ...................................................................
196
Technology ..............................................................................
4,889
Warrants and Rights ....................................................................
4

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Short-Term Investments ................................................................
11,399
Other Securities ...........................................................................
698
Total Investments .................................................................... 373,261

See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 160
Variation margin on futures contracts* 229 —
Total
$ 229 $ 160
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 777 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,857
Total
$ 777 $ 1,857
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,641 $ —
Foreign currency exchange contracts — 932
Total
$ 2,641 $ 932
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 820 $ —
Foreign currency exchange contracts — (2,721)
Total
$ 820 $ (2,721)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 669 $ — $ 669
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 160 — 160
Total Financial and Derivative Assets
829 — 829
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 829 $ — $ 829
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 320 $ — $ 320 $ —
Citigroup
349 — 349 —
State Street
160 13 — 147
Total
$ 829 $ 13 $ 669 $ 147

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,857 $ — $ 1,857
Total Financial and Derivative Liabilities
1,857 — 1,857
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,857 $ — $ 1,857
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 351 $ — $ — $ 351
Bank of New York 391 — — 391
Citigroup 355 — — 355
JPMorgan Chase 352 — — 352
Royal Bank of Canada 395 — — 395
State Street 13 13 — —
Total
$ 1,857 $ 13 $ — $ 1,844
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 325,479
Investments, at fair value(*)(>) ......................................................................................................................................................
373,261
Foreign currency holdings(^) ......................................................................................................................................................... 1,779
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 160
Receivables:
Dividends and interest ....................................................................................................................................................... 526
Fund shares sold ................................................................................................................................................................ 67
Foreign capital gains taxes recoverable ............................................................................................................................. 993
From broker(a) ................................................................................................................................................................... 8,002
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
384,790
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1
Fund shares redeemed ....................................................................................................................................................... 232
Accrued fees to affiliates .................................................................................................................................................... 300
Other accrued expenses ..................................................................................................................................................... 177
Variation margin on futures contracts ................................................................................................................................. 544
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,857
Payable upon return of securities loaned ....................................................................................................................................... 698
Total liabilities .............................................................................................................................................
3,809
Net Assets ............................................................................................................................................................
$ 380,981

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 64,704
Shares of beneficial interest ...........................................................................................................................................................
283
Additional paid-in capital ..............................................................................................................................................................
315,994
Net Assets ............................................................................................................................................................
$ 380,981
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 13.45
Net assets ............................................................................................................................................................................... $ 380,981,387
Shares outstanding ($.01 par value) ....................................................................................................................................... 28,317,405
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,796
(*)     Securities on loan included in investments $ 669
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 12,097
(a)     Receivable from Broker for Futures $ 8,002
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 7,13 4
Dividends from affiliated funds ......................................................................................................................................... 4
Securities lending income (net) ......................................................................................................................................... 11
Less foreign taxes withheld ............................................................................................................................................... (700)
Total investment income ...............................................................................................................................................................
6,449
Expenses
Advisory fees .................................................................................................................................................................... 1,782
Administrative fees ........................................................................................................................................................... 99
Custodian fees ................................................................................................................................................................... 66
Transfer agent fees ............................................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 50
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ...................................................................................................................................................................... 26
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 2,045
Expense reductions ........................................................................................................................................................... (6)
Net expenses .................................................................................................................................................................................
2,039
Net investment income (loss) ........................................................................................................................................................
4,410
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 20,401
Futures contracts .............................................................................................................................................................. 2,641
Foreign currency exchange contracts ................................................................................................................................ 932
Foreign currency-related transactions ............................................................................................................................... 20
Net realized gain (loss) ..................................................................................................................................................................
23,994
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 19,276
Futures contracts .............................................................................................................................................................. 820
Foreign currency exchange contracts ................................................................................................................................ (2,721)
Foreign currency-related transactions ............................................................................................................................... (150)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 17,225
Net realized and unrealized gain (loss) ......................................................................................................................................... 41,219
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 45,629

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,410 $ 4,067
Net realized gain (loss) ...................................................................................................................... 23,994 8,875
Net change in unrealized appreciation (depreciation) ....................................................................... 17,225 5,697
Net increase (decrease) in net assets from operations ............................................................................. 45,629 18,639
Distributions
To shareholders ................................................................................................................................. (5,013) (4,239)
Net decrease in net assets from distributions .......................................................................................... (5,013) (4,239)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (55,15 3 ) (15,988)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(14,53 7 ) (1,588)
Net Assets
Beginning of period .................................................................................................................................
395,518 397,106
End of period ..........................................................................................................................................
$ 380,981 $ 395,518
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 580 $ 7,630 1,807 $ 17,388
Proceeds from reinvestment of distributions 396 5,013 362 4,239
Payments for shares redeemed (5,126) (67,796) (3,587) (37,615)
Total increase (decrease)
(4,150) $ (55,15 3 ) (1,418) $ (15,988)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2021(1) 12.18 .14 1.29 1.43 (.16) —
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)
December 31, 2017 11.15 .19 2.58 2.77 (.34) (.46)
December 31, 2016 11.26 .19 .06 .25 (.36) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)( e)
%
Portfolio
Turnover Rate
(d)
(.16) 13.45 11.80 380,981 1.03 1.03 2.23 12
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65
(.80) 13.12 24.98 436,310 1.08 1.08 1.59 117
(.36) 11.15 2.36 355,374 1.02 1.02 1.78 36

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 282,326
Administration fees 16,041
Transfer agent fees 1,412
Trustee fees 359
$ 300,138
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,583 $ 104,900 $ 103,084 $ — $ — $ 11,399 $ 4 $ —
U.S. Cash Collateral Fund 601 11,557 11,460 — — 698 — —
$ 10,184 $ 116,457 $ 114,544 $ — $ — $ 12,097 $ 4 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 330,155,657 $ 60,607,952 $ (19,747,237) $ 40,860,715

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
Strategic Bond Fund 69
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 986 .60 $ 1,021 .47
Expenses Paid During Period* $ 3 .30 $ 3 .36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 83.1%
Asset-Backed Securities - 6.3%
AMSR Trust
Series 2021-SFR2 Class A
1.527% due 08/17/26 (Þ) 651 651
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 735 734
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 572 576
Chase Auto Credit Liked Notes
Series 2021-1 Class B
0.875% due 09/25/28 (Þ) 4,495 4,498
CLI Funding VI LLC
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 1,557 1,569
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,041 1,069
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 1,527 1,600
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 880 880
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 3,397 3,392
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 710 709
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
1.258% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,147
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 675 675
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 1,362 1,363
Series 2018-SFR2 Class A
3.207% due 06/17/37 (USD 1 Month
LIBOR + 0.900%)(Ê) 1,454 1,458
Mill City Mortgage Trust
Series 2015-1 Class B1
3.790% due 06/25/56 (~)(Ê)(Þ) 1,492 1,596
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 783 789
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 2,360 2,356
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 1,540 1,540
Series 2021-CA Class A
1.060% due 10/15/69 (Þ) 2,212 2,217
Navient Student Loan Trust
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 3,270 3,322
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 604 607
Octane Receivables Trust
Series 2021-1A Class A
0.930% due 03/22/27 (Þ) 2,080 2,081
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 500 537
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 1,242 1,296
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 5,679 5,774
Series 2021-1A Class A1
1.550% due 06/16/36 (Þ) 4,696 4,714
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 603 614
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 2,124 2,134
Rockfield Park
1.000% due 07/16/34 (Þ) 1,391 1,649
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 1,142 1,159
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 4,513 4,558
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 2,081 2,097
Towd Point Mortgage Trust
Series 2015-5 Class M1
3.500% due 05/25/55 (~)(Ê)(Þ) 1,755 1,803
Series 2016-4 Class B1
3.848% due 07/25/56 (~)(Ê)(Þ) 920 1,003
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,660 2,692
64,859
Corporate Bonds and Notes - 20.4%
3M Co.
2.875% due 10/15/27 951 1,034
3.700% due 04/15/50 30 35
Abbott Laboratories
4.750% due 11/30/36 824 1,061
4.900% due 11/30/46 90 123

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AbbVie, Inc.
3.600% due 05/14/25 60 65
Series WI
2.600% due 11/21/24 440 464
3.800% due 03/15/25 60 66
2.950% due 11/21/26 670 720
3.200% due 11/21/29 770 836
4.550% due 03/15/35 10 12
4.050% due 11/21/39 710 825
4.250% due 11/21/49 60 72
Activision Blizzard, Inc.
2.500% due 09/15/50 110 99
Adobe, Inc.
2.150% due 02/01/27 590 618
Aetna, Inc.
2.750% due 11/15/22 50 51
Agilent Technologies, Inc.
2.300% due 03/12/31 350 350
Air Lease Corp.
0.700% due 02/15/24 570 568
3.375% due 07/01/25 480 516
1.875% due 08/15/26 350 350
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 210 205
3.000% due 05/18/51 150 147
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (USD 3 Month
LIBOR + 2.938%)(Ê) 752 819
Ally Financial, Inc.
8.000% due 11/01/31 554 778
Alphabet, Inc.
1.998% due 08/15/26 865 905
0.800% due 08/15/27 10 10
1.100% due 08/15/30 130 123
1.900% due 08/15/40 130 118
2.050% due 08/15/50 140 124
2.250% due 08/15/60 100 88
Altria Group, Inc.
4.400% due 02/14/26 222 251
4.800% due 02/14/29 50 58
2.450% due 02/04/32 510 493
10.200% due 02/06/39 22 38
3.400% due 02/04/41 460 439
5.375% due 01/31/44 643 764
3.875% due 09/16/46 70 70
Amazon.com, Inc.
1.200% due 06/03/27 1,092 1,088
2.100% due 05/12/31 350 356
2.500% due 06/03/50 140 132
3.100% due 05/12/51 170 179
Series WI
3.875% due 08/22/37 50 60
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
American Airlines Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/20/26 (Þ) 160 169
5.750% due 04/20/29 (Þ) 140 151
American Express Co.
2.500% due 07/30/24 60 63
American International Group, Inc.
4.750% due 04/01/48 70 89
American Tower Corp.
5.000% due 02/15/24 805 893
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 71
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 180 184
3.833% due 03/11/51 (Þ) 130 140
Amgen, Inc.
4.400% due 05/01/45 100 121
Series WI
4.663% due 06/15/51 50 64
Andeavor LLC
Series WI
5.125% due 12/15/26 225 257
Anthem, Inc.
4.101% due 03/01/28 50 57
4.375% due 12/01/47 20 24
4.850% due 08/15/54 783 999
Aon Corp.
8.205% due 01/01/27 172 224
Apache Corp.
4.375% due 10/15/28 50 53
4.750% due 04/15/43 150 156
4.250% due 01/15/44 120 117
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 770 773
Apple, Inc.
4.500% due 02/23/36 691 871
4.650% due 02/23/46 100 133
2.650% due 05/11/50 150 147
Applied Materials, Inc.
3.300% due 04/01/27 932 1,030
Ares Capital Corp.
3.250% due 07/15/25 914 961
Arthur J Gallagher & Co.
2.500% due 05/20/31 360 364
AT&T, Inc.
3.800% due 02/15/27 150 167
1.650% due 02/01/28 200 199
2.250% due 02/01/32 40 39
2.550% due 12/01/33 (Þ) 782 775
4.500% due 05/15/35 150 176
3.100% due 02/01/43 270 265
4.350% due 06/15/45 26 30
3.550% due 09/15/55 (Þ) 83 83
3.800% due 12/01/57 (Þ) 240 250
3.500% due 02/01/61 220 217
Series WI
4.300% due 02/15/30 70 81

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 170 192
Avnet, Inc.
4.875% due 12/01/22 410 434
Bank of America Corp.
4.000% due 01/22/25 45 49
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 126
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 567
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 211
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 144
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 870 848
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 430 442
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 87
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 500 529
5.000% due 01/21/44 555 738
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 37
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 330 394
Series GMTN
4.450% due 03/03/26 30 34
3.500% due 04/19/26 80 88
Bank of America NA
Series BKNT
6.000% due 10/15/36 734 1,026
Becton Dickinson and Co.
3.734% due 12/15/24 687 748
4.685% due 12/15/44 8 10
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 270 279
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 776
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 1,044 1,041
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 748
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 490 497
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 817
Boeing Co. (The)
4.875% due 05/01/25 220 247
2.196% due 02/04/26 870 878
3.100% due 05/01/26 20 21
2.700% due 02/01/27 40 41
2.800% due 03/01/27 30 31
3.200% due 03/01/29 120 126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 05/01/30 310 367
3.250% due 02/01/35 160 162
5.705% due 05/01/40 160 206
3.750% due 02/01/50 210 217
5.805% due 05/01/50 100 135
3.950% due 08/01/59 290 303
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 99
BP Capital Markets America, Inc.
3.410% due 02/11/26 200 219
3.000% due 02/24/50 860 831
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 339 377
Bristol-Myers Squibb Co.
2.350% due 11/13/40 230 221
Series WI
3.900% due 02/20/28 380 435
3.400% due 07/26/29 170 191
5.000% due 08/15/45 171 234
Broadcom, Inc.
Series WI
5.000% due 04/15/30 820 967
4.300% due 11/15/32 320 364
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26 863 946
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 124
4.550% due 09/01/44 461 589
Burlington Resources LLC
5.950% due 10/15/36 694 956
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 70 78
Capital One Bank USA NA
3.375% due 02/15/23 846 885
Capital One Financial Corp.
3.500% due 06/15/23 884 935
Carrier Global Corp.
Series WI
3.577% due 04/05/50 40 42
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 160 168
4.500% due 08/15/30 (Þ) 10 10
Series WI
4.500% due 05/01/32 480 497
Centene Corp.
3.000% due 10/15/30 120 123
Series WI
4.250% due 12/15/27 80 84
4.625% due 12/15/29 270 297
3.375% due 02/15/30 260 272
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 190 245
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 144

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 246
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 120 142
5.375% due 04/01/38 80 98
3.500% due 06/01/41 150 151
5.750% due 04/01/48 350 445
3.850% due 04/01/61 60 59
Series WI
4.908% due 07/23/25 120 136
6.384% due 10/23/35 20 27
6.484% due 10/23/45 639 880
6.834% due 10/23/55 20 29
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 719 836
Chevron Corp.
0.426% due 08/11/23 891 892
2.954% due 05/16/26 70 76
5.250% due 11/15/43 10 14
4.950% due 08/15/47 40 54
3.078% due 05/11/50 10 10
2.343% due 08/12/50 130 117
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 140 147
Cigna Corp.
2.400% due 03/15/30 110 112
3.200% due 03/15/40 490 509
Series WI
4.375% due 10/15/28 460 535
4.800% due 08/15/38 220 274
6.125% due 11/15/41 335 479
Cimarex Energy Co.
4.375% due 06/01/24 150 163
3.900% due 05/15/27 260 287
4.375% due 03/15/29 330 375
Cintas Corp. No. 2
3.700% due 04/01/27 70 78
Cisco Systems, Inc.
3.625% due 03/04/24 832 900
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 812 850
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 107
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 400 424
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 226
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 920 937
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 07/15/39 370 639
4.650% due 07/23/48 838 1,096
Cleveland Electric Illuminating Co.
(The)
3.500% due 04/01/28 (Þ) 470 502
Clorox Co. (The)
1.800% due 05/15/30 220 216
Coca-Cola Co. (The)
1.450% due 06/01/27 945 954
1.375% due 03/15/31 90 86
4.125% due 03/25/40 120 143
2.500% due 06/01/40 10 10
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 317 428
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 656
Comcast Corp.
3.300% due 04/01/27 867 956
4.150% due 10/15/28 110 127
4.250% due 10/15/30 120 141
7.050% due 03/15/33 150 218
6.500% due 11/15/35 90 131
6.550% due 07/01/39 200 299
3.250% due 11/01/39 10 11
3.750% due 04/01/40 10 11
3.400% due 07/15/46 20 21
4.000% due 03/01/48 80 94
4.700% due 10/15/48 30 39
4.950% due 10/15/58 80 111
CommonSpirit Health
2.782% due 10/01/30 80 83
3.910% due 10/01/50 90 99
Commonwealth Edison Co.
6.450% due 01/15/38 120 175
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 330 337
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 946 1,063
Constellation Brands, Inc.
4.750% due 11/15/24 40 45
Consumers Energy Co.
2.500% due 05/01/60 110 99
Continental Resources, Inc.
4.500% due 04/15/23 120 125
Corning, Inc.
3.900% due 11/15/49 100 112
Costco Wholesale Corp.
1.375% due 06/20/27 901 907
1.600% due 04/20/30 120 118
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 180 187
Crown Castle International Corp.
5.200% due 02/15/49 792 1,031
CVS Health Corp.
2.625% due 08/15/24 70 74

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 04/01/27 40 44
4.300% due 03/25/28 260 299
3.250% due 08/15/29 70 76
3.750% due 04/01/30 110 123
4.780% due 03/25/38 260 320
4.125% due 04/01/40 40 46
2.700% due 08/21/40 310 300
5.050% due 03/25/48 385 500
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 50 59
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 60 59
Deere & Co.
3.750% due 04/15/50 40 48
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 80 122
Delta Air Lines, Inc.
3.800% due 04/19/23 30 31
7.000% due 05/01/25 (Þ) 1,032 1,205
4.500% due 10/20/25 (Þ) 180 193
7.375% due 01/15/26 110 129
4.750% due 10/20/28 (Þ) 300 334
3.750% due 10/28/29 60 60
Devon Energy Corp.
5.850% due 12/15/25 140 164
5.250% due 10/15/27 (Þ) 19 20
5.875% due 06/15/28 (Þ) 153 170
4.500% due 01/15/30 (Þ) 220 242
5.600% due 07/15/41 100 124
4.750% due 05/15/42 170 192
5.000% due 06/15/45 410 482
Diamondback Energy, Inc.
3.500% due 12/01/29 340 364
4.400% due 03/24/51 160 180
Discover Bank
Series BKNT
4.682% due 08/09/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.730%)(Ê) 950 1,009
DISH DBS Corp.
Series WI
7.750% due 07/01/26 10 11
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 87
DR Horton, Inc.
2.500% due 10/15/24 280 293
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 265
4.000% due 09/30/42 100 118
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 80 85
Eaton Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 11/02/42 20 24
eBay, Inc.
2.600% due 05/10/31 300 305
3.650% due 05/10/51 40 42
Edison International
4.950% due 04/15/25 160 177
4.125% due 03/15/28 718 764
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 220 222
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 448
Electronic Arts, Inc.
1.850% due 02/15/31 150 145
2.950% due 02/15/51 40 39
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 759
Endo Luxembourg Finance Co. SARL
6.125% due 04/01/29 (Þ) 110 108
Energy Transfer Operating, LP
5.875% due 01/15/24 653 724
7.600% due 02/01/24 50 57
4.500% due 04/15/24 290 316
2.900% due 05/15/25 30 32
5.250% due 04/15/29 30 35
3.750% due 05/15/30 140 152
6.125% due 12/15/45 60 76
6.250% due 04/15/49 30 39
Series 10Y
4.950% due 06/15/28 40 46
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 360 367
Energy Transfer, LP
5.500% due 06/01/27 280 328
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 108
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 280 282
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 430 444
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 280 296
Enterprise Products Operating LLC
3.900% due 02/15/24 30 32
4.150% due 10/16/28 150 172
2.800% due 01/31/30 100 106
7.550% due 04/15/38 20 31
5.700% due 02/15/42 40 54
4.850% due 03/15/44 60 73
3.700% due 01/31/51 140 150
3.950% due 01/31/60 160 178

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 330 344
Series D
6.875% due 03/01/33 844 1,206
EOG Resources, Inc.
4.150% due 01/15/26 40 45
4.375% due 04/15/30 190 225
4.950% due 04/15/50 50 67
EQT Corp.
3.000% due 10/01/22 320 327
3.125% due 05/15/26 (Þ) 30 31
3.900% due 10/01/27 160 171
5.000% due 01/15/29 10 11
7.000% due 02/01/30 100 130
3.625% due 05/15/31 (Þ) 30 31
Equities Corp.
6.125% due 02/01/25 10 12
Exelon Corp.
Series WI
3.950% due 06/15/25 489 538
Exelon Generation Co. LLC
5.600% due 06/15/42 615 720
Expedia Group, Inc.
Series WI
4.625% due 08/01/27 839 948
Exxon Mobil Corp.
3.482% due 03/19/30 120 135
4.227% due 03/19/40 230 275
4.114% due 03/01/46 40 47
4.327% due 03/19/50 10 12
3.452% due 04/15/51 50 54
FedEx Corp.
4.500% due 02/01/65 226 261
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 58
FirstEnergy Corp.
Series B
4.250% due 03/15/23 100 106
3.900% due 07/15/27 180 196
Series C
7.375% due 11/15/31 190 260
4.850% due 07/15/47 50 60
FirstMerit Corp.
4.350% due 02/04/23 966 1,022
Fiserv, Inc.
2.250% due 06/01/27 917 951
Florida Power & Light Co.
3.150% due 10/01/49 40 43
Ford Motor Credit Co. LLC
4.000% due 11/13/30 200 210
Series FXD
3.350% due 11/01/22 200 205
Fortinet, Inc.
2.200% due 03/15/31 300 299
Fox Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.476% due 01/25/39 270 349
General Dynamics Corp.
3.625% due 04/01/30 100 113
4.250% due 04/01/40 220 269
4.250% due 04/01/50 60 77
General Electric Co.
Series GMTN
6.875% due 01/10/39 163 244
Series MTNA
6.750% due 03/15/32 619 858
General Motors Co.
4.875% due 10/02/23 671 731
5.400% due 10/02/23 40 44
6.125% due 10/01/25 100 118
6.250% due 10/02/43 110 152
6.750% due 04/01/46 100 144
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 11
4.150% due 06/19/23 765 812
Genting New York LLC
3.300% due 02/15/26 (Þ) 440 444
Gilead Sciences, Inc.
5.650% due 12/01/41 50 69
4.750% due 03/01/46 100 127
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 653 752
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 157
3.500% due 11/16/26 90 98
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 221
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 57
3.800% due 03/15/30 410 461
5.150% due 05/22/45 140 187
Halliburton Co.
4.850% due 11/15/35 60 71
5.000% due 11/15/45 20 24
HCA, Inc.
5.125% due 06/15/39 50 62
5.500% due 06/15/47 443 577
Hershey Co. (The)
1.700% due 06/01/30 160 159
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 126
5.750% due 05/01/28 (Þ) 40 43
Home Depot, Inc. (The)
2.500% due 04/15/27 867 924
3.900% due 12/06/28 10 12
2.700% due 04/15/30 80 86
3.300% due 04/15/40 60 66
3.350% due 04/15/50 90 99
HSBC Holdings PLC
7.200% due 07/15/97 457 795
Humana, Inc.
3.850% due 10/01/24 50 54

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 04/01/25 20 22
3.950% due 03/15/27 200 224
4.625% due 12/01/42 868 1,066
4.950% due 10/01/44 20 26
Intel Corp.
4.950% due 03/25/60 110 155
Series WI
3.734% due 12/08/47 10 11
Intercontinental Exchange, Inc.
Series FXD
0.700% due 06/15/23 945 949
International Business Machines Corp.
3.300% due 01/27/27 866 951
International Lease Finance Corp.
5.875% due 08/15/22 410 434
International Paper Co.
7.300% due 11/15/39 669 1,035
Jefferies Financial Group Inc.
6.625% due 10/23/43 761 1,038
Jefferies Group LLC
6.500% due 01/20/43 635 876
Johnson & Johnson
3.375% due 12/05/23 111 119
4.950% due 05/15/33 306 403
2.100% due 09/01/40 210 199
2.450% due 09/01/60 160 151
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 788 807
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 46
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 47
8.750% due 09/01/30 280 421
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 140 147
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 123
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 340 357
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 600 583
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 400
4.950% due 06/01/45 100 132
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 110 134
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 90 93
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 620 662
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 220 220
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019
3.266% due 11/01/49 30 33
Series 2021
2.810% due 06/01/41 80 82
3.002% due 06/01/51 80 83
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 600 843
5.500% due 03/01/44 20 25
Kinder Morgan, Inc.
4.300% due 06/01/25 90 100
4.300% due 03/01/28 170 194
5.300% due 12/01/34 690 852
5.550% due 06/01/45 80 104
5.050% due 02/15/46 30 36
5.200% due 03/01/48 10 13
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 13
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 100 130
Kroger Co. (The)
3.850% due 08/01/23 750 796
5.150% due 08/01/43 20 26
L3Harris Technologies, Inc.
2.900% due 12/15/29 350 371
4.854% due 04/27/35 40 50
5.054% due 04/27/45 40 53
Lam Research Corp.
1.900% due 06/15/30 140 141
2.875% due 06/15/50 60 60
Las Vegas Sands Corp.
3.200% due 08/08/24 922 968
2.900% due 06/25/25 940 979
Lennar Corp.
4.500% due 04/30/24 10 11
Series WI
5.000% due 06/15/27 10 12
Lennox International, Inc.
1.700% due 08/01/27 110 110
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 110 116
3.875% due 06/01/29 (Þ) 190 197
Lockheed Martin Corp.
1.850% due 06/15/30 140 140
4.500% due 05/15/36 842 1,054
Loews Corp.
6.000% due 02/01/35 601 819
Lowe's Cos., Inc.
3.100% due 05/03/27 844 920
4.500% due 04/15/30 50 59
1.700% due 10/15/30 150 144
3.000% due 10/15/50 190 187
LPL Holdings, Inc.
4.375% due 05/15/31 (Þ) 80 81
Lubrizol Corp.
6.500% due 10/01/34 215 311
Main Street Capital Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 05/01/24 728 792
Marathon Petroleum Corp.
5.000% due 09/15/54 234 281
Markel Corp.
4.300% due 11/01/47 699 819
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 120 128
Series R
3.125% due 06/15/26 841 893
Mars, Inc.
2.375% due 07/16/40 (Þ) 260 250
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 984 1,027
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 70 73
Mastercard , Inc.
3.300% due 03/26/27 130 144
1.900% due 03/15/31 260 263
3.850% due 03/26/50 120 145
McDonald's Corp.
1.450% due 09/01/25 20 20
3.500% due 03/01/27 10 11
3.500% due 07/01/27 60 66
3.800% due 04/01/28 50 57
3.600% due 07/01/30 70 79
4.700% due 12/09/35 716 888
4.450% due 03/01/47 40 49
4.450% due 09/01/48 80 100
3.625% due 09/01/49 10 11
4.200% due 04/01/50 140 169
MDC Holdings, Inc.
2.500% due 01/15/31 160 156
6.000% due 01/15/43 50 64
Merck & Co., Inc.
1.450% due 06/24/30 70 68
2.350% due 06/24/40 120 116
2.450% due 06/24/50 40 38
Microchip Technology, Inc.
0.972% due 02/15/24 (Þ) 390 390
0.983% due 09/01/24 (Þ) 160 159
Microsoft Corp.
2.400% due 08/08/26 848 904
3.450% due 08/08/36 130 150
2.525% due 06/01/50 174 171
2.921% due 03/17/52 396 420
MidAmerican Energy Co.
3.700% due 09/15/23 237 251
3.650% due 04/15/29 50 57
4.400% due 10/15/44 627 775
3.150% due 04/15/50 110 117
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 250 275
Molson Coors Brewing Co.
4.200% due 07/15/46 40 45
Mondelez International, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.875% due 10/15/32 981 949
2.625% due 09/04/50 40 37
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 73
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 70
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 180 201
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 80 77
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 190 201
2.802% due 01/25/52 (SOFR +
1.430%)(Ê) 350 343
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 12
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 50 52
MPLX, LP
4.000% due 03/15/28 40 45
4.800% due 02/15/29 50 59
4.500% due 04/15/38 170 195
4.700% due 04/15/48 40 46
5.500% due 02/15/49 60 78
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 120 127
4.625% due 08/01/29 110 118
Nasdaq, Inc.
2.500% due 12/21/40 130 121
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 742
Netflix, Inc.
6.375% due 05/15/29 30 38
5.375% due 11/15/29 (Þ) 80 97
4.875% due 06/15/30 (Þ) 110 131
Nevada Power Co.
5.450% due 05/15/41 208 276
Series R
6.750% due 07/01/37 362 528
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 180 201
4.450% due 05/15/69 (Þ) 50 63
Newell Brands, Inc.
3.850% due 04/01/23 40 42
4.200% due 04/01/26 40 45
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 791
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 744
Northern Oil and Gas, Inc.
8.125% due 03/01/28 (Þ) 190 205
Northrop Grumman Corp.
5.150% due 05/01/40 160 210
5.250% due 05/01/50 90 126

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 000N
4.030% due 10/15/47 160 191
Northwest Pipeline LLC
Series WI
4.000% due 04/01/27 60 67
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 510 546
3.625% due 09/30/59 (Þ) 80 88
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 393
NVIDIA Corp.
3.500% due 04/01/40 30 34
3.500% due 04/01/50 50 56
Occidental Petroleum Corp.
6.950% due 07/01/24 10 11
5.550% due 03/15/26 110 122
3.400% due 04/15/26 50 51
3.000% due 02/15/27 310 308
7.950% due 06/15/39 50 64
4.625% due 06/15/45 30 29
4.100% due 02/15/47 20 19
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 916 941
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 84
ONEOK, Inc.
6.125% due 02/01/41 614 791
Oracle Corp.
2.875% due 03/25/31 50 52
4.300% due 07/08/34 648 751
3.950% due 03/25/51 300 327
4.100% due 03/25/61 270 299
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 60 62
Owl Rock Capital Corp.
4.250% due 01/15/26 939 1,014
Pacific Gas and Electric Co.
4.250% due 08/01/23 140 148
2.100% due 08/01/27 110 107
2.500% due 02/01/31 60 56
3.300% due 08/01/40 20 18
4.950% due 07/01/50 50 51
3.500% due 08/01/50 30 27
PacifiCorp
5.750% due 04/01/37 543 744
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 10 11
PayPal Holdings, Inc.
1.650% due 06/01/25 100 103
2.300% due 06/01/30 110 114
3.250% due 06/01/50 60 65
PepsiCo, Inc.
2.625% due 03/19/27 897 963
1.625% due 05/01/30 10 10
2.875% due 10/15/49 40 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 03/19/50 20 23
Pfizer, Inc.
2.550% due 05/28/40 60 60
2.700% due 05/28/50 100 99
Philip Morris International, Inc.
2.875% due 05/01/24 90 96
2.100% due 05/01/30 70 70
1.750% due 11/01/30 280 271
Phillips 66
5.875% due 05/01/42 671 916
Pioneer Natural Resources Co.
2.150% due 01/15/31 320 314
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 300 265
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 12
Precision Castparts Corp.
3.900% due 01/15/43 457 509
Procter & Gamble Co. (The)
2.850% due 08/11/27 870 949
3.000% due 03/25/30 60 66
1.200% due 10/29/30 170 162
5.500% due 02/01/34 100 138
Progress Energy, Inc.
7.000% due 10/30/31 559 776
Prologis, LP
1.250% due 10/15/30 230 216
Prospect Capital Corp.
3.706% due 01/22/26 1,003 1,030
Range Resources Corp.
5.875% due 07/01/22 12 12
8.250% due 01/15/29 (Þ) 150 169
Series WI
4.875% due 05/15/25 230 238
9.250% due 02/01/26 210 232
Raymond James Financial, Inc.
3.750% due 04/01/51 180 197
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.950% due 08/16/25 30 33
Series WI
3.200% due 03/15/24 708 753
Republic Services, Inc.
2.500% due 08/15/24 910 955
3.375% due 11/15/27 360 396
S&P Global, Inc.
1.250% due 08/15/30 80 76
3.250% due 12/01/49 30 32
2.300% due 08/15/60 50 43
salesforce.com, Inc.
3.700% due 04/11/28 10 11
1.500% due 07/15/28 60 60

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.950% due 07/15/31 50 50
2.900% due 07/15/51 410 414
3.050% due 07/15/61 150 152
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 114
Series VVV
1.700% due 10/01/30 240 232
Santander Holdings USA, Inc.
4.500% due 07/17/25 738 819
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 44
Senior Housing Properties Trust
4.750% due 05/01/24 120 123
Service Properties Trust
4.500% due 06/15/23 160 164
4.350% due 10/01/24 220 222
4.750% due 10/01/26 60 59
Simon Property Group, LP
3.500% due 09/01/25 100 109
Skyworks Solutions, Inc.
0.900% due 06/01/23 150 150
1.800% due 06/01/26 150 152
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 627 707
Southern California Edison Co.
2.250% due 06/01/30 290 285
3.650% due 02/01/50 110 110
Series C
4.125% due 03/01/48 130 139
Series G
2.500% due 06/01/31 120 120
Southern Co. (The)
6.000% due 10/01/34 196 257
Southwest Airlines Co.
4.750% due 05/04/23 440 472
5.250% due 05/04/25 70 80
Spectra Energy Partners, LP
4.750% due 03/15/24 671 736
Starbucks Corp.
4.500% due 11/15/48 794 990
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 98
5.300% due 04/01/44 10 12
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.202%)(Ê)(ƒ) 70 71
Synchrony Financial
3.950% due 12/01/27 793 884
Sysco Corp.
6.600% due 04/01/50 585 909
Tanger Properties, Ltd. Partnership
3.875% due 07/15/27 925 997
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.875% due 04/15/26 10 11
5.375% due 02/01/27 10 10
5.500% due 03/01/30 30 33
4.875% due 02/01/31 (Þ) 70 76
4.000% due 01/15/32 (Þ) 380 391
Target Corp.
3.375% due 04/15/29 140 157
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 441
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 460 477
7.625% due 04/01/37 608 874
Texas Instruments, Inc.
2.900% due 11/03/27 130 142
2.250% due 09/04/29 210 219
1.750% due 05/04/30 70 70
3.875% due 03/15/39 210 252
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 703 975
Time Warner Cable LLC
6.550% due 05/01/37 90 123
7.300% due 07/01/38 180 263
6.750% due 06/15/39 20 28
5.500% due 09/01/41 666 825
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 884
8.375% due 07/15/33 100 152
T-Mobile USA, Inc.
2.625% due 02/15/29 80 79
2.875% due 02/15/31 70 69
3.500% due 04/15/31 (Þ) 110 114
Series WI
3.875% due 04/15/30 300 335
2.550% due 02/15/31 824 833
3.000% due 02/15/41 100 99
3.300% due 02/15/51 190 190
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 240 288
Series WI
7.850% due 02/01/26 410 521
3.250% due 05/15/30 50 54
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 240 247
Series MTNB
7.000% due 03/01/32 552 793
Tyson Foods, Inc.
4.875% due 08/15/34 826 1,026
Union Pacific Corp.
2.150% due 02/05/27 50 52
2.891% due 04/06/36 (Þ) 250 260
3.750% due 02/05/70 40 44
Series WI
3.839% due 03/20/60 140 159
United Airlines Pass-Through Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 01/15/26 281 298
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 31
United Continental Holdings, Inc.
4.250% due 10/01/22 210 215
United Parcel Service, Inc.
2.500% due 04/01/23 995 1,031
United Technologies Corp.
4.625% due 11/16/48 130 167
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 80
2.000% due 05/15/30 180 181
4.625% due 07/15/35 100 126
5.800% due 03/15/36 669 942
5.700% due 10/15/40 60 85
Unum Group
5.750% due 08/15/42 796 995
Upjohn, Inc.
4.000% due 06/22/50 (Þ) 729 771
Valero Energy Corp.
10.500% due 03/15/39 488 858
Verizon Communications, Inc.
2.100% due 03/22/28 80 82
3.875% due 02/08/29 120 137
7.750% due 12/01/30 100 145
2.550% due 03/21/31 160 164
4.500% due 08/10/33 1,086 1,298
5.250% due 03/16/37 80 105
2.650% due 11/20/40 90 87
3.400% due 03/22/41 120 127
3.850% due 11/01/42 20 23
4.125% due 08/15/46 60 71
5.500% due 03/16/47 10 14
4.000% due 03/22/50 40 46
2.875% due 11/20/50 230 218
3.550% due 03/22/51 480 513
3.000% due 11/20/60 390 364
3.700% due 03/22/61 1,330 1,424
Series WI
4.329% due 09/21/28 53 62
4.862% due 08/21/46 50 65
2.987% due 10/30/56 60 56
Visa, Inc.
2.050% due 04/15/30 60 62
2.700% due 04/15/40 70 72
Series DMTN
2.750% due 09/15/27 815 881
Vontier Corp.
1.800% due 04/01/26 (Þ) 170 169
2.400% due 04/01/28 (Þ) 370 368
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 789 844
Wachovia Corp.
5.500% due 08/01/35 802 1,036
Walmart, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 06/26/28 90 102
5.250% due 09/01/35 758 1,030
4.050% due 06/29/48 120 151
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 899
6.650% due 11/15/37 40 60
5.400% due 10/01/43 130 181
Waste Management, Inc.
3.150% due 11/15/27 210 230
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 220 220
3.000% due 04/22/26 140 151
3.000% due 10/23/26 260 280
4.478% due 04/04/31 (SOFR +
4.032%)(Ê) 120 142
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 174
5.375% due 11/02/43 130 173
4.650% due 11/04/44 10 12
3.900% due 05/01/45 666 781
4.750% due 12/07/46 120 152
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 400 548
Western Gas Partners, LP
5.500% due 08/15/48 40 44
Western Midstream Operating, LP
2.288% due 01/13/23 (USD 3 Month
LIBOR + 2.100%)(Ê) 180 179
3.100% due 02/01/25 90 95
4.650% due 07/01/26 130 139
4.500% due 03/01/28 50 53
4.050% due 02/01/30 250 280
5.450% due 04/01/44 150 162
5.300% due 03/01/48 140 149
5.250% due 02/01/50 60 69
Western Union Co. (The)
6.200% due 11/17/36 832 1,047
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 1,034
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 67
7.750% due 06/15/31 130 181
8.750% due 03/15/32 517 794
5.800% due 11/15/43 35 46
Wyeth LLC
6.000% due 02/15/36 716 1,026
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 210 226
Zions Bancorp NA
3.250% due 10/29/29 994 1,041
209,623
International Debt - 15.1%

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 200 193
3.875% due 04/16/50 (Þ) 270 311
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 200 224
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 150 161
3.150% due 02/15/24 310 325
4.450% due 04/03/26 872 958
African Export-Import Bank (The)
5.250% due 10/11/23 1,700 1,841
2.634% due 05/17/26 (Þ) 1,530 1,548
Series REGS
2.634% due 05/17/26 300 304
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 200 197
2.700% due 02/09/41 200 191
3.150% due 02/09/51 290 285
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 772
Ambac LSNI LLC
6.000% due 02/12/23 (USD 3 Month
LIBOR + 5.000%)(Ê)(Þ) 3,640 3,639
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 360 411
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 70 89
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 50 69
4.500% due 06/01/50 270 329
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,030
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 13
0.500% due 07/09/30 (~)(Ê) 388 139
0.125% due 07/09/35 (~)(Ê) 310 98
2.500% due 07/09/41 (~)(Ê) 160 57
AstraZeneca PLC
3.125% due 06/12/27 866 941
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 139
2.875% due 02/15/25 (Þ) 150 154
4.250% due 04/15/26 (Þ) 370 401
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 723
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 726
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 882 946
Banco Inbursa SA Institucion de Banca
Multiple
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 06/06/24 (Þ) 711 763
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 290
Banco Santander SA
5.179% due 11/19/25 705 806
Bancolombia SA
3.000% due 01/29/25 991 1,018
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 227
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 744
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 833 929
Bank of Montreal
0.450% due 12/08/23 892 895
Bank of Nova Scotia (The)
2.375% due 01/18/23 778 802
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 338
4.950% due 01/10/47 660 853
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 730 809
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.672%)(Ê)(ƒ) 200 228
Barrick NA Finance LLC
5.700% due 05/30/41 130 179
BAT Capital Corp.
2.259% due 03/25/28 40 40
3.734% due 09/25/40 110 107
Series WI
3.557% due 08/15/27 385 412
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 961 1,029
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 780
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,558 1,558
Bellemeade Re, Ltd.
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 1,388 1,392
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 1,913 1,925
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,607 2,608
Series 2021-2A Class M1B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,143 1,144
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 380 379
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 734
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 680 701
4.625% due 03/13/27 (Þ) 722 815
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 210 210
4.400% due 08/14/28 (Þ) 200 231
2.824% due 01/26/41 (Þ) 400 378
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 202
British Telecommunications PLC
9.625% due 12/15/30 70 108
Brookfield Finance LLC
3.450% due 04/15/50 827 853
Brookfield Finance, Inc.
4.000% due 04/01/24 841 909
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 920 928
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 838
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 1,014
Canyon Capital CLO, Ltd.
Series 2020-2A Class A
1.660% due 10/15/31 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 1,000 1,003
Carnical Corp. Term Loan B
0.000% due 06/30/25 (~)(Ê)(v) 130 130
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,600
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 758
Cencosud SA
4.375% due 07/17/27 (Þ) 930 1,017
CI Financial Corp.
3.200% due 12/17/30 550 564
4.100% due 06/15/51 140 146
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 198
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 200 200
3.743% due 09/12/39 (Þ) 200 220
4.316% due 01/10/48 (Þ) 886 1,044
Cooperatieve Rabobank UA
4.375% due 08/04/25 650 726
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 922 936
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 807
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 778
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 480 495
6.250% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.455%)(Ê)
(ƒ)(Þ) 550 602
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 560 624
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 750 816
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 220
Daimler Finance NA LLC
2.550% due 08/15/22 (Þ) 792 811
Danone SA
2.589% due 11/02/23 (Þ) 718 748
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 213
5.375% due 01/12/24 (Þ) 1,512 1,677
Delhaize America, Inc.
9.000% due 04/15/31 154 237
Deutsche Bank AG
1.447% due 04/01/25 (SOFR +
1.131%)(Ê) 1,024 1,030
Deutsche Telekom International Finance
BV
3.600% due 01/19/27 (Þ) 855 940
8.750% due 06/15/30 50 75
DH Europe Finance II SARL
3.400% due 11/15/49 684 752
Dryden 50 Senior Loan Fund
Series 2021-50A Class A1R
1.000% due 07/15/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 1,230 1,230
Ecopetrol SA
5.375% due 06/26/26 60 66
5.875% due 05/28/45 1,047 1,122
Enbridge, Inc.
3.700% due 07/15/27 687 758
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 773
Eni USA, Inc.
7.300% due 11/15/27 711 928
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 932

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Falabella SA
3.750% due 04/30/23 (Þ) 892 928
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 200 208
6.875% due 10/15/27 (Þ) 480 523
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.104% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 147 147
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 1,015 1,035
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 264
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 300 360
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 15 15
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 468
Glencore Canada Corp.
6.200% due 06/15/35 631 818
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 550 593
4.625% due 04/29/24 (Þ) 40 44
1.625% due 09/01/25 (Þ) 140 142
4.000% due 03/27/27 (Þ) 220 244
3.875% due 10/27/27 (Þ) 50 55
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
2.285% due 11/28/30 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,300 1,300
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.088% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 296 293
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 2,190 2,190
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 290 307
HSBC Bank PLC
7.650% due 05/01/25 375 453
HSBC Holdings PLC
3.900% due 05/25/26 220 245
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 206
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 455
7.625% due 05/17/32 669 938
2.804% due 05/24/32 430 441
ICICI Bank, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 03/18/26 (Þ) 782 846
ING Bank NV
5.800% due 09/25/23 (Þ) 935 1,037
Innogy Finance BV
6.650% due 04/30/38 (Þ) 621 904
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 600 616
3.375% due 01/12/23 (Þ) 200 208
5.017% due 06/26/24 (Þ) 200 218
3.875% due 01/12/28 (Þ) 846 914
4.198% due 06/01/32 (Þ) 200 205
4.950% due 06/01/42 (Þ) 400 414
Series X
4.700% due 09/23/49 (Þ) 200 233
Israel Government International Bond
2.750% due 07/03/30 200 213
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 239
Kerry Group Financial Services
Unlimited Co.
3.200% due 04/09/23 (Þ) 1,000 1,036
Klabin Austria GmbH
3.200% due 01/12/31 (Þ) 200 196
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,020 1,020
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,904 1,904
Lloyds Banking Group PLC
4.050% due 08/16/23 742 795
12.000% due 12/29/49 (USD 3 Month
LIBOR + 11.756%)(Ê)(ƒ)(Þ) 681 740
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 200 234
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 723
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,922 1,923
Madison Park Funding, Ltd.
Series 2021-48A Class A
1.292% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,158
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
1.472% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,488 1,488
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 90 93
7.125% due 02/01/27 (Þ) 190 202
5.875% due 02/01/29 (Þ) 80 83

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 253
MercadoLibre , Inc.
3.125% due 01/14/31 410 402
Mexico Government International Bond
4.350% due 01/15/47 610 636
Mizuho Financial Group Cayman 3, Ltd.
4.600% due 03/27/24 (Þ) 930 1,014
National Bank of Canada
2.150% due 10/07/22 (Þ) 780 797
Natwest Group PLC
3.875% due 09/12/23 200 214
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 213
8.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 7.598%)(Ê)(ƒ) 200 201
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 245
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 440 459
3.522% due 09/17/25 (Þ) 280 299
4.345% due 09/17/27 (Þ) 300 330
4.810% due 09/17/30 (Þ) 270 305
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)(Þ) 913 1,028
Novartis Capital Corp.
2.000% due 02/14/27 912 948
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 200 203
Nutrien , Ltd.
5.875% due 12/01/36 627 852
NXP BV / NXP Funding LLC
3.400% due 05/01/30 (Þ) 80 87
OCP CLO, Ltd.
Series 2017-10A Class A1R
1.035% due 10/26/27 (USD 3 Month
LIBOR + 0.820%)(Ê)(Þ) 847 847
OCP SA
3.750% due 06/23/31 (Þ) 200 202
5.125% due 06/23/51 (Þ) 200 202
Oman Government International Bond
Series REGS
6.250% due 01/25/31 450 483
Oman Sovereign Sukuk Co.
Series REGS
4.875% due 06/15/30 300 308
Panama Government International Bond
2.252% due 09/29/32 260 249
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 200 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 4 4
Peruvian Government International Bond
2.783% due 01/23/31 130 132
Petrobras Global Finance BV
6.900% due 03/19/49 410 489
5.500% due 06/10/51 100 100
Series WI
5.999% due 01/27/28 100 115
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 213
Prosus NV
4.027% due 08/03/50 (Þ) 909 874
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 140 61
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 200 153
7.450% due 06/01/27 (~)(Ê)(Þ) 230 155
Qatar Government International Bond
4.400% due 04/16/50 (Þ) 360 438
Qatar Petroleum
2.250% due 07/12/31 (Þ) 670 663
Radnor RE, Ltd.
Series 2019-2 Class M1B
1.935% due 06/25/29 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 1,679 1,689
RESIMAC Premier
1.274% due 02/07/52 (Þ) 796 799
Resimac , Ltd.
Series 2021-1A Class A1
0.777% due 07/10/52 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 1,559 1,561
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 838
Reynolds American, Inc.
5.850% due 08/15/45 70 86
Riserva CLO, Ltd.
Series 2021-3A Class ARR
1.250% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 940
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 737 790
Sands China, Ltd.
Series WI
5.125% due 08/08/25 200 223
3.800% due 01/08/26 200 214
5.400% due 08/08/28 200 232
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 238 259
Class N
4.750% due 09/15/25 (Þ) 701 787
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 768 809
Schneider Electric SE
2.950% due 09/27/22 (Þ) 800 825

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 930 926
Shell International Finance BV
2.875% due 05/10/26 40 43
4.375% due 05/11/45 190 233
4.000% due 05/10/46 80 94
3.250% due 04/06/50 140 149
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 891 920
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 1,028
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 762
Southern Copper Corp.
6.750% due 04/16/40 10 14
5.250% due 11/08/42 60 77
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 967
STERIS Irish FinCo Unlimited Co.
3.750% due 03/15/51 150 159
Sumitomo Mitsui Financial Group, Inc.
2.778% due 10/18/22 851 878
Suncor Energy, Inc.
6.500% due 06/15/38 607 859
Suzano Austria GmbH
3.125% due 01/15/32 230 228
7.000% due 03/16/47 (Þ) 200 270
Teck Resources, Ltd.
6.250% due 07/15/41 60 78
5.400% due 02/01/43 60 73
Series WI
3.900% due 07/15/30 200 215
Telefonica Emisiones SA
4.570% due 04/27/23 682 731
5.213% due 03/08/47 150 187
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 891 949
3.840% due 04/22/51 (Þ) 350 377
Tesco PLC
6.150% due 11/15/37 (Þ) 623 828
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 40 40
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 330 329
3.150% due 10/01/26 300 285
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 1,577 1,604
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 1,275 1,284
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.365% due 10/18/30 (USD 3 Month
LIBOR + 1.230%)(Ê)(Þ) 985 986
Total Capital International SA
2.700% due 01/25/23 713 739
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 770 805
TransAlta Corp.
6.500% due 03/15/40 60 69
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 644 812
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 746 833
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 685 771
UBS AG
4.500% due 06/26/48 (Þ) 200 261
UBS Group AG
4.125% due 04/15/26 (Þ) 694 778
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 660 727
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 210 252
Unilever Capital Corp.
0.375% due 09/14/23 888 888
Vale Overseas, Ltd.
8.250% due 01/17/34 636 929
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 60 61
Vodafone Group PLC
6.150% due 02/27/37 50 69
5.250% due 05/30/48 40 53
Volkswagen Group of America Finance
LLC
0.875% due 11/22/23 (Þ) 942 945
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,449 2,448
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 200 214
4.750% due 09/17/44 (Þ) 200 216
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 150 148
Woori Bank
4.750% due 04/30/24 (Þ) 734 806
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 510 532
Yamana Gold, Inc.
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 12/15/27 280 308
154,576
Loan Agreements - 0.5%
Aecom Technology Corp. 2021 Term
Loan B
1.854% due 04/09/28 (USD 1 Month
LIBOR + 1.750%)(Ê) 170 170
Asurion LLC 1st Lien Term Loan B7
3.104% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 186 184
Asurion LLC 2020 Term Loan B8
3.354% due 12/23/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 203 201
Asurion LLC 2021 Term Loan B9
3.345% due 08/03/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 80 79
Bausch Health Americas, Inc. Term
Loan B
2.854% due 11/27/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 20 20
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.854% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 137 135
Caesars Resort Collection LLC 2020
Term Loan
4.604% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 159 159
CSC Holdings LLC 2018 Incremental
Term Loan
0.000% due 01/15/26 (~)(Ê)(v) 30 30
Eyecare Partners LLC Term Loan
3.854% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 99 98
First Eagle Holdings, Inc. Term Loan B
2.647% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 38 37
Focus Financial Partners LLC Term Loan
2.104% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 147 146
Garda World Security Corp. 2021 Term
Loan B
4.350% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 69 69
Genesee & Wyoming, Inc. New Term
Loan
2.147% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 148 147
Harbor Freight Tools USA, Inc. 2020
Term Loan B
3.750% due 10/14/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 140 140
ICON Luxembourg SARL 1st Lien Term
Loan B
0.000% due 06/16/28 (~)(Ê)(v) 108 108
ICON Luxembourg SARL Term Loan B
0.000% due 06/16/28 (~)(Ê)(v) 432 433
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.854% due 07/31/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 137 135
McAfee LLC Term Loan B
0.000% due 05/03/28 (~)(Ê)(v) 190 190
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR + 2.750%)(Ê) 170 169
Nexstar Broadcasting, Inc. Term Loan B4
2.592% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 356 355
Petco Animal Supplies, Inc 2021 Term
Loan B
4.000% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 130 129
Phoenix Guarantor, Inc. Term Loan B
3.341% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 121 120
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 228 228
Quikrete Holdings, Inc. 2021 Term Loan
B1
0.000% due 06/11/28 (~)(Ê)(v) 60 59
UFC Holdings LLC 2021 Term Loan B
3.750% due 04/29/26 (USD 6 Month
LIBOR + 3.000%)(Ê) 209 209
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 140 142
Verscend Holding Corp. 2021 Term
Loan B
4.104% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 160 160
VICI Properties, Inc. 1st Lien Term
Loan B
1.841% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 236 234
Virgin Media Secured Finance PLC Term
Loan
2.573% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 297 294
Zebra Buyer LLC Term Loan B
0.000% due 04/21/28 (~)(Ê)(v) 290 291
4,871
Mortgage-Backed Securities - 15.8%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 311 222
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 183 185
Series 2006-6 Class 2A1
6.000% due 08/25/36 524 525
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 86 88

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 69 69
Bellemeade Re, Ltd.
2.859% due 10/25/28 (~)(Ê)(Þ) 1,780 1,793
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 2,309 2,313
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 881 892
Benchmark Mortgage Trust
Series 2020-IG1 Class A3
2.687% due 09/15/43 3,000 3,154
Series 2020-IG3 Class A4
2.437% due 09/15/48 (Þ) 2,448 2,526
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 989
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,438
Citigroup Mortgage Loan Trust, Inc.
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 44 45
Commercial Mortgage Trust
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 899 856
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,213
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,284
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 1,029
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 317 322
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 737
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 511 510
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,268 1,284
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae
2.560% due 2028 370 398
2.600% due 2031 375 409
6.000% due 2032 13 15
5.000% due 2033 4 5
5.500% due 2034 10 12
4.500% due 2035 262 298
5.500% due 2037 75 87
5.500% due 2038 310 360
6.000% due 2039 27 33
4.000% due 2040 199 222
5.500% due 2040 366 416
6.000% due 2040 86 102
4.000% due 2041 307 339
6.000% due 2041 135 160
3.500% due 2043 700 755
4.000% due 2044 665 741
3.500% due 2045 851 917
3.000% due 2046 109 116
3.500% due 2046 161 173
4.000% due 2046 816 886
4.500% due 2046 304 339
3.000% due 2047 2,300 2,429
3.500% due 2047 356 385
4.000% due 2047 77 83
4.500% due 2048 1,086 1,193
5.000% due 2048 280 307
3.000% due 2049 4,841 5,150
4.000% due 2049 1,008 1,100
5.000% due 2049 658 719
2.500% due 2050 7,984 8,339
3.000% due 2050 9,248 9,815
3.500% due 2050 997 1,068
2.000% due 2051 11,854 11,997
2.500% due 2051 2,168 2,246
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 509 515
Series 2019-R02 Class 1M2
2.468% due 08/25/31 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,419 1,429
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 6 7
Series 2004-W5 Class A1
6.000% due 02/25/47 130 153
Series 2005-24 Class ZE
5.000% due 04/25/35 131 148
Series 2020-75 Class LI
Interest Only STRIP
2.500% due 11/25/50 1,536 219
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 1,254 159
Series 2021-1 Class IM

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.000% due 02/25/51 1,071 128
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 1,563 175
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 1,693 221
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 690 98
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 758 129
Freddie Mac
5.500% due 2038 236 275
6.000% due 2038 60 71
5.000% due 2040 124 141
4.000% due 2041 848 946
4.500% due 2041 122 135
5.500% due 2041 144 167
3.500% due 2043 412 453
4.000% due 2044 313 343
3.500% due 2045 639 692
4.000% due 2045 254 278
3.000% due 2046 2,068 2,212
4.000% due 2046 169 183
3.000% due 2047 719 767
3.000% due 2048 117 124
4.000% due 2048 939 1,023
4.500% due 2048 242 261
3.000% due 2049 263 278
2.500% due 2050 2,142 2,237
3.000% due 2050 3,985 4,203
2.000% due 2051 5,968 6,030
2.500% due 2051 7,763 8,090
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 46 52
Series 2006-R007 Class ZA
6.000% due 05/15/36 154 182
Series 2010-3632 Class PK
5.000% due 02/15/40 89 99
Series 2010-3653 Class B
4.500% due 04/15/30 131 144
Series 2012-4010 Class KM
3.000% due 01/15/42 67 71
Series 2017-4734 Class IO
Interest Only STRIP
4.000% due 12/15/47 975 153
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,028 103
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 1,437 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 2,739 393
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 1,100 154
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 1,379 199
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 1,436 235
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,178 217
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA2 Class M2AS
0.992% due 10/25/48 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,657 2,657
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 123 123
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 609 50
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 1,621 178
Series 2020-160 Class GI
Interest Only STRIP
2.000% due 10/20/50 2,530 259
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 1,636 205
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 1,628 178
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 1,841 197
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 5,552 682
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 540 67
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 533 61
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 1,575 197
Series 2021-23 Class IA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 02/20/51 1,159 153
Series 2021-23 Class KI
Interest Only STRIP
3.000% due 02/20/51 996 116
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,326
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 618
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 227
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,106
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 844 840
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,216 1,216
JPMDB Commercial Mortgage Securities
Trust
Series 2020-COR7 Class A5
2.180% due 05/13/53 2,082 2,112
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 15 15
JPMorgan Mortgage Trust
2.500% due 12/25/51 (Þ) 4,335 4,449
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 302 304
Series 2018-LTV1 Class A4
4.000% due 04/25/49 (~)(Ê)(Þ) 140 140
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 328 334
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 4,862 4,992
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 4,813 4,942
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,517 1,560
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,275 2,276
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,669 1,643
Series 2019-NUGS Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 1,970 1,978
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,493
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 175
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 29
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,355 1,355
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,484
Oaktown Re, Ltd.
Series 2020-2A Class M1A
2.543% due 10/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 506 508
Preston Ridge Partners Mortgage LLC
Series 2020-3 Class A1
2.857% due 09/25/25 (~)(Ê)(Þ) 499 502
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 597 599
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 1,198 1,204
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 567 567
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 2,838 2,904
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 135 138
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,603 2,671
Towd Point Asset Funding LLC
Series 2021-HE1 Class A1
0.918% due 02/25/63 (~)(Ê)(Þ) 953 952
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 2,795 2,859
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 484 455
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 1,644 1,676

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 207 209
162,536
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 132
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 152
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 230 237
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 16
537
Non-US Bonds - 7.3%
Alba PLC
Series 2006-2 Class A3A
0.363% due 12/15/38 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 463 620
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 775 1,035
Andorra Government International Bond
1.250% due 05/06/31 EUR 3,100 3,744
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 1,296 1,534
Australia Government International
Bond
Series 155
2.500% due 05/21/30 AUD 4,326 3,549
Avoca CLO XXIII DAC
0.840% due 04/15/34 (~)(Ê)(Þ) EUR 1,588 1,876
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 1,000 1,184
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 2,024 2,316
6.375% due 07/15/26 EUR 1,163 1,272
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 999 1,240
Carin CLO VIII BV
0.860% due 10/30/30 EUR 2,246 2,666
China Government International Bond
0.625% due 11/25/35 EUR 174 201
Crosthwaite Park CLO DAC
0.850% due 03/18/34 EUR 1,266 1,497
Eurosail PLC
Series 2006-4X Class A3C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.946% due 12/10/44 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 305 420
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 618 836
Eurosail -UK PLC
0.784% due 09/13/45 GBP 777 1,059
Harvest CLO XXVI DAC
Series 2021-26A Class A
1.000% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 1,402 1,662
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 511
Italy Buoni Poliennali Del Tesoro
3.850% due 09/01/49 (Þ) EUR 227 392
2.150% due 03/01/72 (Þ) EUR 642 744
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 1,300,000 11,728
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 410,550 3,929
Last Mile Securities
0.900% due 08/17/31 EUR 1,044 1,241
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 1,123 1,328
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 13,850 766
Mexico Government International Bond
2.125% due 10/25/51 EUR 1,539 1,537
4.000% due 03/15/15 EUR 1,011 1,293
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 654 892
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,713 3,148
Series 2007-1X Class A3
0.240% due 12/01/50 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 401 536
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 2,808 3,839
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 51,280 2,304
Series REGS
7.190% due 09/12/24 MXN 68,598 3,252

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 24,089 1,450
RMAC Securities No. 1 PLC
0.234% due 06/12/44 GBP 482 644
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 401 541
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 862 1,155
Romania Government International Bond
Series REGS
2.625% due 12/02/40 EUR 1,465 1,721
2.750% due 04/14/41 EUR 442 520
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.900% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 500 694
Series 2021-UK1A Class B
1.350% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 500 693
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 1,612 2,219
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 1,016 1,407
75,195
United States Government Treasuries - 17.6%
United States Treasury Notes
1.625% due 08/15/22 8,625 8,773
0.125% due 08/31/22 4,750 4,750
1.750% due 05/15/23 6,260 6,436
0.125% due 05/31/23 1,020 1,018
1.375% due 06/30/23 5,420 5,542
0.125% due 07/15/23 3,460 3,451
1.250% due 07/31/23 2,550 2,602
1.625% due 10/31/23 4,360 4,493
2.125% due 11/30/23 3,870 4,037
0.125% due 01/15/24 18,549 18,438
0.250% due 05/15/24 3,750 3,729
1.250% due 08/31/24 3,615 3,700
2.000% due 02/15/25 3,895 4,090
2.125% due 05/15/25 3,485 3,680
2.000% due 08/15/25 3,688 3,881
3.000% due 10/31/25 2,925 3,204
2.250% due 11/15/25 3,660 3,894
1.625% due 02/15/26 3,338 3,460
2.250% due 03/31/26 2,855 3,043
1.625% due 05/15/26 3,050 3,161
0.750% due 05/31/26 280 278
0.875% due 06/30/26 430 430
1.500% due 08/15/26 6,980 7,187
2.375% due 05/15/27 3,125 3,364
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 05/31/27 6,160 5,964
0.750% due 01/31/28 3,272 3,185
2.750% due 02/15/28 4,462 4,916
1.250% due 04/30/28 100 100
2.875% due 05/15/28 600 667
2.875% due 08/15/28 3,410 3,792
2.375% due 05/15/29 2,630 2,838
1.750% due 11/15/29 3,477 3,589
0.625% due 08/15/30 5,797 5,401
0.875% due 11/15/30 4,735 4,503
1.625% due 05/15/31 460 467
3.125% due 05/15/31 3,397 3,843
1.125% due 05/15/40 3,030 2,616
1.125% due 08/15/40 2,260 1,944
1.375% due 11/15/40 2,804 2,519
2.250% due 05/15/41 250 260
2.750% due 11/15/42 1,365 1,537
2.875% due 05/15/43 1,490 1,714
3.625% due 02/15/44 1,949 2,519
3.125% due 08/15/44 1,425 1,710
2.875% due 08/15/45 1,365 1,578
3.000% due 05/15/47 1,250 1,486
2.750% due 11/15/47 1,760 2,004
3.000% due 02/15/48 1,530 1,824
3.125% due 05/15/48 1,550 1,890
3.375% due 11/15/48 1,595 2,036
2.875% due 05/15/49 1,710 2,002
2.375% due 11/15/49 2,552 2,717
1.250% due 05/15/50 5,010 4,091
1.875% due 02/15/51 210 200
1.625% due 05/15/51 40 36
2.375% due 05/15/51 410 438
181,027
Total Long-Term Investments
(cost
$841,255
) 853,224
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 1,760
—
Total Common Stocks
(cost $44) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
TPG RE Finance Trust, Inc.
6.25% due 6/30/2026(¢) 9,493 238
Total Preferred Stocks
(cost $237) 238
Short-Term Investments - 14.9%
Air Lease Corp.
Series 3Y

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 01/15/22 40 41
Apache Corp.
3.250% due 04/15/22 16 16
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 39 40
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 201
Series FXD
3.813% due 10/12/21 200 202
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 727
Pacific Gas and Electric Co.
1.750% due 06/16/22 380 380
Syngenta Finance NV
3.125% due 03/28/22 718 730
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 (ç) 40 40
U.S. Cash Management Fund(@) 108,369,051(∞) 108,347
UBS Group AG
1.750% due 04/21/22 (Þ) 220 222
UniCredit SpA
6.572% due 01/14/22 (Þ) 720 742
United States Treasury Notes
2.375% due 03/15/22 34,397 34,956
0.125% due 05/31/22 3,210 3,211
1.875% due 05/31/22 2,485 2,526
Total Short-Term Investments
(cost $152,346) 152,396
Total Investments - 98.0%
(identified cost $993,882) 1,005,858
Other Assets and Liabilities,
Net - 2.0%
20,299
Net Assets - 100.0%
1,026,157

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
25.8%
Abu Dhabi Government International Bond 04/08/20 270,000 96.22 260
311
Abu Dhabi Government International Bond 04/12/21 200,000 95.88 192
193
Abu Dhabi National Energy Co. PJSC 04/15/21 200,000 111.79 224
224
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,548
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.46 719
772
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
Ambac LSNI LLC 02/09/17 3,640,010 99.36 3,659
3,639
American Airlines Group, Inc. 04/12/21 160,000 104.48 167
169
American Airlines Group, Inc. 04/12/21 140,000 107.11 150
151
Americo Life, Inc. 04/12/21 70,000 99.73 70
71
AmFam Holdings, Inc. 04/09/21 130,000 103.55 135
140
AmFam Holdings, Inc. 04/12/21 180,000 100.15 180
184
AMSR Trust 06/23/21 651,000 100.00 651
651
Amur Equipment Finance Receivables IX LLC 04/14/21 735,000 99.99 735
734
Anglo American Capital PLC 04/12/21 360,000 113.15 407
411
Aqueduct European CLO DAC 06/15/21 EUR 1,296,000 121.27 1,572
1,534
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,030
AT&T, Inc. 06/13/16 83,000 95.27 79
83
AT&T, Inc. 05/31/19 782,000 101.95 797
775
AT&T, Inc. 04/05/21 240,000 95.53 229
250
Aviation Capital Group LLC 04/13/21 170,000 111.98 190
192
Avoca CLO XXIII DAC 04/23/21 EUR 1,588,000 121.00 1,921
1,876
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.89 151
154
Avolon Holdings Funding, Ltd. 04/12/21 130,000 104.77 136
139
Avolon Holdings Funding, Ltd. 04/12/21 370,000 105.54 390
401
Banco de Bogota SA 09/22/17 686,000 103.85 712
723
Banco de Credito del Peru 12/04/19 693,000 102.88 713
726
Banco de Credito e Inversiones SA 04/12/21 882,000 106.54 940
946
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 102.80 731
763
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
290
Bangkok Bank PCL 11/09/18 219,000 99.74 218
227
Banistmo SA 12/07/17 729,000 100.29 731
744
Bank of China, Ltd. 04/12/21 833,000 111.08 925
929
Bayer US Finance II LLC 06/18/21 961,000 107.10 1,029
1,029
Bayer US Finance LLC 08/02/18 726,000 100.42 729
780
BDS, Ltd. 05/14/21 1,558,000 100.00 1,558
1,558
Bellemeade Re, Ltd. 09/29/20 1,912,709 101.05 1,933
1,925
Bellemeade Re, Ltd. 02/08/21 1,388,401 101.32 1,407
1,392
Bellemeade Re, Ltd. 04/13/21 2,309,000 100.18 2,313
2,313
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.72 1,793
1,793
Bellemeade Re, Ltd. 04/23/21 881,000 101.04 890
892
Bellemeade Re, Ltd. 06/11/21 1,143,000 100.00 1,143
1,144
Bellemeade Re, Ltd. 06/11/21 2,607,000 100.00 2,606
2,608
Benchmark Mortgage Trust 03/24/21 2,448,000 101.25 2,479
2,526
Bermuda Government International Bond 04/12/21 380,000 98.43 374
379
Berry Petroleum Corp. 04/13/21 490,000 98.32 482
497
Bharti Airtel International Netherlands BV 09/26/19 693,000 102.83 713
734
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 572,438 99.74 571
576
BNP Paribas SA 08/07/18 200,000 99.59 199
231
BNP Paribas SA 06/02/20 680,000 102.00 694
701
BNP Paribas SA 06/10/20 722,000 109.91 794
815
BNP Paribas SA 04/09/21 400,000 91.11 364
378
BNP Paribas SA 06/23/21 210,000 100.00 210
210
BOC Aviation USA Corp. 05/06/21 200,000 100.19 200
202
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.13 988
989
Cameron LNG LLC 04/09/21 70,000 107.98 76
78
Canyon Capital CLO, Ltd. 03/03/21 1,000,000 100.51 1,005
1,003
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.81 10
10
CCO Holdings LLC / CCO Holdings Capital Corp. 04/12/21 160,000 105.06 168
168
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,600
Cencosud SA 06/18/21 930,000 109.80 1,021
1,017
Chase Auto Credit Liked Notes 03/16/21 4,495,000 100.00 4,495
4,498
CHS/Community Health Systems, Inc. 04/12/21 140,000 103.92 145
147

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,403
1,438
Citigroup Mortgage Loan Trust, Inc. 02/01/17 44,460 97.90 44
45
Cleveland Electric Illuminating Co. (The) 04/12/21 470,000 103.31 486
502
CLI Funding VI LLC 10/02/20 1,556,826 99.98 1,557
1,569
Comision Federal de Electricidad 04/12/21 200,000 96.81 194
198
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
856
Commonwealth Bank of Australia 04/09/21 200,000 105.36 211
220
Commonwealth Bank of Australia 04/12/21 200,000 97.94 196
200
Commonwealth Bank of Australia 06/17/21 886,000 118.08 1,046
1,044
Comstock Resources, Inc. 06/14/21 330,000 100.42 331
337
ConocoPhillips Co. 08/22/18 946,000 105.26 1,036
1,063
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,213
Covey Park Energy LLC 04/13/21 180,000 103.93 187
187
Credicorp , Ltd. 04/12/21 922,000 101.37 935
936
Credit Agricole SA 06/11/20 734,000 108.00 793
807
Credit Suisse Group AG 07/07/20 699,000 110.96 776
778
Credit Suisse Group AG 04/12/21 750,000 107.49 806
816
Credit Suisse Group AG 04/12/21 550,000 108.50 597
602
Credit Suisse Group AG 04/14/21 560,000 108.48 607
624
Credit Suisse Group AG 05/10/21 480,000 100.00 480
495
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,284
DAE Funding LLC 06/15/21 220,000 99.43 219
220
Daimler Finance NA LLC 10/02/20 792,000 102.01 808
811
Danone SA 04/22/19 718,000 100.07 719
748
Danske Bank A/S 03/11/19 1,512,000 106.71 1,617
1,677
Danske Bank A/S 09/17/19 200,000 101.84 204
213
DBGS Mortgage Trust 04/03/19 985,000 101.28 998
1,029
DCP Midstream Operating, LP 12/11/19 50,000 107.82 54
59
Delta Air Lines, Inc. 05/11/20 1,032,000 101.31 1,061
1,205
Delta Air Lines, Inc. 09/16/20 180,000 103.63 187
193
Delta Air Lines, Inc. 09/16/20 300,000 106.84 321
334
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 316,659 100.55 318
322
Deutsche Telekom International Finance BV 04/12/21 855,000 109.86 939
940
Devon Energy Corp. 06/07/21 19,000 106.82 20
20
Devon Energy Corp. 06/07/21 220,000 108.74 239
242
Devon Energy Corp. 06/07/21 153,000 110.05 168
170
Dryden 50 Senior Loan Fund 04/08/21 1,230,000 100.00 1,230
1,230
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
510
Eagle Re, Ltd. 12/17/20 732,000 100.26 734
737
Eagle Re, Ltd. 04/09/21 1,268,000 100.00 1,268
1,284
Endo Luxembourg Finance Co. SARL 04/12/21 110,000 98.93 109
108
Enel Finance International NV 01/05/18 706,000 100.93 713
773
EnLink Midstream LLC 04/13/21 280,000 99.73 279
296
EQT Corp. 05/10/21 30,000 100.00 30
31
EQT Corp. 05/10/21 30,000 100.00 30
31
Falabella SA 04/12/21 892,000 104.64 933
928
Fannie Mae Connecticut Avenue Securities Trust 05/13/21 1,419,322 100.78 1,430
1,429
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 114.29 57
58
First Quantum Minerals, Ltd. 04/12/21 200,000 103.83 208
208
First Quantum Minerals, Ltd. 04/13/21 480,000 108.99 523
523
FirstKey Homes Trust 07/31/20 879,981 99.99 880
880
FirstKey Homes Trust 10/02/20 3,397,485 100.80 3,425
3,392
FNA VI LLC 01/22/21 710,008 99.98 710
709
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 123,041 100.00 123
123
Freddie Mac Structured Agency Credit Risk Debt Notes 05/24/21 2,657,000 100.05 2,658
2,657
Fresenius Medical Care US Finance III, Inc. 06/21/21 1,015,000 101.64 1,032
1,035
Fresnillo PLC 04/09/21 260,000 98.41 256
264
Genting New York LLC 04/13/21 440,000 100.35 442
444
Glencore Funding LLC 10/12/16 40,000 100.72 40
44
Glencore Funding LLC 09/13/17 220,000 100.41 221
244
Glencore Funding LLC 01/16/19 50,000 95.17 48
55
Glencore Funding LLC 03/05/19 550,000 102.52 564
593
Glencore Funding LLC 04/13/21 140,000 100.45 141
142
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,300,000 100.03 1,300
1,300

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,147
Harvest CLO XXVI DAC 06/24/21 EUR 1,402,000 119.34 1,673
1,662
HGI CRE CLO, Ltd. 05/06/21 2,190,000 100.03 2,191
2,190
Highlands Holdings Bond Issuer, Ltd. 04/12/21 290,000 106.93 310
307
Hilton Domestic Operating Co., Inc. 04/16/20 40,000 100.00 40
43
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.26 120
126
Hilton USA Trust 11/22/16 1,840,000 89.66 1,688
1,944
Hilton USA Trust 05/26/17 226,000 99.73 225
227
HMH Trust 06/09/17 1,170,000 99.98 1,170
1,106
HOM RE, Ltd. 01/28/21 844,000 100.00 844
840
Hospitality Mortgage Trust 05/16/19 1,216,234 100.00 1,216
1,216
ICICI Bank, Ltd. 09/06/18 782,000 101.14 791
846
ING Bank NV 04/16/21 935,000 111.02 1,038
1,037
Innogy Finance BV 12/02/20 621,000 146.07 907
904
Intesa Sanpaolo SpA 07/10/17 600,000 100.86 605
616
Intesa Sanpaolo SpA 01/05/18 200,000 99.92 200
208
Intesa Sanpaolo SpA 04/22/19 846,000 96.60 817
914
Intesa Sanpaolo SpA 04/09/21 200,000 114.53 229
233
Intesa Sanpaolo SpA 04/12/21 200,000 108.55 217
218
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
205
Intesa Sanpaolo SpA 05/24/21 400,000 100.59 402
414
Invitation Homes Trust 09/09/20 1,361,806 99.63 1,357
1,363
Italy Buoni Poliennali Del Tesoro 04/07/21 EUR 642,000 117.34 753
744
Italy Buoni Poliennali Del Tesoro 06/01/21 EUR 227,000 177.08 402
392
JPMorgan Mortgage Trust 05/15/20 139,845 103.25 144
140
JPMorgan Mortgage Trust 06/05/20 301,685 103.16 311
304
JPMorgan Mortgage Trust 03/30/21 327,757 102.17 335
334
JPMorgan Mortgage Trust 04/26/21 4,862,277 102.82 4,999
4,992
JPMorgan Mortgage Trust 05/24/21 4,813,067 102.90 4,953
4,942
JPMorgan Mortgage Trust 06/24/21 USD 4,335,000 102.63 4,449
4,449
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
239
Kerry Group Financial Services Unlimited Co. 06/21/21 1,000,000 103.64 1,036
1,036
KKR Group Finance Co. II LLC 02/20/15 10,000 109.35 11
13
KKR Group Finance Co. III LLC 04/16/21 100,000 125.91 126
130
Klabin Austria GmbH 04/12/21 200,000 95.39 191
196
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
1,020
LCM XXV, Ltd. 07/10/17 1,904,000 100.05 1,905
1,904
Lithia Motors, Inc. 06/04/21 190,000 103.44 197
197
Lithia Motors, Inc. 06/07/21 110,000 105.58 116
116
Lloyds Banking Group PLC 09/03/20 681,000 117.23 798
740
LPL Holdings, Inc. 05/10/21 80,000 100.71 81
81
Lukoil International Finance BV 09/19/17 682,000 102.61 700
723
Madison Park Euro Funding IX DAC 06/09/21 EUR 1,123,000 121.77 1,367
1,328
Madison Park Funding XVIII, Ltd. 12/01/17 1,922,000 99.82 1,919
1,923
Madison Park Funding, Ltd. 01/15/21 1,158,000 100.00 1,158
1,158
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,488
Mars, Inc. 04/09/21 260,000 93.41 243
250
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.37 70
73
MEG Energy Corp. 01/19/21 80,000 101.27 81
83
MEG Energy Corp. 04/12/21 190,000 105.43 200
202
MEG Energy Corp. 04/29/21 90,000 103.43 93
93
Melco Resorts Finance, Ltd. 04/12/21 240,000 105.61 253
253
Mello Mortgage Capital Acceptance 06/14/21 1,517,000 102.67 1,557
1,560
MHC Commercial Mortgage Trust 04/06/21 2,275,000 99.76 2,270
2,276
Microchip Technology, Inc. 04/14/21 390,000 99.99 390
390
Microchip Technology, Inc. 05/18/21 160,000 100.00 160
159
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 250,000 104.17 260
275
Mill City Mortgage Trust 04/28/21 1,492,000 106.04 1,582
1,596
Mizuho Financial Group Cayman 3, Ltd. 05/03/21 930,000 108.94 1,013
1,014
Morgan Stanley Capital I Trust 08/15/18 1,668,666 100.00 1,669
1,643
Morgan Stanley Capital I Trust 12/12/19 1,970,000 99.47 1,959
1,978
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.54 29
29
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.00 175
175
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.40 1,461
1,493

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
National Bank of Canada 10/05/20 780,000 102.10 796
797
Navient Private Education Refi Loan Trust 11/03/20 783,476 99.99 783
789
Navient Private Education Refi Loan Trust 01/19/21 2,360,248 99.87 2,357
2,356
Navient Private Education Refi Loan Trust 03/16/21 1,540,412 100.04 1,541
1,540
Navient Private Education Refi Loan Trust 05/18/21 2,212,000 99.98 2,211
2,217
Navient Student Loan Trust 07/20/20 603,967 99.99 604
607
Navient Student Loan Trust 07/23/20 3,270,263 101.04 3,304
3,322
NBK SPC, Ltd. 09/30/19 714,000 100.26 716
727
Nestle Holdings, Inc. 01/03/20 698,000 102.95 719
742
Netflix, Inc. 04/12/21 110,000 115.67 127
131
Netflix, Inc. 04/12/21 80,000 119.07 95
97
New York Life Insurance Co. 04/09/21 180,000 107.94 194
201
New York Life Insurance Co. 04/09/21 50,000 121.01 61
63
NGPL PipeCo LLC 09/26/19 553,000 128.23 709
791
Nippon Life Insurance Co. 04/09/21 250,000 96.14 240
245
Nissan Motor Acceptance Corp. 09/10/20 300,000 100.00 300
330
Nissan Motor Acceptance Corp. 09/10/20 280,000 100.00 280
299
Nissan Motor Acceptance Corp. 04/12/21 270,000 111.23 300
305
Nissan Motor Acceptance Corp. 04/14/21 440,000 104.49 460
459
Nordea Bank Abp 04/16/21 913,000 111.33 1,016
1,028
Northern Natural Gas Co. 08/02/18 631,000 108.83 687
744
Northern Oil and Gas, Inc. 04/12/21 190,000 100.15 190
205
Northwestern Mutual Life Insurance Co. (The) 04/09/21 510,000 101.74 519
546
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 104.04 83
88
NRG Energy, Inc. 04/12/21 390,000 99.95 390
393
NTT Finance Corp. 04/12/21 200,000 99.61 199
203
NXP BV / NXP Funding LLC 04/12/21 80,000 105.99 85
87
Oaktown Re III, Ltd. 01/26/21 1,355,000 100.49 1,362
1,355
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,484
Oaktown Re, Ltd. 10/19/20 505,841 100.00 506
508
OCP CLO, Ltd. 03/23/21 846,544 100.09 847
847
OCP SA 06/10/21 200,000 99.37 199
202
OCP SA 06/11/21 200,000 100.43 201
202
Octane Receivables Trust 04/27/21 2,079,515 99.99 2,079
2,081
OneMain Financial Issuance Trust 08/13/20 5,679,000 101.45 5,761
5,774
OneMain Financial Issuance Trust 10/21/20 1,242,000 104.89 1,303
1,296
OneMain Financial Issuance Trust 10/21/20 500,000 106.54 533
537
OneMain Financial Issuance Trust 05/17/21 4,696,000 100.26 4,708
4,714
Paraguay Government International Bond 04/09/21 200,000 114.09 228
233
Park Aerospace Holdings, Ltd. 03/06/19 4,000 100.77 4
4
Parsley Energy LLC 09/25/20 10,000 92.91 9
11
Petroleos del Peru SA 04/09/21 200,000 106.18 212
213
Preston Ridge Partners Mortgage LLC 02/14/20 2,124,411 99.87 2,122
2,134
Preston Ridge Partners Mortgage LLC 09/30/20 499,298 100.00 499
502
Preston Ridge Partners Mortgage LLC 12/01/20 597,396 100.00 597
599
Preston Ridge Partners Mortgage LLC 04/28/21 1,198,021 100.00 1,198
1,204
Prosus NV 02/03/21 909,000 100.69 915
874
Provincia de Buenos Aires 02/08/17 140,000 99.87 140
61
Provincia de Cordoba 04/12/21 230,000 60.23 139
155
Provincia de Cordoba 04/12/21 200,000 69.50 139
153
Qatar Government International Bond 04/07/20 360,000 100.00 360
438
Qatar Petroleum 06/30/21 670,000 98.94 663
663
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
567
Radnor RE, Ltd. 06/15/21 1,679,451 100.58 1,689
1,689
Range Resources Corp. 04/12/21 150,000 107.42 161
169
RCKT Mortgage Trust 06/22/21 2,838,000 102.09 2,897
2,904
RESIMAC Premier 09/23/20 795,921 100.00 796
799
Resimac , Ltd. 03/04/21 1,559,266 100.00 1,559
1,561
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.63 798
838
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
940
Rockfield Park 06/24/21 1,391,000 118.58 1,649
1,649
SABIC Capiral II BV 07/07/20 737,000 104.93 773
790
Santander UK Group Holdings PLC 03/05/19 701,000 101.86 714
787
Santander UK Group Holdings PLC 05/14/19 238,000 102.21 243
259

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Saudi Arabian Oil Co. 04/07/20 768,000 99.00 760
809
Schlumberger Holdings Corp. 12/10/15 40,000 99.97 40
44
Schneider Electric SE 02/04/19 800,000 100.91 807
825
Sequoia Mortgage Trust 10/21/16 134,862 102.86 139
138
Sequoia Mortgage Trust 05/06/21 2,603,079 102.78 2,675
2,671
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
926
Siemens Financieringsmaatschappij NV 01/04/21 891,000 103.70 924
920
Sky, Ltd. 06/18/21 941,000 109.25 1,028
1,028
Societe Generale SA 12/11/19 700,000 104.96 735
762
SoFi Professional Loan Program Trust 07/20/20 1,142,136 101.92 1,164
1,159
Solar Star Funding LLC 04/07/20 627,481 111.79 701
707
SpringCastle America Funding LLC 09/16/20 4,512,982 100.40 4,531
4,558
Standard Chartered PLC 04/12/21 754,000 125.75 948
967
Suzano Austria GmbH 04/09/21 200,000 130.00 260
270
TAL Advantage VII LLC 09/09/20 2,081,104 100.03 2,082
2,097
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 70,000 100.76 71
76
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 380,000 98.08 373
391
Taurus UK Designated Activity Co. 02/22/21 GBP 500,000 140.62 703
693
Taurus UK Designated Activity Co. 02/22/21 GBP 500,000 140.62 703
694
Teachers Insurance & Annuity Association of America 06/14/16 340,000 114.80 390
441
Tencent Holdings, Ltd. 04/12/21 891,000 106.28 947
949
Tencent Holdings, Ltd. 04/15/21 350,000 99.97 350
377
Tennessee Gas Pipeline Co. LLC 02/19/20 460,000 100.91 464
477
Tesco PLC 09/03/20 623,000 129.93 809
828
Textainer Marine Containers VII, Ltd. 09/11/20 1,577,264 102.33 1,614
1,604
Textainer Marine Containers, Ltd. 09/08/20 1,274,783 99.99 1,275
1,284
THL Credit Wind River CLO, Ltd. 10/02/17 985,366 100.00 985
986
T-Mobile USA, Inc. 05/10/21 110,000 100.99 111
114
Towd Point Asset Funding LLC 02/22/21 952,764 100.00 953
952
Towd Point Mortgage Trust 08/17/20 2,660,352 101.81 2,708
2,692
Towd Point Mortgage Trust 03/23/21 920,000 107.80 992
1,003
Towd Point Mortgage Trust 04/21/21 1,755,000 104.07 1,827
1,803
Trust Fibra Uno 09/20/17 685,000 104.57 716
771
UBS AG 04/09/21 200,000 124.81 250
261
UBS Group AG 01/28/19 660,000 102.29 675
727
UBS Group AG 04/14/20 220,000 99.95 220
222
UBS Group AG 07/07/20 694,000 112.11 778
778
UniCredit SpA 01/08/19 720,000 101.47 731
742
UniCredit SpA 04/12/21 210,000 118.90 250
252
Union Pacific Corp. 06/05/18 250,000 100.18 250
260
United Airlines, Inc. 04/14/21 30,000 101.47 30
31
Upjohn, Inc. 07/08/20 729,000 109.03 795
771
UWM Mortgage Trust 05/27/21 2,795,000 102.28 2,859
2,859
Videotron, Ltd. 06/03/21 60,000 100.00 60
61
Volkswagen Group of America Finance LLC 04/13/21 942,000 100.43 946
945
Vontier Corp. 04/12/21 370,000 98.82 366
368
Vontier Corp. 04/13/21 170,000 99.94 170
169
Voya CLO, Ltd. 02/18/20 2,448,568 100.00 2,448
2,448
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 1,015,708 138.66 1,408
1,407
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.55 207
216
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 200,000 106.19 212
214
Wells Fargo Mortgage Backed Securities Trust 04/23/21 1,644,252 102.49 1,685
1,676
WinWater Mortgage Loan Trust 03/29/17 206,971 102.31 212
209
Woori Bank 04/22/20 734,000 104.53 767
806
Wynn Macau, Ltd. 12/15/20 510,000 104.21 531
532
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 210,000 108.09 227 226
265,200
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 373 AUD 52,663 09/21
(130)
Canadian 10 Year Government Bond Futures 58 CAD 8,440 09/21
78
Euro- Buxl 30 Year Bond Futures 5 EUR 1,016 09/21
20
United States 2 Year Treasury Note Futures 197 USD 43,403 09/21
(74)
United States 5 Year Treasury Note Futures 929 USD 114,666 09/21
(267)
United States 10 Year Treasury Note Futures 1,501 USD 198,884 09/21
809
United States 10 Year Ultra Treasury Note Futures 68 USD 10,010 09/21
111
United States Treasury Long Bond Futures 328 USD 52,727 09/21
1,506
United States Treasury Ultra Bond Futures 100 USD 19,269 09/21 798
Short Positions
Canadian 10 Year Government Bond Futures 36 CAD 5,239 09/21
(24)
Euro-Bund Futures 169 EUR 29,171 09/21
(192)
Japanese 10 Year Government Bond Futures 11 JPY 1,668,591 09/21
(23)
Long Gilt Futures 113 GBP 14,475 09/21
(137)
United States 2 Year Treasury Note Futures 91 USD 20,050 09/21
34
United States 5 Year Treasury Note Futures 54 USD 6,665 09/21
20
United States 10 Year Treasury Note Futures 18 USD 2,385 09/21
9
United States 10 Year Ultra Treasury Note Futures 24 USD 3,533 09/21
(43)
United States Treasury Long Bond Futures 62 USD 9,967 09/21
(120)
United States Treasury Ultra Bond Futures 13 USD 2,505 09/21 (53)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,322
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 450 USD 347 09/09/21 9
Bank of America AUD 510 USD 383 09/09/21 1
Bank of America AUD 21,428 USD 16,624 09/09/21 550
Bank of America EUR
1,123
USD 1,341 07/22/21 8
Bank of America EUR 1,296 USD 1,548 07/22/21 10
Bank of America NOK 2,931 USD 343 09/09/21 2
Bank of America NOK 3,266 USD 391 09/09/21 11
Bank of America NOK 138,066 USD 16,545 09/09/21 505
Bank of Montreal USD 3,771 NOK 31,200 09/15/21 (146)
Bank of Montreal SEK 33,800 USD 4,094 09/15/21 142
Bank of New York USD 3,784 NOK 31,200 09/15/21 (159)
Bank of New York SEK 33,800 USD 4,103 09/15/21 151
Citigroup USD 113 AUD 145 07/19/21 (4)
Citigroup USD 3,776 AUD 4,873 08/18/21 (121)
Citigroup USD 8 CAD 10 07/19/21 —
Citigroup USD 1,192 CAD 1,493 07/19/21 12
Citigroup USD 2,860 CAD 3,580 07/19/21 28
Citigroup USD 93 CLP 68,142 08/18/21 —
Citigroup USD 143 CLP 104,262 08/18/21 (1)
Citigroup USD 168 CLP 122,344 08/18/21 (2)
Citigroup USD 185 CLP 136,416 08/18/21 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 231 CLP 170,689 08/18/21 1
Citigroup USD 370 CLP 272,048 08/18/21 —
Citigroup USD 65 COP 242,710 08/18/21 (1)
Citigroup USD 110 COP 413,374 08/18/21 (1)
Citigroup USD 110 COP 414,064 08/18/21 —
Citigroup USD 110 COP 414,705 08/18/21 —
Citigroup USD 152 COP 564,363 08/18/21 (2)
Citigroup USD 164 COP 606,776 08/18/21 (2)
Citigroup USD 174 COP 652,626 08/18/21 —
Citigroup USD 199 COP 736,163 08/18/21 (3)
Citigroup USD 685 COP 2,582,423 08/18/21 2
Citigroup USD 690 COP 2,557,071 08/18/21 (10)
Citigroup USD 44 GBP 31 08/18/21 (1)
Citigroup USD 587 GBP 415 08/18/21 (13)
Citigroup USD 1,335 GBP 943 08/18/21 (31)
Citigroup USD 1,658 GBP 1,172 08/18/21 (36)
Citigroup USD 3,355 GBP 2,425 09/09/21 —
Citigroup USD 9,947 GBP 7,015 09/09/21 (242)
Citigroup USD 16,988 GBP 11,970 09/09/21 (428)
Citigroup USD 177 KRW 199,721 08/18/21 —
Citigroup USD 443 KRW 499,691 08/18/21 —
Citigroup USD 560 KRW 631,842 08/18/21 (1)
Citigroup USD 2,355 KRW 2,649,787 08/18/21 (10)
Citigroup USD 1,769 KZT 770,522 08/18/21 18
Citigroup USD 381 MXN 7,840 08/18/21 10
Citigroup USD 809 MXN 16,651 08/18/21 22
Citigroup USD 3,773 NOK 31,200 09/15/21 (148)
Citigroup USD 52 NZD 72 09/09/21 (2)
Citigroup USD 277 NZD 396 09/09/21 —
Citigroup USD 8,427 NZD 11,549 09/09/21 (356)
Citigroup USD 269 PHP 13,156 08/18/21 (1)
Citigroup USD 287 PHP 14,034 08/18/21 (1)
Citigroup USD 289 PHP 14,156 08/18/21 —
Citigroup USD 324 PHP 15,861 08/18/21 (1)
Citigroup USD 333 PHP 16,272 08/18/21 (1)
Citigroup USD 333 PHP 16,282 08/18/21 (1)
Citigroup USD 524 PHP 25,598 08/18/21 (2)
Citigroup USD 81 THB 2,514 08/18/21 (2)
Citigroup USD 321 THB 10,010 08/18/21 (9)
Citigroup USD 689 THB 21,487 08/18/21 (19)
Citigroup USD 689 THB 21,485 08/18/21 (19)
Citigroup USD 2,370 THB 74,308 08/18/21 (52)
Citigroup USD 2,380 THB 74,480 08/18/21 (57)
Citigroup USD 89 ZAR 1,215 08/18/21 (4)
Citigroup USD 417 ZAR 5,793 08/18/21 (13)
Citigroup USD 417 ZAR 5,798 08/18/21 (13)
Citigroup USD 488 ZAR 6,695 08/18/21 (22)
Citigroup USD 513 ZAR 7,020 08/18/21 (24)
Citigroup USD 525 ZAR 7,300 08/18/21 (17)
Citigroup USD 606 ZAR 8,383 08/18/21 (22)
Citigroup AUD 121 USD 91 08/18/21 —
Citigroup AUD 9,386 USD 7,287 08/18/21 247

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CAD 1,503 USD 1,197 07/19/21 (15)
Citigroup CAD 3,580 USD 2,860 07/19/21 (28)
Citigroup CHF 1,333 EUR 1,224 08/18/21 19
Citigroup CLP 80,416 USD 110 08/18/21 1
Citigroup CLP 109,792 USD 151 08/18/21 2
Citigroup CLP 114,866 USD 158 08/18/21 2
Citigroup CLP 133,531 USD 184 08/18/21 2
Citigroup CLP 408,558 USD 563 08/18/21 7
Citigroup CLP 429,939 USD 593 08/18/21 8
Citigroup CLP 443,497 USD 612 08/18/21 8
Citigroup COP 557,446 USD 151 08/18/21 3
Citigroup COP 1,746,219 USD 473 08/18/21 9
Citigroup COP 2,077,461 USD 565 08/18/21 13
Citigroup COP 5,327,124 USD 1,397 08/18/21 (19)
Citigroup EUR 980 GBP 839 08/18/21 (3)
Citigroup EUR 88 HUF 31,210 08/18/21 —
Citigroup EUR 88 HUF 31,126 08/18/21 —
Citigroup EUR 140 HUF 49,294 08/18/21 —
Citigroup EUR 173 HUF 60,916 08/18/21 —
Citigroup EUR 250 HUF 88,906 08/18/21 6
Citigroup EUR 391 HUF 137,980 08/18/21 3
Citigroup EUR 584 HUF 206,548 08/18/21 6
Citigroup EUR 1,000 NOK 10,282 08/18/21 15
Citigroup EUR 113 USD 138 08/18/21 4
Citigroup EUR 205 USD 248 08/18/21 5
Citigroup EUR 2,006 USD 2,400 08/18/21 20
Citigroup EUR 3,000 USD 3,612 08/18/21 51
Citigroup EUR 15,200 USD 18,380 08/18/21 339
Citigroup GBP 843 EUR 980 08/18/21 (6)
Citigroup GBP 807 USD 1,122 08/18/21 5
Citigroup GBP 837 USD 1,163 08/18/21 5
Citigroup GBP 918 USD 1,275 08/18/21 6
Citigroup HUF 87,546 EUR 250 08/18/21 3
Citigroup HUF 168,208 EUR 485 08/18/21 17
Citigroup HUF 172,193 EUR 495 08/18/21 14
Citigroup JPY 1,743,896 USD 15,975 08/18/21 272
Citigroup KRW 247,638 USD 219 08/18/21 —
Citigroup KRW 421,533 USD 373 08/18/21 —
Citigroup KRW 673,864 USD 597 08/18/21 1
Citigroup MXN 2,912 USD 145 07/19/21 (1)
Citigroup MXN 26,384 USD 1,320 08/18/21 4
Citigroup MXN 36,000 USD 1,790 08/18/21 (5)
Citigroup MXN 76,509 USD 3,737 08/18/21 (79)
Citigroup PHP 115,372 USD 2,384 08/18/21 30
Citigroup SEK 33,800 USD 4,096 09/15/21 144
Citigroup THB 6,358 USD 198 08/18/21 (1)
Citigroup THB 16,317 USD 523 08/18/21 14
Citigroup THB 17,152 USD 534 08/18/21 (1)
Citigroup THB 18,718 USD 599 08/18/21 15
Citigroup THB 26,538 USD 850 08/18/21 22
Citigroup THB 27,397 USD 878 08/18/21 24
Citigroup THB 29,387 USD 941 08/18/21 24

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup THB 30,836 USD 988 08/18/21 26
Citigroup THB 31,740 USD 989 08/18/21 (1)
Citigroup ZAR 1,869 USD 131 08/18/21 1
Citigroup ZAR 5,626 USD 394 08/18/21 2
Citigroup ZAR 6,155 USD 431 08/18/21 3
Citigroup ZAR 7,487 USD 524 08/18/21 2
Citigroup ZAR 10,343 USD 740 08/18/21 20
Citigroup ZAR 10,415 USD 722 08/18/21 (3)
Citigroup ZAR 21,656 USD 1,477 08/18/21 (31)
Commonwealth Bank of Australia SEK 566 USD 68 09/09/21 2
Commonwealth Bank of Australia SEK 1,743 USD 205 09/09/21 1
Commonwealth Bank of Australia SEK 69,777 USD 8,417 09/09/21 259
Goldman Sachs USD 219 BRL 1,155 07/19/21 13
Goldman Sachs USD 1,077 EUR 902 07/19/21 (7)
Goldman Sachs USD 220 RUB 16,415 07/19/21 4
Goldman Sachs EUR 8,817 USD 10,522 07/22/21 63
Goldman Sachs GBP 12,037 USD 16,768 07/22/21 117
JPMorgan Chase USD 370 EUR 303 07/19/21 (10)
JPMorgan Chase USD 460 MXN 9,350 07/19/21 8
JPMorgan Chase USD 3,771 NOK 31,200 09/15/21 (147)
JPMorgan Chase IDR 2,169,764 USD 150 07/19/21 1
JPMorgan Chase SEK 33,800 USD 4,094 09/15/21 142
Royal Bank of Canada USD 157 CAD 195 09/09/21 —
Royal Bank of Canada USD 25,664 CAD 30,997 09/09/21 (659)
Royal Bank of Canada USD 53 EUR 44 09/09/21 (1)
Royal Bank of Canada USD 4,512 EUR 3,784 09/09/21 (18)
Royal Bank of Canada USD 9,830 EUR 8,042 09/09/21 (281)
Royal Bank of Canada USD 3,788 NOK 31,200 09/15/21 (164)
Royal Bank of Canada CAD 20,739 USD 17,165 09/09/21 435
Royal Bank of Canada SEK 33,800 USD 4,106 09/15/21 154
State Street EUR 1,000 USD 1,192 07/22/21 6
UBS USD 41 CHF 37 09/09/21 (1)
UBS CHF 629 USD 684 09/09/21 3
UBS CHF 22,804 USD 25,463 09/09/21 772
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 1,405
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse EUR 2,500
Six Month
EURIBOR
(3)
-0.450%
(
4)
08/18/23
— — —
Credit Suisse EUR 2,500 0.450%
(4)
Six Month EURIBOR
(3)
08/18/23
— — —
Credit Suisse USD 16,300 Three Month LIBOR
(2)
0.297%
(3)
08/18/23
— 20 20
Credit Suisse NZD 21,200 NZD-BBR-Telerate
(2)
0.865%
(3)
08/18/23
— (5) (5)
Credit Suisse ZAR 38,300 Three Month JIBAR
(2)
4.515%
(2)
08/18/23
— 17 17
Credit Suisse ZAR 50,001 Three Month JIBAR
(2)
4.663%
(2)
08/18/23
— 12 12
Credit Suisse MXN 4,700 6.375%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
08/12/26
— (3) (3)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse EUR 900 0.229%
(4)
Six Month EURIBOR
(3)
08/18/26
— — —
Credit Suisse EUR 900
Six Month
EURIBOR
(3)
-0.229%
(4)
08/18/26
— — —
Credit Suisse USD 1,200 Three Month LIBOR
(2)
0.978%(3)
08/18/26
— 1 1
Credit Suisse MXN 10,600 6.839%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
08/06/31
— (8) (8)
Credit Suisse MXN 20,200 6.798%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
08/06/31
— (19) (19)
Credit Suisse AUD 4,250 Six Month BBSW
(3)
1.810%
(3)
08/18/31
— (63) (63)
Credit Suisse NZD 4,500 1.943%
(3)
NZD-BBR-Telerate
(2)
08/18/31
— 9 9
Credit Suisse CAD 5,000 2.020%
(3)
Canadian Dealer Offer
Rate
(3)
08/18/31
— 59 59
Credit Suisse USD 6,500 Three Month LIBOR
(2)
1.469%
(3)
08/18/31
— (16) (16)
Credit Suisse EUR 6,814 Six Month LIBOR
(3)
0.194%
(4)
08/18/31
— (61) (61)
Credit Suisse USD 9,206 Three Month LIBOR
(2)
1.645%
(3)
08/18/31
— (176) (176)
Credit Suisse EUR 170 Six Month LIBOR
(3)
0.432%
(4)
05/12/51
— 2 2
Credit Suisse USD 1,100 Three Month LIBOR
(2)
2.092%
(3)
08/18/51
— (90) (90)
Credit Suisse EUR 2,150
Six Month
EURIBOR
(3)
0.576%
(4)
08/18/51
— (69) (69)
Credit Suisse EUR 213
Six Month
EURIBOR
(3)
0.428%
(4)
06/10/71
— (7) (7)
Credit Suisse EUR 232
Six Month
EURIBOR
(3)
0.420%
(4)
06/10/71
— (7) (7)
Credit Suisse EUR 454
Six Month
EURIBOR
(3)
0.340%
(4)
06/10/71 — 8 8
Total Open Interest Rate Swap Contracts (å) — (396) (396)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums Paid/
(Received) $
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets
Index Goldman Sachs
Purchase
USD 20,300 (1.000%)
(2)
06/20/26
566 (42) 524
CDX NA Investment Grade
Index Bank of America Purchase USD 102,000 (1.000%)
(2)
06/20/26 (2,374) (237) (2,611)
Total Open Credit Indices Contracts (å) (1,808) (279) (2,087)
Sovereign Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums Paid/
(Received)   $
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Mexico Government
International Bond
Barclays
Purchase
0.938%
USD 1,974
(1.000%)
(2)
06/20/26
(6) — (6)
Mexico Government
International Bond
Morgan Stanley
Purchase
0.938%
USD 2,157
(1.000%)
(2)
06/20/26
17 (23) (6)
Russian Foreign Bond Morgan Stanley
Purchase
0.832%
USD 3,147
(1.000%)
(2)
06/20/26
2 (28) (26)
Total Open Sovereign Issues Contracts 13 (51) (38)
Total Open Credit Default Swap Contracts (å) (1,795) (330) (2,125)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 64,859 $ —
$ —
$ 64,859 6.3
Corporate Bonds and Notes — 209,623 —
—
209,623 20.4
International Debt — 154,576 —
—
154,576 15.1
Loan Agreements — 4,871 —
—
4,871 0.5
Mortgage-Backed Securities — 162,536 —
—
162,536 15.8
Municipal Bonds — 537 —
—
537 0.1
Non-US Bonds — 75,195 —
—
75,195 7.3
United States Government Treasuries — 181,027 —
—
181,027 17.6
Common Stocks
Technology — — —
—
— —
*
Preferred Stocks
Financial Services 238 — — — 238 —
*
Short-Term Investments — 44,049 — 108,347 152,396 14.9
Total Investments 238 897,273 — 108,347 1,005,858 98.0
Other Assets and Liabilities, Net
2.0
100.0

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 3,38 5 — — — 3,38 5 0.3
Foreign Currency Exchange Contracts — 4,886 — — 4,886 0.5
Interest Rate Swap Contracts — 128 — — 128 —
*
Credit Default Swap Contracts — 524 — — 524 0.1
A
Liabilities
Futures Contracts (1,06 3 ) — — — (1,06 3 ) (0.1)
Foreign Currency Exchange Contracts — (3,481) — — (3,481) (0.3)
Interest Rate Swap Contracts — (524) — — (524) (0.1)
Credit Default Swap Contracts — (2,649) — — (2,649) (0.3)
Total Other Financial Instruments
**
$ 2,322 $ (1,116) $ — $ — $ 1,206
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ...................................................................................
3,744
Argentina ................................................................................
1,078
Australia .................................................................................
8,604
Belgium ..................................................................................
487
Bermuda .................................................................................
9,444
Brazil ......................................................................................
2,327
Canada ....................................................................................
15,087
Cayman Islands .......................................................................
27,190
Chile .......................................................................................
3,649
China ......................................................................................
6,891
Colombia .................................................................................
2,929
Czech Republic .......................................................................
1,059
Denmark .................................................................................
1,890
Egypt ......................................................................................
3,693
Finland ...................................................................................
1,028

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Amounts in thousands
Country Exposure
Fair Value
$
France .....................................................................................
7,451
Germany .................................................................................
8,469
Hong Kong ..............................................................................
253
India .......................................................................................
1,580
Indonesia ................................................................................
511
Ireland ....................................................................................
16,896
Israel .......................................................................................
907
Italy ........................................................................................
6,639
Japan ......................................................................................
19,390
Kazakhstan .............................................................................
239
Kuwait ....................................................................................
727
Macao .....................................................................................
1,201
Malaysia ..................................................................................
838
Mexico ....................................................................................
12,074
Morocco ..................................................................................
404
Netherlands ............................................................................
5,272
Oman ......................................................................................
791
Panama ...................................................................................
1,123
Paraguay .................................................................................
233
Peru ........................................................................................
2,098
Qatar .......................................................................................
1,101
Romania ..................................................................................
2,241
Russia .....................................................................................
723
Saudi Arabia ...........................................................................
1,599
Singapore ................................................................................
202
South Africa ............................................................................
1,861
South Korea ............................................................................
806
Spain .......................................................................................
2,017
Switzerland .............................................................................
7,799
Thailand ..................................................................................
227
Togo ........................................................................................
1,240
Tunisia ....................................................................................
3,588
United Arab Emirates .............................................................
948
United Kingdom ......................................................................
31,696
United States ...........................................................................
772,883
Zambia ....................................................................................
731
Total Investments ....................................................................
1,005,858

See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 4,886 $ —
Variation margin on futures contracts* — — 3,385
Interest rate swap contracts, at fair value — — 128
Credit default swap contracts, at fair value 524 — —
Total
$ 524 $ 4,886 $ 3,513
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 1,063
Unrealized depreciation on foreign currency exchange contracts — 3,481 —
Interest rate swap contracts, at fair value — — 524
Credit default swap contracts, at fair value 2,649 — —
Total
$ 2,649 $ 3,481 $ 1,587
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (11,386)
Options written — — 211
Interest rate swap contracts — — 3,032
Credit default swap contracts (583) — —
Foreign currency exchange contracts — 786 —
Total
$ (583) $ 786 $ (8,143)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 3,343
Options written — — (11)
Interest rate swap contracts — — (1,632)
Credit default swap contracts (136) — —
Foreign currency exchange contracts — 2,120 —
Total
$ (136) $ 2,120 $ 1,700
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 4,886 $ — $ 4,886
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 128 — 128
Credit Default Swap Contracts Credit default swap contracts, at fair value 524 — 524
Total Financial and Derivative Assets
5,538 — 5,538
Financial and Derivative Assets not subject to a netting agreement
(652) — (652)
Total Financial and Derivative Assets subject to a netting agreement
$ 4,886 $ — $ 4,886
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,097 $ — $ — $ 1,097
Bank of Montreal
142 142 — —
Bank of New York
151 151 — —
Citigroup
1,517 664 — 853
Commonwealth Bank of Australia
261 — — 261
Goldman Sachs
197 7 — 190
JPMorgan Chase
151 151 — —
Royal Bank of Canada
589 589 — —
State Street
6 — 6 —
UBS
775 1 — 774
Total
$ 4,886 $ 1,705 $ 6 $ 3,175

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,481 $ — $ 3,481
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 524 — 524
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,649 — 2,649
Total Financial and Derivative Liabilities
6,654 — 6,654
Financial and Derivative Liabilities not subject to a netting agreement
(3,135) — (3,135)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,519 $ — $ 3,519
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 146 $ 142 $ — $ 4
Bank of New York 159 151 — 8
Barclays 6 — 6 —
Citigroup 1,888 664 1,040 184
Goldman Sachs 7 7 — —
JPMorgan Chase 157 151 — 6
Morgan Stanley 32 — — 32
Royal Bank of Canada 1,123 589 — 534
UBS 1 1 — —
Total
$ 3,519 $ 1,705 $ 1,046 $ 768
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 993,882
Investments, at fair value(>) ...........................................................................................................................................................
1,005,858
Foreign currency holdings(^) ......................................................................................................................................................... 8,403
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,886
Receivables:
Dividends and interest ....................................................................................................................................................... 5,045
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 2,880
Fund shares sold ................................................................................................................................................................ 14
From broker(a)(b)(c) ........................................................................................................................................................... 15,459
Variation margin on futures contracts ................................................................................................................................. 2,331

Total assets .................................................................................................................................................
1,045,537
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 2,802
Due to broker (d)(e) ............................................................................................................................................................ 164
Investments purchased ...................................................................................................................................................... 8,468
Fund shares redeemed ....................................................................................................................................................... 434
Accrued fees to affiliates .................................................................................................................................................... 510
Other accrued expenses ..................................................................................................................................................... 348
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 3,481
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 524
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,649
Total liabilities .............................................................................................................................................
19,380
Net Assets ............................................................................................................................................................
$ 1,026,157

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 14,463
Shares of beneficial interest ...........................................................................................................................................................
96 5
Additional paid-in capital ..............................................................................................................................................................
1,010,7 29
Net Assets ............................................................................................................................................................
$ 1,026,157
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.64
Net assets ............................................................................................................................................................................... $ 1,026,156,972
Shares outstanding ($.01 par value) ....................................................................................................................................... 96,456,522
Amounts in thousands
(^)     Foreign currency holdings - cost $ 8,446
(•)     Interest rate swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ (1,795)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 108,347
(a)     Receivable from Broker for Futures $ 6,219
(b)     Receivable from Broker for Swaps $ 6,990
(c)     Receivable from Broker for Forwards $ 2,250
(d)     Due to Broker for Futures $ 34
(e)     Due to Broker for Swaps $ 130
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 30
Interest .............................................................................................................................................................................. 9,651
Total investment income ...............................................................................................................................................................
9,681
Expenses
Advisory fees .................................................................................................................................................................... 2,603
Administrative fees ........................................................................................................................................................... 237
Custodian fees ................................................................................................................................................................... 121
Transfer agent fees ............................................................................................................................................................ 21
Professional fees ............................................................................................................................................................... 88
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ...................................................................................................................................................................... 59
Miscellaneous ................................................................................................................................................................... 12
Total expenses ...............................................................................................................................................................................
3,159
Net investment income (loss) ........................................................................................................................................................
6,522
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 9,403
Investments in affiliated funds .......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (11,386)
Options written ................................................................................................................................................................. 211
Foreign currency exchange contracts ................................................................................................................................ 786
Interest rate swap contracts ............................................................................................................................................... 3,032
Credit default swap contracts ............................................................................................................................................ (583)
Foreign currency-related transactions ............................................................................................................................... 355
Net realized gain (loss) ..................................................................................................................................................................
1,812
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (23,022)
Investments in affiliated funds .......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 3,343
Options written ................................................................................................................................................................. (11)
Foreign currency exchange contracts ................................................................................................................................ 2,120
Interest rate swap contracts ............................................................................................................................................... (1,632)
Credit default swap contracts ............................................................................................................................................ (136)
Foreign currency-related transactions ............................................................................................................................... (299)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (19,631)
Net realized and unrealized gain (loss) ......................................................................................................................................... (17,819)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (11,297)

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,522 $ 16,317
Net realized gain (loss) ...................................................................................................................... 1,812 36,454
Net change in unrealized appreciation (depreciation) ....................................................................... (19,631) 17,695
Net increase (decrease) in net assets from operations ............................................................................. (11,297) 70,466
Distributions
To shareholders ................................................................................................................................. (8,022) (45,663)
Net decrease in net assets from distributions .......................................................................................... (8,022) (45,663)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 128,307 (25,404)
Total Net Increase (Decrease) in Net Assets ..........................................................................
108,988 (601)
Net Assets
Beginning of period .................................................................................................................................
917,169 917,770
End of period ..........................................................................................................................................
$ 1,026,157 $ 917,169
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 12,986 $ 136,901 4,785 $ 52,480
Proceeds from reinvestment of distributions 758 8,022 4,221 45,66 3
Payments for shares redeemed (1,573) (16,616) (11,662) (123,54 7 )
Total increase (decrease)
12,171 $ 128,307 (2,656) $ (25,404)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2021(1) 10.88 .07 (.22) (.15) (.03) (.06)
December 31, 2020 10.56 .20 .68 .88 (.20) (.36)
December 31, 2019 10.07 .27 .65 .92 (.29) (.14)
December 31, 2018 10.37 .25 (.34) (.09) (.21) —
December 31, 2017 10.12 .20 .19 .39 (.14) —
December 31, 2016 10.27 .18 .14 .32 (.17) (.30)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d )
(.09) 10.64 (1.34) 1,026,157 .67 .67 1.38 69
(.56) 10.88 8.43 917,169 .69 .69 1.85 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96
(.14) 10.37 3.86 907,367 .67 .66 1.89 143
(.47) 10.12 3.10 850,722 .67 .65 1.72 262

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 461,792
Administration fees 41,981
Transfer agent fees 3,695
Trustee fees 3,022
$ 510,490
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 83,168 $ 654,427 $ 629,248 $ (6) $ 6 $ 108,347 $ 30 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 999,274,314 $ 13,185,262 $ (5,361,799) $ 7,823,463

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
Global Real Estate Securities Fund 117
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 1,159 .40 $ 1,020 .33
Expenses Paid During Period* $ 4 .82 $ 4 .51
* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.5%
Australia - 3.9%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 652,418 7,546
Goodman Group(ö) 126,205 1,994
GPT Group (The)(ö) 1,404,214 5,142
Growthpoint Properties Australia, Ltd.(ö) 967,025 2,953
Mirvac Group(ö) 6,328,280 13,795
Scentre Group(ö) 1,909,452 3,905
Vicinity Centres(Æ)(ö) 3,168,493 3,656
Waypoint REIT, Ltd.(Æ)(ö) 1,237,255 2,422
41,413
Belgium - 1.1%
Aedifica(ö) 51,320 6,764
VGP NV 13,354 2,631
Warehouses De Pauw CVA(ö) 58,592 2,237
11,632
Canada - 2.0%
Allied Properties Real Estate Investment
Trust(ö) 58,045 2,109
Canadian Apartment Properties(ö) 186,246 8,733
Granite Real Estate Investment Trust(ö) 48,520 3,228
RioCan Real Estate Investment
Trust(Ñ)(ö) 435,584 7,759
21,829
China - 0.3%
ESR Cayman, Ltd.(Æ)(Þ) 466,800 1,575
GDS Holdings, Ltd. - ADR(Æ) 19,492 1,530
3,105
France - 1.7%
ARGAN SA(ö) 17,521 2,138
Gecina SA(ö) 45,316 6,944
ICADE(ö) 44,671 3,846
Klepierre SA - GDR(ö) 212,484 5,478
18,406
Germany - 5.0%
alstria office REIT-AG(ö) 362,909 6,710
Deutsche Wohnen SE 127,838 7,826
Instone Real Estate Group AG(Þ) 117,147 3,528
LEG Immobilien AG 21,472 3,094
VIB Vermoegen AG(Æ) 8,467 359
Vonovia SE 506,497 32,775
54,292
Hong Kong - 5.3%
CK Asset Holdings, Ltd. 2,123,000 14,656
Hang Lung Properties, Ltd. - ADR 128,000 311
Hysan Development Co., Ltd. 710,000 2,830
Link Real Estate Investment Trust(ö) 1,444,200 13,973
New World Development Co., Ltd. 735,000 3,820
Sands China, Ltd.(Æ) 599,200 2,524
Sun Hung Kai Properties, Ltd. 718,500 10,707
SUNeVision Holdings, Ltd. 560,000 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swire Properties, Ltd. 724,200 2,159
Wharf Holdings, Ltd. (The) 272,000 1,037
Wharf Real Estate Investment Co., Ltd. 746,000 4,338
56,928
Japan - 10.7%
Activia Properties, Inc.(ö) 2,254 10,674
Daibiru Corp. 310,000 3,910
Global One Real Estate Investment
Corp.(ö) 3,321 3,747
GLP J-REIT(Æ)(ö) 3,266 5,635
Hulic REIT, Inc.(ö) 3,164 5,328
Invincible Investment Corp.(ö) 8,434 3,250
Japan Prime Realty Investment Corp.(ö) 189 740
Japan Retail Fund Investment Corp.(ö) 4,924 5,335
Kenedix Residential Next Investment
Corp.(ö) 1,041 2,250
Kenedix Retail REIT Corp.(ö) 1,970 5,328
LaSalle Logiport REIT(ö) 1,913 3,236
Mitsubishi Estate Co., Ltd. 857,200 13,857
Mitsui Fudosan Co., Ltd. 901,500 20,871
Mitsui Fudosan Logistics Park, Inc.(ö) 534 2,846
MORI Trust Hotel REIT, Inc.(ö) 3,916 4,960
MORI Trust Sogo REIT, Inc.(ö) 2,964 4,196
Nippon Building Fund, Inc.(ö) 747 4,659
Nippon REIT Investment Corp.(ö) 219 900
Orix JREIT, Inc.(ö) 1,650 3,175
Tokyu Fudosan Holdings Corp. 1,099,200 6,607
United Urban Investment Corp.(ö) 2,159 3,122
114,626
Netherlands - 1.2%
CTP NV(Æ)(Þ) 117,161 2,362
Unibail-Rodamco-Westfield(Æ)(ö) 126,827 10,985
13,347
Singapore - 2.8%
CapitaLand Mall Trust Class A(ö) 2,908,128 4,519
CapitaLand, Ltd. 2,740,700 7,571
City Developments, Ltd. 745,500 4,047
Keppel DC REIT(Æ)(ö) 817,300 1,515
Keppel REIT(Æ)(ö) 3,420,600 3,002
Mapletree Greater China Commercial
Trust(Æ)(ö) 1,969,000 1,521
Mapletree Industrial Trust(Æ)(ö) 234,000 493
Mapletree Logistics Trust(Æ)(ö) 1,694,400 2,587
Parkway Life Real Estate Investment
Trust(Æ)(ö) 995,555 3,399
Suntec Real Estate Investment Trust(Æ)
(ö) 1,678,500 1,826
30,480
Spain - 0.6%
Arima Real Estate Socimi SA(Æ)(ö) 140,207 1,518
Inmobiliaria Colonial Socimi SA(ö) 330,755 3,338

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neinor Homes SA(Æ)(Þ) 81,495 1,098
5,954
Sweden - 2.7%
Castellum AB 378,050 9,623
Catena AB 41,220 2,207
Fabege AB 319,823 5,132
Fastighets AB Balder Class B(Æ) 156,397 9,815
Wihlborgs Fastigheter AB 94,757 2,053
28,830
United Kingdom - 5.2%
Assura PLC(ö) 4,176,617 4,267
Big Yellow Group PLC(ö) 171,111 3,095
British Land Co. PLC (The)(ö) 1,845,427 12,654
Derwent London PLC(ö) 66,187 3,029
Grainger PLC 943,552 3,722
LondonMetric Property PLC(ö) 905,495 2,900
PRS REIT PLC (The)(ö) 832,870 1,175
Safestore Holdings PLC(ö) 299,450 3,925
Segro PLC(ö) 807,996 12,242
Tritax EuroBox PLC(Þ) 1,227,120 1,828
UNITE Group PLC (The)(ö) 282,755 4,197
Workspace Group PLC(ö) 246,976 2,850
55,884
United States – 55.0%
Agree Realty Corp.(ö) 117,800 8,304
Alexander & Baldwin, Inc. 21,024 385
Alexandria Real Estate Equities, Inc.(ö) 12,551 2,283
American Homes 4 Rent Class A(ö) 292,468 11,362
Americold Realty Trust(ö) 167,492 6,340
Apartment Income REIT Corp.(ö) 303,250 14,383
Apple Hospitality REIT, Inc.(ö) 339,603 5,182
AvalonBay Communities, Inc.(ö) 90,003 18,783
Boston Properties, Inc.(ö) 135,215 15,494
Boyd Gaming Corp.(Æ) 71,689 4,408
Caesars Entertainment, Inc.(Æ) 22,614 2,346
CoreSite Realty Corp. Class A(ö) 28,537 3,841
Crown Castle International Corp.(ö) 2,478 483
CyrusOne, Inc.(ö) 149,317 10,679
Digital Realty Trust, Inc.(ö) 51,868 7,804
Duke Realty Corp.(ö) 225,805 10,692
EastGroup Properties, Inc.(ö) 60,659 9,975
Empire State Realty Trust, Inc. Class
A(ö) 544,487 6,534
EPR Properties(ö) 79,305 4,178
Equinix, Inc.(Æ)(ö) 19,907 15,977
Equity Residential(ö) 193,876 14,928
Essential Properties Realty Trust, Inc.(ö) 328,841 8,892
Essex Property Trust, Inc.(ö) 40,253 12,076
Extra Space Storage, Inc.(ö) 174,650 28,612
Healthcare Trust of America, Inc. Class
A(ö) 140,989 3,764
Healthpeak Properties, Inc.(ö) 431,539 14,366
Highwoods Properties, Inc.(ö) 99,690 4,503
Host Hotels & Resorts, Inc.(Æ)(ö) 563,399 9,628
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Howard Hughes Corp. (The)(Æ) 16,319 1,590
Independence Realty Trust, Inc.(ö) 71,675 1,307
Invitation Homes, Inc.(ö) 180,248 6,721
Jones Lang LaSalle, Inc.(Æ) 26,145 5,110
Kimco Realty Corp.(ö) 766,977 15,991
Life Storage, Inc.(Æ)(ö) 113,443 12,178
Medical Properties Trust, Inc.(ö) 539,224 10,838
MGM Growth Properties LLC Class A(ö) 87,414 3,201
Mid-America Apartment Communities,
Inc.(ö) 80,530 13,563
NetSTREIT Corp.(ö) 80,112 1,847
Omega Healthcare Investors, Inc.(ö) 19,550 709
Park Hotels & Resorts, Inc.(Æ)(ö) 329,706 6,795
Prologis, Inc.(ö) 430,275 51,432
Public Storage(ö) 76,840 23,106
Retail Properties of America, Inc. Class
A(ö) 577,086 6,608
Rexford Industrial Realty, Inc.(ö) 141,387 8,052
Ryman Hospitality Properties, Inc.(Æ)(ö) 57,447 4,536
Sabra Health Care REIT, Inc.(ö) 21,617 393
Simon Property Group, LP(ö) 277,596 36,222
SL Green Realty Corp. (Ñ)(ö) 115,968 9,277
STORE Capital Corp.(ö) 95,039 3,280
Sun Communities, Inc.(ö) 122,844 21,056
UDR, Inc.(ö) 307,476 15,060
Ventas, Inc.(ö) 344,829 19,690
VEREIT, Inc.(ö) 260,469 11,963
VICI Properties, Inc.(ö) 441,022 13,681
Weingarten Realty Investors(ö) 119,789 3,842
Welltower, Inc.(ö) 282,843 23,505
Weyerhaeuser Co.(ö) 73,125 2,517
590,272
Total Common Stocks
(cost $783,093) 1,046,998
Short-Term Investments - 1.7%
United States - 1.7%
U.S. Cash Management Fund(@) 18,924,721 (∞) 18,921
Total Short-Term Investments
(cost $18,921) 18,921
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,773,025 (∞) 1,773
Total Other Securities
(cost $1,773) 1,773
Total Investments - 99.4%
(identified cost $803,787) 1,067,692
Other Assets and Liabilities, Net
- 0.6%
6,334
Net Assets - 100.0%
1,074,026

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
120 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
CTP NV 04/06/21 EUR 117,161 18.83 2,207
2,362
ESR Cayman, Ltd. 11/20/19 HKD 466,800 2.16 1,010
1,575
Instone Real Estate Group AG 03/28/19 EUR 117,147 23.35 2,736
3,528
Neinor Homes SA 05/31/21 EUR 81,495 13.41 1,093
1,098
Tritax EuroBox PLC 07/04/18 GBP 1,227,120 1.29 1,730 1,828
10,391
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 315 USD 12,502 09/21
(314)
FTSE/EPRA Europe Index Futures 159 EUR 3,667 09/21
(175)
Hang Seng Index Futures 7 HKD 10,021 07/21
(14)
MSCI Singapore Index Futures 33 SGD 1,173 07/21
3
S&P/TSX 60 Index Futures 3 CAD 722 09/21
4
SPI 200 Index Futures 5 AUD 903 09/21
(6)
TOPIX Index Futures 14 JPY 272,019 09/21 (22)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (524)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America
AUD 453
USD 340 09/15/21 1
Bank of America
EUR 50
USD 60 07/01/21 —
Bank of America
EUR 80
USD 94 07/02/21 —
Bank of America
EUR 211
USD 256 09/15/21 5
Bank of America
EUR 330
USD 393 09/15/21 2
Bank of America
EUR 806
USD 961 09/15/21 4
Bank of America
HKD 1,716
USD 221 07/02/21 —
Bank of America
HKD 2,948
USD 380 09/15/21 —
Bank of America
HKD 4,142
USD 534 09/15/21 —
Bank of America
JPY 65,696
USD 594 07/01/21 2
Bank of America
JPY 35,862
USD 325 09/15/21 2
Bank of America
JPY 82,848
USD 750 09/15/21 4
Bank of America
SGD 419
USD 311 07/01/21 —
Bank of America
SGD 291
USD 216 09/15/21 —
Bank of New York
USD 350
AUD 451 09/15/21 (12)
Bank of New York
USD 240
CAD 290 09/15/21 (6)
Bank of New York
USD 1,593
EUR 1,302 09/15/21 (46)
Bank of New York
USD 559
HKD 4,335 09/15/21 —
Bank of New York
USD 944
JPY 103,076 09/15/21 (16)
Bank of New York
USD 299
SGD 395 09/15/21 (5)
JPMorgan Chase
USD 349
AUD 451 09/15/21 (10)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 121
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase
USD 240
CAD 290 09/15/21 (6)
JPMorgan Chase
USD 1,589
EUR 1,302 09/15/21 (44)
JPMorgan Chase
USD 559
HKD 4,335 09/15/21 —
JPMorgan Chase
USD 941
JPY 103,076 09/15/21 (13)
JPMorgan Chase
USD 298
SGD 395 09/15/21 (4)
Royal Bank of Canada
USD 350
AUD 451 09/15/21 (12)
Royal Bank of Canada
USD 240
CAD 290 09/15/21 (6)
Royal Bank of Canada
USD 1,382
EUR 1,138 09/15/21 (30)
Royal Bank of Canada
USD 1,593
EUR 1,302 09/15/21 (49)
Royal Bank of Canada
USD 553
HKD 4,291 09/15/21 —
Royal Bank of Canada
USD 559
HKD 4,335 09/15/21 —
Royal Bank of Canada
USD 750
JPY 82,462 09/15/21 (7)
Royal Bank of Canada
USD 944
JPY 103,076 09/15/21 (16)
Royal Bank of Canada
USD 222
SGD 295 09/15/21 (3)
Royal Bank of Canada
USD 299
SGD 395 09/15/21 (5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (270)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 41,413 $ —
$ —
$ 41,413 3 .9
Belgium — 11,632 —
—
11,632 1 .1
Canada 21,829 — —
—
21,829 2 .0
China 1,530 1,575 —
—
3,105 0 .3
France — 18,406 —
—
18,406 1 .7
Germany — 54,292 —
—
54,292 5 .0
Hong Kong — 56,928 —
—
56,928 5 .3
Japan — 114,626 —
—
114,626 10 .7
Netherlands — 13,347 —
—
13,347 1 .2
Singapore — 30,480 —
—
30,480 2 .8
Spain — 5,954 —
—
5,954 0 .6
Sweden — 28,830 —
—
28,830 2 .7
United Kingdom — 55,884 —
—
55,884 5 .2
United States 590,272 — —
—
590,272 55 .0
Short-Term Investments — — — 18,921 18,921 1 .7
Other Securities — — — 1,773 1,773 0 .2
Total Investments 613,631 433,367 — 20,694 1,067,692 99 .4
Other Assets and Liabilities, Net
0 .6
100 .0

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
122 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 7 — — — 7 — *
Foreign Currency Exchange Contracts 2 18 — — 20 — *
A
Liabilities
Futures Contracts (531) — — — (531) (—) *
Foreign Currency Exchange Contracts — (290) — — (290) (—) *
Total Other Financial Instruments
**
$ (522) $ (272) $ — $ — $ (794)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2021, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2021, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
265,029
Healthcare ..............................................................................
80,931
Industrial ................................................................................
123,611
Internet Services & Infrastructure ...........................................
41,920
Lodging/Resorts ......................................................................
57,988
Office ......................................................................................
77,442
Residential ..............................................................................
191,036
Retail ......................................................................................
138,128
Self Storage .............................................................................
70,913
Short-Term Investments ..........................................................
18,921
Other Securities ......................................................................
1,773
Total Investments .................................................................... 1,067,692

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 123
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 20
Variation margin on futures contracts* 7 —
Total
$ 7 $ 2 0
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 531 $ —
Unrealized depreciation on foreign currency exchange contracts — 290
Total
$ 531 $ 290
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,979 $ —
Foreign currency exchange contracts — (121)
Total
$ 4,979 $ (121)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,169) $ —
Foreign currency exchange contracts — (362)
Total
$ (1,169) $ (362)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
124 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,715 $ — $ 1,715
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 20 — 20
Total Financial and Derivative Assets
1,735 — 1,735
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,733 $ — $ 1,733
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 18 $ — $ — $ 18
Barclays
427 — 427 —
HSBC
1,288 — 1,288 —
Total
$ 1,733 $ — $ 1,715 $ 18

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 125
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 290 $ — $ 290
Total Financial and Derivative Liabilities
290 — 290
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 290 $ — $ 290
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 86 $ — $ — $ 86
JPMorgan Chase 77 — — 77
Royal Bank of Canada 127 — — 127
Total
$ 290 $ — $ — $ 290
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
126 Global Real Estate Securities Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 803,787
Investments, at fair value(*)(>) ......................................................................................................................................................
1,067,692
Foreign currency holdings(^) ......................................................................................................................................................... 3,450
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 20
Receivables:
Dividends and interest ....................................................................................................................................................... 3,030
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 1,429
Fund shares sold ................................................................................................................................................................ 63
Foreign capital gains taxes recoverable ............................................................................................................................. 215
From broker(a) ................................................................................................................................................................... 2,056
Prepaid expenses ........................................................................................................................................................................... 5
Total assets .................................................................................................................................................
1,077,961
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 152
Fund shares redeemed ....................................................................................................................................................... 194
Accrued fees to affiliates .................................................................................................................................................... 770
Other accrued expenses ..................................................................................................................................................... 234
Variation margin on futures contracts ................................................................................................................................. 522
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 290
Payable upon return of securities loaned ....................................................................................................................................... 1,773
Total liabilities .............................................................................................................................................
3,935
Net Assets ............................................................................................................................................................
$ 1,074,026

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 127
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 197,876
Shares of beneficial interest ...........................................................................................................................................................
658
Additional paid-in capital ..............................................................................................................................................................
875,492
Net Assets ............................................................................................................................................................
$ 1,074,026
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 16.32
Net assets ............................................................................................................................................................................... $ 1,074,025,834
Shares outstanding ($.01 par value) ....................................................................................................................................... 65,797,408
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,465
(*)     Securities on loan included in investments $ 1,715
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 20,694
(a)     Receivable from Broker for Futures $ 2,056
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
128 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 13, 516
Dividends from affiliated funds ......................................................................................................................................... 7
Securities lending income (net) ......................................................................................................................................... 22
Less foreign taxes withheld ............................................................................................................................................... (619)
Total investment income ...............................................................................................................................................................
12,926
Expenses
Advisory fees .................................................................................................................................................................... 3,983
Administrative fees ........................................................................................................................................................... 249
Custodian fees ................................................................................................................................................................... 84
Transfer agent fees ............................................................................................................................................................ 22
Professional fees ............................................................................................................................................................... 73
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ...................................................................................................................................................................... 58
Miscellaneous ................................................................................................................................................................... 14
Total expenses ...............................................................................................................................................................................
4,500
Net investment income (loss) ........................................................................................................................................................
8,426
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 44,820
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 4,979
Foreign currency exchange contracts ................................................................................................................................ (121)
Net realized gain (loss) ..................................................................................................................................................................
49,677
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 92,729
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (1,169)
Foreign currency exchange contracts ................................................................................................................................ (362)
Foreign currency-related transactions ............................................................................................................................... (94)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 91,105
Net realized and unrealized gain (loss) ......................................................................................................................................... 140,782
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 149,208

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 129
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,426 $ 16,391
Net realized gain (loss) ...................................................................................................................... 49,677 (62,984)
Net change in unrealized appreciation (depreciation) ....................................................................... 91,105 5,324
Net increase (decrease) in net assets from operations ............................................................................. 149,208 (41,269)
Distributions
To shareholders ................................................................................................................................. (19,777) (12,976)
Net decrease in net assets from distributions .......................................................................................... (19,777) (12,976)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 11,954 35,599
Total Net Increase (Decrease) in Net Assets ..........................................................................
141,385 (18,646)
Net Assets
Beginning of period .................................................................................................................................
932,641 951,287
End of period ..........................................................................................................................................
$ 1,074,026 $ 932,641
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 1,743 $ 26,706 4,515 $ 54,861
Proceeds from reinvestment of distributions 1,353 19, 777 1,029 12, 976
Payments for shares redeemed (2,210) (34, 529 ) (2,411) (32, 238 )
Total increase (decrease)
886 $ 11,954 3,133 $ 35,599

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
130 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
June 30, 2021(1) 14.37 .13 2.12 2.25 (.30) — —
December 31, 2020 15.40 .26 (1.09) (.83) (.20) — —
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02) —
December 31, 2017 14.00 .29 1.34 1.63 (.54) (.28) —
December 31, 2016 14.71 .31 .13 .44 (.57) (.46) (.12)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 131
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.30) 16.32 15.94 1,074,026 .90 .90 1.69 32
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78
(.82) 14.81 11.80 899,454 .92 .92 2.09 84
(1.15) 14.00 3.02 800,818 .94 .94 2.06 91

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
132 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 720,494
Administration fees 45,031
Transfer agent fees 3,964
Trustee fees 309
$ 769,798
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 27,522 $ 91,020 $ 99,621 $ (1) $ 1 $ 18,921 $ 7 $ —
U.S. Cash Collateral Fund — 61,396 59,623 — — 1,773 1 —
$ 27,522 $ 152,416 $ 159,244 $ (1) $ 1 $ 20,694 $ 8 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 861,994,220 $ 207,376,267 $ (2,471,731) $ 204,904,536

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2021 (Unaudited)
Notes to Schedules of Investments 133
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Note 2.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements .
(Œ) Unfunded loan agreement.
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR - Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI - Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2021 (Unaudited)
134 Notes to Schedules of Investments
Foreign Currency Abbreviations:
HIBOR - Hong Kong Interbank Offer Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR - Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI - West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2021 (Unaudited)
Notes to Financial Highlights 135
(1) For the period ended June 30, 2021 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) Periods less than one year are not annualized.
(e) Periods less than one year are annualized.
(f) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(g) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.
Fund
Impact of the fee reimbursement on
gross and net expense ratios
U.S. Strategic Equity Fund 0.01%
U.S. Small Cap Equity Fund 0.01%
International Developed Markets Fund 0.05%

Russell Investment Funds
Notes to Financial Statements — June 30, 2021 (Unaudited)
136 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a "Fund" and collectively the "Funds").
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended June 30, 2021.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 137
exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
138 Notes to Financial Statements
are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and Global Real Estate Securities Funds had no transfers into or out of Level 3 for the period ended June 30, 2021.
The International Developed Markets Fund had transfers out of Level 3 into Level 1 representing financial instruments for which quoted prices in an active market became available. The amount transferred was $22,520.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the period.
The significant unobservable input used in the fair value measurement of certain Funds' preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 139
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds' debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each period, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
140 Notes to Financial Statements
tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At June 30, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2018 through December 31, 2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 141
the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June
30, 2021. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations. The Strategic Bond Fund had a deferred capital gains tax liability of $0 as of June 30,
2021. The Strategic Bond Fund has $17,066 included in net realized gain (loss) on investments in the Statements of Operations related to capital gains taxes for the period ended June 30, 2021.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
142 Notes to Financial Statements
date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended June 30, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("FX contracts"). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2021 June 30, 2021
International Developed Markets Fund $ 100,891,697 $ 81,561,866
Strategic Bond Fund 227,444,833 364,501,179
Global Real Estate Securities Fund 25,351,016 20,265,175
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2021 June 30, 2021
International Developed Markets Fund $ 100,015,944 $ 79,844,725
Strategic Bond Fund 228,109,913 364,772,651
Global Real Estate Securities Fund 25,181,539 19,986,772

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 143
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2021, the Strategic Bond Fund purchased/sold options primarily for return enhancement and hedging.
The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in
Notional of Options Contracts Outstanding
Funds March 31, 2021 June 30, 2021
Strategic Bond Fund $ 24,055,000 $ —
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2021 June 30, 2021
U.S. Strategic Equity Fund $ 7,339,690 $ 14,581,240
U.S. Small Cap Equity Fund 8,223,250 10,962,050
International Developed Markets Fund 131,874,203 121,419,108
Strategic Bond Fund 754,026,578 605,427,669
Global Real Estate Securities Fund 26,446,737 22,720,625

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
144 Notes to Financial Statements
exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 145
agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2021, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
146 Notes to Financial Statements
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2021, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2021, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2021, there were no currency swaps held in the Funds.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types,
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2021 June 30, 2021
Strategic Bond Fund $ 68,763,000 $ 129,278,000
Interest Rate Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2021 June 30, 2021
Strategic Bond Fund $ 117,377,952 $ 87,418,717

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 147
they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

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148 Notes to Financial Statements
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Fund typically expects to collateralize short sale transactions through the Fund's respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Fund may also deliver cash to
State Street for the purposes of collateralizing its short sales transactions or "memo pledge" securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in the Fund's custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund's cash collateral, a risk which would increase with any decline in State Street's credit profile. However, the impact of State Street's failure to return a security lent to it by a Fund, or failure to return a Fund's cash collateral, would be mitigated by the Fund's right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal
Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund's prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of June 30, 2021, the market value of the securities on loan through the reciprocal lending program for U.S. Small Cap Equity
Fund was $10,063,219.
As of June 30, 2021, the U.S. Small Cap Equity Fund held $14,365,545 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each
Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.currency),
U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of June 30, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and Liabilities along with the related obligation to return the collateral.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 149
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).

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150 Notes to Financial Statements
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit

Russell Investment Funds
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Notes to Financial Statements 151
enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities

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152 Notes to Financial Statements
are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of June 30, 2021, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities

Russell Investment Funds
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Notes to Financial Statements 153
and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Investment Transactions
Securities
During the period ended June 30, 2021, purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Purchases and sales of U.S. government and agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments. In addition, all or a portion of the collateral received
Purchases Sales
U.S. Strategic Equity Fund $ 124,623,564 $ 149,423,631
U.S. Small Cap Equity Fund 175,827,612 206,323,082
International Developed Markets Fund 42,893,374 96,658,951
Strategic Bond Fund 444,611,713 333,870,000
Global Real Estate Securities Fund 327,520,167 314,380,754
Purchases Sales
Strategic Bond Fund $ 294,127,758 $ 245,909,742

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154 Notes to Financial Statements
from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2021:
There were no contractual waivers for the Funds during the period.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2021 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute
Annual Rate
Funds Advisory (%) Administration (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Advisory Administrative
U.S. Strategic Equity Fund
$ 2,116,829 $ 144,988
U.S. Small Cap Equity Fund
1,145,625 63,646
International Developed Markets Fund
1,781,750 98,986
Strategic Bond Fund
2,603,426 236,675
Global Real Estate Securities Fund
3,983,479 248,967
Amount
U.S. Strategic Equity Fund
$ 12,759
U.S. Small Cap Equity Fund
5,601
International Developed Markets Fund
8,711
Strategic Bond Fund
20,827
Global Real Estate Securities Fund
21,909

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 155
money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
During the period ended June 30, 2021, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 31 funds and RIF, which has nine funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended June 30, 2021, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$928,870.
5. Federal Income Taxes
At June 30, 2021, the Funds did not have any capital loss carryforwards.
6. Record Ownership
At June 30, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended June 30, 2021, the Funds had no unfunded loan commitments.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On July 1, 2021, the Board declared dividends payable from net investments income. Dividends were paid on July 6, 2021 to shareholders of record effective with the opening on July 2, 2021.
# of Shareholders %
U.S. Strategic Equity Fund
2 77.8
U.S. Small Cap Equity Fund
2 83.8
International Developed Markets Fund
2 80.9
Strategic Bond Fund
1 69.4
Global Real Estate Securities Fund
2 88.6

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2021 (Unaudited)
156 Affiliated Brokerage Transactions
As stated in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended June 30, 2021 were as follows:
Fund Name Amount
U.S. Strategic Equity Fund $ 9,574
U.S. Small Cap Equity Fund 34,135
International Developed Markets Fund 30,175
Global Real Estate Securities Fund 64,880

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
Basis for Approval of Investment Advisory Agreement 157
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, which is currently comprised entirely of
Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May
21, 2021 (the “Agreement Evaluation Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During
the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the
Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIM (and its affiliates)
and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2)
information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the
Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense
Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the
Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money
Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
On April 26, 2021, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 27, 2021 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel, and the Chief Executive Officer
and Chief Financial Officer of RIM’s parent company were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the Funds’
management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement Evaluation Information. On May
11, 2021, the Board Chair met by conference telephone call with representatives of management to further discuss the additional
Agreement Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto. Certain additional
Agreement Evaluation Information requested at the Agreement Information Review Meeting and by the Board Chair following the
Agreement Information Review Meeting was provided to the Board on May 7, 2021. On May 12, 2021, the Trustees met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information provided to date. After May 12, 2021, the Board
Chair engaged in discussions with representatives of management regarding the Board’s requests relating to the additional Agreement
Evaluation Information. On May 18, 2021, the Board was provided with updated information in response to the additional Agreement
Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund
Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement
Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board prior to

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
158 Basis for Approval of Investment Advisory Agreement
and at the Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Trustees met in private session with
Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement
Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and
RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIM, however, has engaged multiple unaffiliated
Money Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the fees paid by the
Funds to RIM for its services under the RIM Agreement (the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a
Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services in recent years. In this regard, assets of each Fund continue to be allocated among RIM and the multiple
Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Fund’s cash and portions of a Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include, among other derivative instruments, index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities.
This cash “equitization” strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon non-
discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and the potential for additional commission recapture. In all cases, Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself.
Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from,
RIM. For each Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund;
generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 159
Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and
recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated.
In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money
Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate.
RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Funds by RIM compared to the relatively narrow portfolio management services provided to the Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection,
Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the
Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The Advisory Fee paid by the Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund, including the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements, which RIM discontinued effective December 31, 2020, and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
160 Basis for Approval of Investment Advisory Agreement
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of Russell Investments (as defined below) the impact of certain recent changes in Russell Investments’
senior management and personnel providing investment management and other services to the Funds, including the Chief Investment
Officer of RIM and the Funds. The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer
(“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual
CCO Report”) and the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing enhancements and the recent changes in senior management. The CCO advised the Board that the Funds’
compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
Throughout the year, the CCO and RIM senior management discussed the impact of the COVID-19 pandemic on the operations and compliance programs of RIM, the Money Managers and the Funds’ other significant service providers and, based on those discussions and the Agreement Evaluation Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 pandemic.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Members of Russell Investments’
current and former management and private markets firm Hamilton Lane Incorporated’s parent company also hold minority, non-
controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of Russell Investments Group, Ltd. and certain recent changes in Russell Investments’ senior management were discussed. The Board was advised that there was no change in TA Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, with the actual allocation of Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,”
which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 161
estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2020, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Funds
and precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. These strategies are used in conjunction with allocations to Money
Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Funds; and the fact that the aggregate Advisory
Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management
Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that in 2019 and 2020 it reviewed certain key tenets of its investment approach and took certain measures to assess potential steps to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.
• Most discretionary equity Money Manager assignments were converted to non-discretionary assignments, thereby implementing emulation for all but one Money Manager equity assignments. The Board considered the potential impacts described in the Agreement
Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the
Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the last several years, it had reduced the number of Money Managers for certain Funds in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct Management Services for certain Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Funds, whereby those
Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
162 Basis for Approval of Investment Advisory Agreement
of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Funds or
RIM from the use of a manager bench. RIM advised the Board that, going forward, RIM may add managers to a Fund with an existing manager bench or create manager bench lineups for additional Funds.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees as a negotiated manager fee reduction may increase RIM’s profitability with respect to the subject Fund. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services.
In evaluating the Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings,
RIM noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the RIF U.S.
Strategic Equity Fund, RIF U.S. Small Cap Equity Fund, RIF International Developed Markets Fund and RIF Strategic Bond Fund
each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fifth quintile of its Expense Universe for that expense component. The Advisory Fee for the RIF Global Real Estate
Securities Fund ranked in the fourth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
The Board considered RIM’s explanation of the reasons for each Fund’s actual Advisory Fee rankings. RIM expressed its belief that each Fund’s Advisory Fee was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information. Among other things, RIM noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies and non-affiliated funds, such as the Funds, are difficult as insurance companies may allocate fees between the insurance contracts and their underlying funds. The Board considered that, after reviewing a request from the Board, RIM agreed to implement voluntary Advisory Fee waivers in June 2021 for the RIF U.S. Small Cap Equity Fund and RIF International Developed Markets Fund that will reduce each such
Fund’s Advisory Fees and, while in effect, would have a beneficial effect on comparisons of each such Fund’s Advisory Fees relative to the investment advisory fees of its Comparable Funds in the Expense Universe. The Board also noted that the total expenses for the RIF Strategic Bond Fund ranked in the third quintile of its Expense Universe, the total expenses for the RIF Global Real Estate
Securities Fund ranked in the second quintile of its Expense Universe, and the total expenses for the RIF U.S. Strategic Equity Fund,
RIF U.S. Small Cap Equity Fund and RIF International Developed Markets Fund had a small variance to the third quintile of its
Expense Universe. The Board determined that it would continue to monitor the Funds’ Advisory Fees against the Funds’ Comparable
Funds’ investment advisory fees.
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds increased slightly in 2020, RIM’s pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers based on a survey conducted in 2019.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 163
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds as well as net Fund redemptions or purchases in recent years.
The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies.
Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by a few insurance companies. The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life
Insurance Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered the fees payable to RIM or its affiliates by Other RIM Funds and institutional clients with investment objectives similar to those of the Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
The Board considered RIM’s commitment to conduct a holistic review of the Advisory Fees and certain other fees of the Funds and to provide information resulting from such review to the Board in late 2021.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for each of the RIF U.S. Strategic
Equity Fund, RIF U.S. Small Cap Equity Fund and RIF International Developed Markets Fund were ranked in the fourth quintile of its Expense Universe, the total expenses for the RIF Strategic Bond Fund were ranked in the third quintile of its Expense Universe, and the total expenses of the RIF Global Real Estate Securities Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
With respect to each Fund with total expenses ranked in the fourth quintile of its Expense Universe, RIM expressed its belief that the
Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
The Board considered that the total expenses for each of the RIF U.S. Strategic Equity Fund, RIF U.S. Small Cap Equity Fund and RIF
International Developed Markets Fund had a small variance to the third quintile of its Expense Universe. The Board also considered that, after reviewing a request from the Board, RIM agreed to implement voluntary Advisory Fee waivers in June 2021 for the RIF
U.S. Small Cap Equity Fund and RIF International Developed Markets Fund that will reduce each such Fund’s total expenses. The
Board noted that, while in effect, the Advisory Fee waivers would have a beneficial effect on comparisons of each Fund’s total expenses relative to the total expenses of its Comparable Funds in the Expense Universe.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
164 Basis for Approval of Investment Advisory Agreement
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, including RIM’s commitment to conduct a holistic review of Funds’ Advisory Fees and certain other fees, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and in light of other factors discussed above: (1)
found the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with the continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of Funds, the Board focused upon each Fund’s performance for the 3-year period ended
December 31, 2020 as most relevant but also considered Fund performance for the 1- and 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past two years to enhance the performance of certain Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the RIF U.S. Small Cap Equity Fund, the Third-Party Information showed that the Fund’s performance for the 3- and
5-year periods ended December 31, 2020 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the 1-year period ended on such date was in the third quintile of its Performance Universe. According to RIM, factors contributing to the Fund’s relative underperformance during the 3-year period included RIM’s strategic belief and tactical preference for value compared to the Fund’s Comparable Funds, exposure to lower market capitalization stocks, and an overweight to the energy sector.
RIM noted that, relative to peers, the Fund continues to be positioned toward value and lower size factors in recognition of RIM’s views of current valuation opportunities and cycle considerations.
With respect to the RIF International Developed Markets Fund, the Third-Party Information showed that the Fund’s performance for the 1- and 3-year periods ended December 31, 2020 was ranked in the fifth quintile of its Performance Universe, and the Fund’s performance for the 5-year period ended on such date was ranked in the fourth quintile of its Performance Universe. For the 3-year period, RIM noted that its strategic belief and tactical preference for value compared to the Fund’s Comparable Funds detracted from performance, as did an underweight to Japan and an overweight to the financials sector relative to the Comparable Funds. RIM noted
that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning.
The Third-Party Information also showed that the performance of the RIF U.S. Strategic Equity Fund, RIF Strategic Bond Fund and
RIF Global Real Estate Securities Fund was each ranked in the third quintile of its Performance Universe for the 3-year period ended
December 31, 2020.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their benchmarks in light of
RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-, 3- and 5-year periods ended December 31, 2020, the RIF Strategic Bond Fund and RIF
Global Real Estate Securities Fund outperformed their respective benchmarks; and for the 1-year period ended December 31, 2020, the RIF U.S. Strategic Equity Fund outperformed its benchmark.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 165
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Fund performance for periods prior and subsequent to their termination.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIM. The May 24-25 quarterly Board materials were provided prior to the Agreement Evaluation Meeting and those materials contained proposals by RIM related to (1) the appointment of a new Money Manager and (2) an amendment to a portfolio management contract to reflect Money
Manager Fee reductions.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds and each Trustee attributed different weights to the various factors considered. The
Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each
Fund.
Quarterly Approval of Money Manager Contracts
The Board received the following proposals from RIM (i) at the quarterly Board meeting held on February 23, 2021: to approve new portfolio management contracts for (a) the International Developed Markets Fund resulting from a pending change of control for an existing Money Manager and (b) the U.S. Small Cap Equity Fund resulting from a pending change of control for an existing Money
Manager and (ii) at the quarterly Board meeting held on May 25, 2021: to approve a new portfolio management contract for the U.S.
Small Cap Equity Fund with respect to a new Money Manager.
With respect to pending changes of control of (i) an existing Money Manager of the International Developed Markets Fund and (ii)
an existing Money Manager of the U.S. Small Cap Equity Fund: the Trustees approved the terms of each proposed new portfolio management contract based upon RIM’s recommendation to enter into a new portfolio management contract with the Money Manager at the proposed fee rate, which is the same rate as under the prior portfolio management contract; RIM’s recommendation and research

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
166 Basis for Approval of Investment Advisory Agreement
ranking assigned to the Money Manager; information provided by RIM that there are no expected changes to the Money Manager’s investment process, personnel, day-to-day operations or services as a result of the change of control; information as to any significant business relationships between the Money Manager and RIM or RIFIS; a statement from the CCO that there have been no changes to the Money Manager’s compliance policies and procedures; and information provided by RIM that the change in control of the
Money Manager would have no impact on the aggregate Money Manager fees to be paid by RIM from its advisory fee. The Trustees considered RIM’s prior explanations, including in connection with the Board’s most recent evaluation and approval of the Funds’
existing investment advisory agreements with RIM and portfolio management contracts with then-current Money Managers for the
Funds, as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money
Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM;
RIM’s awareness of the standard fee rates charged by the Money Managers to other clients; and RIM’s belief that the proposed Money
Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered.
With respect to the portfolio management contracts for a new Money Manager for the U.S. Small Cap Equity Fund: the Trustees
approved the terms of the proposed new portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information of the new Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”);
and the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards;
RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money
Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager;
and the expected costs of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including the Agreement Evaluation Meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money
Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Liquidity Risk Management Program — (Unaudited)
Liquidity Risk Management Program 167
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 24, 2021 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2020 through
December 31, 2020 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; (6) specific information relating to the Program’s operation in light of the
COVID-19 crisis, including with respect to the impact the COVID-19 crisis on the Classification Regime and HLIM compliance; and
(7) actions taken by the Program Administrator and Program Administrator Delegate during the Program Reporting Period to manage
Fund liquidity and liquidity risk.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Funds
Shareholder Requests for Additional Information — June 30, 2021 (Unaudited)
168 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your insurance company, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website link to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your insurance company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — June 30, 2021
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 169
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-
national accounting firm; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon,
Born July 5, 1966
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2021 (Unaudited)
170 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Retired 40 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 171
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Kate El-Hillow,
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2021 (Unaudited)
172 Adviser, Money Managers and Service Providers
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer & Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
BlueBay Asset Management LLP, London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Sydney, Australia and Deutsche
Alternatives Asset Management (Global) Limited, London,
United Kingdom, operating under the brand name
Deutsche Asset Management
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2021 SEMI-ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2021
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 13
Growth Strategy Fund 23
Equity Growth Strategy Fund 33
Notes to Financial Highlights 43
Notes to Financial Statements 44
Basis for Approval of Investment Advisory Agreement 58
Liquidity Risk Management Program 68
Shareholder Requests for Additional Information 69
Disclosure of Information about Fund Trustees and Officers 70
Adviser and Service Providers 73
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Report
June 30, 2021 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners, Russell Investments’ management and
Hamilton Lane Incorporated.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
Moderate Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 1,061 .30 $ 1,024 .10
Expenses Paid During Period* $ 0 .72 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 176,295 2,877
Domestic Equities - 13.5%
RIF U.S. Small Cap Equity Fund 199,781 3,870
RIF U.S. Strategic Equity Fund 420,350 9,315
13,185
Fixed Income - 49.3%
RIC Investment Grade Bond Fund Class Y 617,559 13,710
RIC Unconstrained Total Return Fund Class Y 203,089 1,954
RIF Strategic Bond Fund 3,037,772 32,321
47,985
International Equities - 24.4%
RIC Emerging Markets Fund Class Y 83,327 1,953
RIC Global Equity Fund Class Y 1,917,559 17,987
RIF International Developed Markets Fund 283,605 3,814
23,754
Multi-Asset - 9.9%
RIC Multi-Strategy Income Fund Class Y 877,148 9,605
Total Investments in Affiliated Funds
(cost $87,351) 97,406
Total Investments - 100.1%
(identified cost $87,351) 97,406
Other Assets and Liabilities, Net - (0.1)%
(69)
Net Assets - 100.0%
97,337

Russell Investment Funds
Moderate Strategy Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,165 $ — $ — $ (753)
Credit default swap contracts — (408) — —
Foreign currency exchange contracts — — (26) —
Total
$ 1,165 $ (408) $ (26) $ (753)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (40) $ — $ — $ 81
Credit default swap contracts — 214 — —
Foreign currency exchange contracts — — (26) —
Total
$ (40) $ 214 $ (26) $ 81
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 87,351
Investments, at fair value(>) ...........................................................................................................................................................
97,406
Receivables:
Investments sold ................................................................................................................................................................ 1
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
97,408
Liabilities
Payables:

Total liabilities .............................................................................................................................................
71
Net Assets ............................................................................................................................................................
$ 97,337

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 11,990
Shares of beneficial interest ...........................................................................................................................................................
89
Additional paid-in capital ..............................................................................................................................................................
85,258
Net Assets ............................................................................................................................................................
$ 97,337
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) .........................................................................................................................................................
$ 10.88
Net assets ............................................................................................................................................................................... $ 97,337,339
Shares outstanding ($.01 par value) ....................................................................................................................................... 8,944,728
Amounts in thousands
(>)     Investments in affiliated funds $ 97,406
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distribution from affiliated funds ...................................................................................................................................... $ 731
Expenses
Advisory fees .................................................................................................................................................................... 94
Administrative fees ........................................................................................................................................................... 20
Custodian fees ................................................................................................................................................................... 20
Transfer agent fees ............................................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 21
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 11
Miscellaneous ................................................................................................................................................................... 3
Expenses before reductions .............................................................................................................................................. 173
Expense reductions ........................................................................................................................................................... (107)
Net expenses .................................................................................................................................................................................
66
Net investment income (loss) ........................................................................................................................................................
665
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 2,60 5
Futures contracts .............................................................................................................................................................. 412
Foreign currency exchange contracts ................................................................................................................................ (26)
Credit default swap contracts ............................................................................................................................................ (408)
Capital gain distributions from affiliated funds ................................................................................................................. 37
Net realized gain (loss) ..................................................................................................................................................................
2,6 20
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 2,202
Futures contracts .............................................................................................................................................................. 41
Foreign currency exchange contracts ................................................................................................................................ (26)
Credit default swap contracts ............................................................................................................................................ 214
Foreign currency-related transactions ............................................................................................................................... (28)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 2,403
Net realized and unrealized gain (loss) ......................................................................................................................................... 5,02 3
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 5,68 8

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 665 $ 1,525
Net realized gain (loss) ...................................................................................................................... 2,6 20 916
Net change in unrealized appreciation (depreciation) ....................................................................... 2,403 2,506
Net increase (decrease) in net assets from operations ............................................................................. 5,68 8 4,947
Distributions
To shareholders ................................................................................................................................. (2,063) (1,871)
Net decrease in net assets from distributions .......................................................................................... (2,063) (1,871)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 914 (10,623)
Total Net Increase (Decrease) in Net Assets ..........................................................................
4,5 39 (7,547)
Net Assets
Beginning of period .................................................................................................................................
92,798 100,345
End of period ..........................................................................................................................................
$ 97,33 7 $ 92,798
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 550 $ 5,87 8 725 $ 6,880
Proceeds from reinvestment of distributions 196 2,06 3 196 1,871
Payments for shares redeemed (660) (7,027) (2,046) (19,374)
Total increase (decrease)
86 $ 914 (1,125) $ (10,623)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2021(1) 10.48 .07 .56 .63 (.13) (.10)
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)
December 31, 2017 9.69 .25 .70 .95 (.23) (.12)
December 31, 2016 9.78 .31 .43 .74 (.38) (.45)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.23) 10.88 6.13 97,337 .37 .14 1.41 47
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22
(.35) 10.29 9.88 114,906 .35 .13 2.57 20
(.83) 9.69 7.75 107,632 .33 .11 3.17 38

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1
Administration fees 3,411
Transfer agent fees 353
Trustee fees 302
$ 4,067
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 1,857 $ 398 $ 2,038 $ (231) $ 14 $ — $ 379 $ —
RIF Global Real Estate Securities
Fund — 2,907 171 7 134 2,877 — —
RIF U.S. Small Cap Equity Fund 6,587 372 4,408 1,001 318 3,870 13 —
RIF U.S. Strategic Equity Fund 6,426 2,736 721 86 788 9,315 19 —
RIC Investment Grade Bond Fund 10,677 3,712 545 (23) (111) 13,710 79 —
RIC Unconstrained Total Return
Fund 24,994 1,307 24,424 (63) 140 1,954 57 —
RIF Strategic Bond Fund 10,651 22,712 1,081 (36) 75 32,321 59 37
RIC Emerging Markets Fund 4,627 321 3,350 832 (477) 1,953 — —
RIC Global Equity Fund 6,510 11,732 1,364 15 1,094 17,987 — —
RIF International Developed Markets
Fund 5,519 368 2,622 778 (229) 3,814 69 —
RIC Multi-Strategy Income Fund 10,901 880 2,871 239 456 9,605 56 —
U.S. Cash Management Fund 2,086 4,764 6,850 — — — — —
$ 90,835 $ 52,209 $ 50,445 $ 2,605 $ 2,202 $ 97,406 $ 731 $ 37
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 88,295,695 $ 9,110,731 $ — $ 9,110,731

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
Balanced Strategy Fund 13
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 1,095 .70 $ 1,024 .10
Expenses Paid During Period* $ 0 .73 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 3.9%
RIF Global Real Estate Securities Fund 640,373 10,451
Domestic Equities - 18.6%
RIF U.S. Small Cap Equity Fund 544,618 10,549
RIF U.S. Strategic Equity Fund 1,752,736 38,841
49,390
Fixed Income - 30.1%
RIC Unconstrained Total Return Fund Class Y 551,940 5,310
RIF Strategic Bond Fund 7,006,569 74,550
79,860
International Equities - 39.5%
RIC Emerging Markets Fund Class Y 284,995 6,680
RIC Global Equity Fund Class Y 9,052,046 84,908
RIF International Developed Markets Fund 962,507 12,946
104,534
Multi-Asset - 7.9%
RIC Multi-Strategy Income Fund Class Y 1,901,962 20,826
Total Investments in Affiliated Funds
(cost $228,273) 265,061
Total Investments - 100.0%
(identified cost $228,273) 265,061
Other Assets and Liabilities, Net – (0.0) %
(116)
Net Assets - 100.0%
264,945

Russell Investment Funds
Balanced Strategy Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 15
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,381 $ — $ — $ (1,255)
Credit default swap contracts — (421) — —
Foreign currency exchange contracts — — (115) —
Total
$ 3,381 $ (421) $ (115) $ (1,255)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 99 $ — $ — $ 133
Credit default swap contracts — 248 — —
Foreign currency exchange contracts — — (27) —
Total
$ 99 $ 248 $ (27) $ 133
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 228,273
Investments, at fair value(>) ...........................................................................................................................................................
265,061
Receivables:
Investments sold ................................................................................................................................................................ 149
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
265,212
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 149
Accrued fees to affiliates .................................................................................................................................................... 19
Other accrued expenses ..................................................................................................................................................... 99
Total liabilities .............................................................................................................................................
267
Net Assets ............................................................................................................................................................
$ 264,945

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 17
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 46,038
Shares of beneficial interest ...........................................................................................................................................................
245
Additional paid-in capital ..............................................................................................................................................................
218,662
Net Assets ............................................................................................................................................................
$ 264,945
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.84
Net assets ............................................................................................................................................................................... $ 264,944,787
Shares outstanding ($.01 par value) ....................................................................................................................................... 24,450,693
Amounts in thousands
(>)     Investments in affiliated funds $ 265,061
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Balanced Strategy Fund
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 2,046
Expenses
Advisory fees .................................................................................................................................................................... 254
Administrative fees ........................................................................................................................................................... 54
Custodian fees ................................................................................................................................................................... 22
Transfer agent fees ........................................................................................................................................................... 6
Professional fees ............................................................................................................................................................... 27
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ...................................................................................................................................................................... 25
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 397
Expense reductions ........................................................................................................................................................... (219)
Net expenses .................................................................................................................................................................................
178
Net investment income (loss) ........................................................................................................................................................
1,868
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 10,457
Futures contracts .............................................................................................................................................................. 2,126
Foreign currency exchange contracts ................................................................................................................................ (115)
Credit default swap contracts ............................................................................................................................................ (421)
Capital gain distributions from affiliated funds ................................................................................................................. 117
Net realized gain (loss) ..................................................................................................................................................................
12,164
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 8,724
Futures contracts .............................................................................................................................................................. 232
Foreign currency exchange contracts ................................................................................................................................ (27)
Credit default swap contracts ............................................................................................................................................ 248
Foreign currency-related transactions ............................................................................................................................... (51)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 9,126
Net realized and unrealized gain (loss) ......................................................................................................................................... 21,290
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 23,158

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 19
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,868 $ 3,600
Net realized gain (loss) ...................................................................................................................... 12,164 5,376
Net change in unrealized appreciation (depreciation) ....................................................................... 9,126 6,683
Net increase (decrease) in net assets from operations ............................................................................. 23,158 15,659
Distributions
To shareholders ................................................................................................................................. (9,102) (6,351)
Net decrease in net assets from distributions .......................................................................................... (9,102) (6,351)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 1,171 (23,263)
Total Net Increase (Decrease) in Net Assets ..........................................................................
15,227 (13,955)
Net Assets
Beginning of period .................................................................................................................................
249,718 263,673
End of period ..........................................................................................................................................
$ 264,945 $ 249,718
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 813 $ 8,667 966 $ 8,717
Proceeds from reinvestment of distributions 879 9,102 686 6,351
Payments for shares redeemed (1,576) (16,598) (4,289) (38,331)
Total increase (decrease)
116 $ 1,171 (2,637) $ (23,263)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2021(1) 10.26 .08 .88 .96 (.13) (.25)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)
December 31, 2017 9.74 .28 .87 1.15 (.25) (.47)
December 31, 2016 9.38 .24 .60 .84 (.32) (.16)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.38) 10.84 9.57 264,945 .31 .14 .73 41
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13
(.72) 10.17 12.00 295,259 .31 .13 2.74 35
(.48) 9.74 9.05 282,137 .30 .11 2.55 19

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 8,065
Administration fees 9,256
Transfer agent fees 958
Trustee fees 495
$ 18,774
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 5,013 $ 1,033 $ 5,454 $ (785) $ 193 $ — $ 1,032 $ —
RIF Global Real Estate Securities
Fund 4,902 5,480 843 20 892 10,451 103 —
RIF U.S. Small Cap Equity Fund 15,754 863 9,271 2,939 264 10,549 33 —
RIF U.S. Strategic Equity Fund 29,968 7,188 2,284 363 3,606 38,841 90 —
RIC Unconstrained Total Return
Fund 42,222 1,065 38,108 (511) 642 5,310 100 —
RIF Strategic Bond Fund 34,967 41,856 2,025 (109) (139) 74,550 186 117
RIC Emerging Markets Fund 15,171 588 10,238 2,417 (1,258) 6,680 — —
RIC Global Equity Fund 37,480 46,854 5,577 (349) 6,500 84,908 — —
RIF International Developed Markets
Fund 30,210 1,498 21,699 6,103 (3,166) 12,946 375 —
RIC Multi-Strategy Income Fund 24,303 1,717 6,753 369 1,190 20,826 126 —
U.S. Cash Management Fund 4,215 14,887 19,102 — — — 1 —
$ 244,205 $ 123,029 $ 121,354 $ 10,457 $ 8,724 $ 265,061 $ 2,046 $ 117
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 231,720,929 $ 33,340,088 $ — $ 33,340,088

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
Growth Strategy Fund 23
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 1,124 .80 $ 1,024 .05
Expenses Paid During Period* $ 0 .79 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.9%
RIF Global Real Estate Securities Fund 633,646 10,341
Domestic Equities - 24.7%
RIF U.S. Small Cap Equity Fund 432,386 8,375
RIF U.S. Strategic Equity Fund 1,959,915 43,432
51,807
Fixed Income - 11.1%
RIC Unconstrained Total Return Fund Class Y 437,231 4,206
RIF Strategic Bond Fund 1,783,869 18,981
23,187
International Equities - 49.4%
RIC Emerging Markets Fund Class Y 179,240 4,201
RIC Global Equity Fund Class Y 9,174,917 86,061
RIF International Developed Markets Fund 994,359 13,374
103,636
Multi-Asset - 9.9%
RIC Multi-Asset Growth Strategy Fund Class Y 1,848,195 20,774
Total Investments in Affiliated Funds
(cost $174,068) 209,745
Total Investments - 100.0%
(identified cost $174,068) 209,745
Other Assets and Liabilities, Net – (0.0) %
(95)
Net Assets - 100.0%
209,650

Russell Investment Funds
Growth Strategy Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 25
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3 , 780 $ — $ — $ (948)
Credit default swap contracts — (581) — —
Foreign currency exchange contracts — — 9 —
Total
$ 3, 780 $ (581) $ 9 $ (948)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (114) $ — $ — $ 101
Credit default swap contracts — 373 — —
Foreign currency exchange contracts — — (9) —
Total
$ (114) $ 373 $ (9) $ 101
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Growth Strategy Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 174,068
Investments, at fair value(>) ...........................................................................................................................................................
209,745
Receivables:
Fund shares sold ................................................................................................................................................................ 154
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
209,900
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 154
Accrued fees to affiliates .................................................................................................................................................... 16
Other accrued expenses ..................................................................................................................................................... 80
Total liabilities .............................................................................................................................................
250
Net Assets ............................................................................................................................................................
$ 209,650

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 27
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 47,62 7
Shares of beneficial interest ...........................................................................................................................................................
187
Additional paid-in capital ..............................................................................................................................................................
161,83 6
Net Assets ............................................................................................................................................................
$ 209,650
Net Asset Value
,
offering and redemption price per share:
Net asset value per share:(#) .......................................................................................................................................................... $ 11.21
Net assets ............................................................................................................................................................................... $ 209,649,509
Shares outstanding ($.01 par value) ....................................................................................................................................... 18,702,786
Amounts in thousands
(>)     Investments in affiliated funds $ 209,745
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Growth Strategy Fund
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 1,598
Expenses
Advisory fees .................................................................................................................................................................... 205
Administrative fees ........................................................................................................................................................... 44
Custodian fees ................................................................................................................................................................... 20
Transfer agent fees ............................................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 25
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 19
Miscellaneous ................................................................................................................................................................... 3
Expenses before reductions .............................................................................................................................................. 325
Expense reductions ........................................................................................................................................................... (171)
Net expenses .................................................................................................................................................................................
154
Net investment income (loss) ........................................................................................................................................................
1,44 4
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 12,98 9
Futures contracts .............................................................................................................................................................. 2,832
Foreign currency exchange contracts ................................................................................................................................ 9
Credit default swap contracts ............................................................................................................................................ (581)
Net realized gain (loss) ..................................................................................................................................................................
15,24 9
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 7,144
Futures contracts .............................................................................................................................................................. (13)
Foreign currency exchange contracts ................................................................................................................................ (9)
Credit default swap contracts ............................................................................................................................................ 373
Foreign currency-related transactions ............................................................................................................................... (1 3 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... 7,48 2
Net realized and unrealized gain (loss) ......................................................................................................................................... 22,731
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 24,17 5

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 29
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,44 4 $ 1,768
Net realized gain (loss) ...................................................................................................................... 15,24 9 4,30 2
Net change in unrealized appreciation (depreciation) ....................................................................... 7,48 2 10,34 4
Net increase (decrease) in net assets from operations ............................................................................. 24,17 5 16,414
Distributions
To shareholders ................................................................................................................................. (7,099) (6,462)
Net decrease in net assets from distributions .......................................................................................... (7,099) (6,462)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (6,2 32 ) (16,555)
Total Net Increase (Decrease) in Net Assets ..........................................................................
10,84 4 (6,603)
Net Assets
Beginning of period .................................................................................................................................
198,80 6 205,4 09
End of period ..........................................................................................................................................
$ 209,65 0 $ 198,80 6
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 186 $ 2,020 529 $ 4 , 519
Proceeds from reinvestment of distributions 671 7,099 697 6 , 462
Payments for shares redeemed (1,423) (15,3 51 ) (3,080) (27,536)
Total increase (decrease)
(566) $ (6,23 2 ) (1,854) $ (16,555)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
30 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2021(1) 10.32 .08 1.18 1.26 (.07) (.30)
December 31, 2020 9.72 .0 9 .82 .91 (.15 ) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)
December 31, 2017 9.53 .34 1.13 1.47 (.32) (.22)
December 31, 2016 8.94 .20 .66 .86 (.27) —( g )

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 31
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.3 7 ) 11.21 12.48 209,650 .32 .15 .70 47
(.3 1 ) 10.32 9. 75 198 , 806 .3 3 .15 . 97 16
(.58) 9.72 18.06 205,409 .33 .15 2.48 35
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18
(.54) 10.46 15.65 220,835 .32 .14 3.37 29
(.27) 9.53 9.73 205,944 .30 .12 2.14 18

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 7,423
Administration fees 7,361
Transfer agent fees 762
Trustee fees 319
$ 15,865
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 3,877 $ 816 $ 4,226 $ (1,414) $ 947 $ — $ 815 $ —
RIF Global Real Estate Securities
Fund 3,859 6,575 924 36 795 10,341 82 —
RIF U.S. Small Cap Equity Fund 18,082 616 13,994 4,465 (794) 8,375 39 —
RIF U.S. Strategic Equity Fund 42,949 6,073 11,029 2,523 2,916 43,432 131 —
RIC Unconstrained Total Return
Fund 28,504 1,363 25,748 (64) 151 4,206 70 —
RIF Strategic Bond Fund — 19,553 826 3 251 18,981 — —
RIC Emerging Markets Fund 13,819 242 10,858 2,704 (1,706) 4,201 — —
RIC Global Equity Fund 29,272 56,584 4,964 (179) 5,348 86,061 — —
RIF International Developed Markets
Fund 29,479 1,292 20,296 4,903 (2,004) 13,374 374 —
RIC Multi-Asset Growth Strategy
Fund 18,859 1,767 1,104 12 1,240 20,774 86 —
U.S. Cash Management Fund 4,839 13,578 18,417 — — — 1 —
$ 193,539 $ 108,459 $ 112,386 $ 12,989 $ 7,144 $ 209,745 $ 1,598 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 176,999,397 $ 32,745,190 $ — $ 32,745,190

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — June 30, 2021 (Unaudited)
Equity Growth Strategy Fund 33
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2021 to June 30, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2021 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2021 $ 1,139 .30 $ 1,024 .05
Expenses Paid During Period* $ 0 .80 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.9%
RIF Global Real Estate Securities Fund 150,220 2,452
Domestic Equities - 27.8%
RIF U.S. Small Cap Equity Fund 128,204 2,483
RIF U.S. Strategic Equity Fund 508,970 11,279
13,762
International Equities - 57.5%
RIC Emerging Markets Fund Class Y 53,098 1,245
RIC Global Equity Fund Class Y 2,544,492 23,867
RIF International Developed Markets Fund 252,505 3,396
28,508
Multi-Asset - 9.9%
RIC Multi-Asset Growth Strategy Fund Class Y 436,831 4,910
Total Investments in Affiliated Funds
(cost $41,122) 49,632
Total Investments - 100.1%
(identified cost $41,122 ) 49,632
Other Assets and Liabilities, Net - (0.1)%
(55)
Net Assets - 100.0%
49,577

Russell Investment Funds
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — June 30, 2021 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 35
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 535 $ — $ —
Credit default swap contracts — (43) —
Foreign currency exchange contracts — — 1
Total
$ 535 $ (43) $ 1
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 4 $ — $ —
Credit default swap contracts — 30 —
Foreign currency exchange contracts — — (1)
Total
$ 4 $ 30 $ (1)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
36 Equity Growth Strategy Fund
Statement of Assets and Liabilities — June 30, 2021 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 41,122
Investments, at fair value(>) ...........................................................................................................................................................
49,632
Receivables:
Investments sold ................................................................................................................................................................ 111
From affiliates .................................................................................................................................................................... 2
Total assets .................................................................................................................................................
49,745
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 110
Accrued fees to affiliates .................................................................................................................................................... 2
Other accrued expenses ..................................................................................................................................................... 56
Total liabilities .............................................................................................................................................
168
Net Assets ............................................................................................................................................................
$ 49,577

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 37
Statement of Assets and Liabilities, continued — June 30, 2021 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 11,388
Shares of beneficial interest ...........................................................................................................................................................
46
Additional paid-in capital ..............................................................................................................................................................
38,143
Net Assets ............................................................................................................................................................
$ 49,577
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.71
Net assets ............................................................................................................................................................................... $ 49,576,604
Shares outstanding ($.01 par value) ....................................................................................................................................... 4,629,788
Amounts in thousands
(>)     Investments in affiliated funds $ 49,632
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended June 30, 2021 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 188
Expenses
Advisory fees .................................................................................................................................................................... 48
Administrative fees ........................................................................................................................................................... 10
Custodian fees ................................................................................................................................................................... 19
Transfer agent fees ........................................................................................................................................................... 1
Professional fees ............................................................................................................................................................... 19
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ...................................................................................................................................................................... 7
Miscellaneous ................................................................................................................................................................... 2
Expenses before reductions .............................................................................................................................................. 107
Expense reductions ........................................................................................................................................................... (71)
Net expenses .................................................................................................................................................................................
36
Net investment income (loss) ........................................................................................................................................................
152
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 4,690
Futures contracts .............................................................................................................................................................. 535
Foreign currency exchange contracts ................................................................................................................................ 1
Credit default swap contracts ............................................................................................................................................ (43)
Net realized gain (loss) ..................................................................................................................................................................
5,183
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 848
Futures contracts .............................................................................................................................................................. 4
Foreign currency exchange contracts ................................................................................................................................ (1)
Credit default swap contracts ............................................................................................................................................ 30
Foreign currency-related transactions ............................................................................................................................... 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... 883
Net realized and unrealized gain (loss) ......................................................................................................................................... 6,066
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 6,218

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 39
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2021
(Unaudited)
Fiscal Year Ended
December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 152 $ 397
Net realized gain (loss) ...................................................................................................................... 5,183 (397)
Net change in unrealized appreciation (depreciation) ....................................................................... 883 2,626
Net increase (decrease) in net assets from operations ............................................................................. 6,218 2,626
Distributions
To shareholders ................................................................................................................................. (505) (2,227)
Net decrease in net assets from distributions .......................................................................................... (505) (2,227)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (1,458) (4,393)
Total Net Increase (Decrease) in Net Assets ..........................................................................
4,255 (3,994)
Net Assets
Beginning of period .................................................................................................................................
45,322 49,316
End of period ..........................................................................................................................................
$ 49,577 $ 45,322
* Share transaction amounts (in thousands) for the periods ended June 30, 2021 and December 31, 2020 were as follows:
2021 (Unaudited) 2020
Shares Dollars Shares Dollars
Proceeds from shares sold 133 $ 1,358 324 $ 2,716
Proceeds from reinvestment of distributions 50 505 256 2,227
Payments for shares redeemed (325) (3,321) (1,168) (9,336)
Total increase (decrease)
(142) $ (1,458) (588) $ (4,393)

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2021(1) 9.50 .03 1.29 1.32 (.11) —
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)
December 31, 2017 8.92 .35 1.21 1.56 (.32) (.19)
December 31, 2016 8.28 .17 .72 .89 (.25) —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.11) 10.71 13.93 49,577 .45 .15 .31 45
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21
(.51) 9.97 17.67 55,946 .43 .14 3.72 35
(.25) 8.92 10.85 48,164 .40 .12 1.97 21

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2021 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 1,742
Transfer agent fees 180
Trustee fees 67
$ 1,989
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,299 $ 1,149 $ 227 $ 4 $ 227 $ 2,452 $ 28 $ —
RIF U.S. Small Cap Equity Fund 5,985 226 4,947 1,861 (642) 2,483 13 —
RIF U.S. Strategic Equity Fund 9,600 1,562 1,157 216 1,058 11,279 30 —
RIC Unconstrained Total Return
Fund 3,265 426 3,699 (44) 52 — 8 —
RIC Emerging Markets Fund 4,399 348 3,818 1,096 (780) 1,245 — —
RIC Global Equity Fund 9,154 14,357 1,221 (68) 1,645 23,867 — —
RIF International Developed Markets
Fund 7,827 470 5,683 1,623 (841) 3,396 101 —
RIC Multi-Asset Growth Strategy
Fund 1,704 3,335 260 2 129 4,910 8 —
U.S. Cash Management Fund 1,289 2,699 3,988 — — — — —
$ 44,522 $ 24,572 $ 25,000 $ 4,690 $ 848 $ 49,632 $ 188 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 42,193,269 $ 7,438,535 $ — $ 7,438,535

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2021 (Unaudited)
Notes to Financial Highlights 43
(1) For the period ended June 30, 2021 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2021 (Unaudited)
44 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended June 30, 2021.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund's approximate expected target strategic asset allocation to equity, fixed income, multi-asset, and alternative asset classes effective May 1, 2021. As of June 30, 2021, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC
Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC Unconstrained Total
Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-
Asset Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/-5% at the equity, fixed income, multi-asset or alternative category level based on RIM's capital markets research and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 38% 58% 74% 85%
Fixed Income 49% 30% 11% —%
Multi-Asset 10% 8% 10% 10%
Alternative # 3% 4% 5% 5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 45
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. Management has adopted the ASU and there was no material impact to the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
46 Notes to Financial Statements
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
During the period ended June 30, 2021 all investments held were classified as Level 1 within the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the period.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 47
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each period, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At June 30, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds' U.S. tax returns filed for the fiscal years ended December 31, 2018 through December 31, 2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own

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48 Notes to Financial Statements
different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended June 30, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Russell Investment Funds
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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 49
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds' FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2021, the Funds did not enter into any options.
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2021 June 30, 2021
Moderate Strategy Fund $ 2,288,733 $ —
Balanced Strategy Fund 2,597,322 —
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2021 June 30, 2021
Moderate Strategy Fund $ 2,255,740 $ —
Balanced Strategy Fund 2,547,464 —

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
50 Notes to Financial Statements
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2021 June 30, 2021
Moderate Strategy Fund $ 27,951,945 $ —
Balanced Strategy Fund 93,251,201 —
Growth Strategy Fund 77,233,215 —
Equity Growth Strategy Fund 16,510,158 —

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 51
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit

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52 Notes to Financial Statements
derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2021, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2021 June 30, 2021
Moderate Strategy Fund $ 11,000,000 $ —
Balanced Strategy Fund 8,430,000 —
Growth Strategy Fund 10,400,000 —
Equity Growth Strategy Fund 500,000 —

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Notes to Financial Statements 53
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2021, the Funds did not enter into any total return swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master
Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-
2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured
Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from
LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' or Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.

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54 Notes to Financial Statements
The transition may also result in a reduction in the value of certain instruments held by a Fund or Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges.
Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an
Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issue
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds and/or Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s and/or Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s and/or Underlying Fund’s investments and performance.
3. Investment Transactions
Securities
During the period ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments and options) were as follows:
Purchases Sales
Moderate Strategy Fund $ 47,445,407 $ 43,595,057
Balanced Strategy Fund 108,142,168 102,252,321
Growth Strategy Fund 94,881,471 93,969,238
Equity Growth Strategy Fund 21,873 ,171 21,010,800

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 55
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administration fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2021:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2022, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended June 30, 2021, RIM waived/reimbursed the following expenses:
Advisory Administrative
Moderate Strategy Fund
$ 94,302 $ 20,039
Balanced Strategy Fund
254,245 54,027
Growth Strategy Fund
204,798 43,519
Equity Growth Strategy Fund
47,793 10,156

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
56 Notes to Financial Statements
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2021 were as follows:
Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 31 funds and RIF, which has nine funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.
For the period ended June 30, 2021, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$928,870.
5. Federal Income Taxes
At June 30, 2021, the Funds did not have any capital loss carryforwards.
6. Record Ownership
As of June 30, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.
Waiver Reimbursement Total
Moderate Strategy Fund $ 94,302 $ 12,449 $ 106,751
Balanced Strategy Fund 218,885 — 218,885
Growth Strategy Fund 171,398 — 171,398
Equity Growth Strategy Fund 47,793 23,384 71,177
Amount
Moderate Strategy Fund
$ 2,075
Balanced Strategy Fund
5,593
Growth Strategy Fund
4,506
Equity Growth Strategy Fund
1,051
# of Shareholders %
Moderate Strategy Fund
1 86.4
Balanced Strategy Fund
2 97.4
Growth Strategy Fund
2 97.5
Equity Growth Strategy Fund
2 96.0

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Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Notes to Financial Statements 57
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On July 2, 2021, the Board declared dividends payable from net investment income. Dividends were paid on July 7, 2021 to shareholders of record effective with the opening on July 6, 2021.

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Basis for Approval of Investment Advisory Agreement —(Unaudited)
58 Basis for Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The
Board, which is currently comprised entirely of Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May 21, 2021 (the “Agreement Evaluation Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and
Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’
shares, management of the Funds and the Underlying Funds and other services provided by RIM (and its affiliates) and the Money
Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying
Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds
(the “Third-Party Information”). The Third-Party Information provided performance and operating expense comparisons for Class S shares of the Underlying Funds that are series of Russell Investment Company (“RIC Underlying Funds”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the
Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’
evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the
Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
On April 26, 2021, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 27, 2021 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel, and the Chief Executive Officer
and Chief Financial Officer of RIM’s parent company were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the Funds’
management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement Evaluation Information. On May
11, 2021, the Board Chair met by conference telephone call with representatives of management to further discuss the additional
Agreement Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto. Certain additional
Agreement Evaluation Information requested at the Agreement Information Review Meeting and by the Board Chair following the
Agreement Information Review Meeting was provided to the Board on May 7, 2021. On May 12, 2021, the Trustees met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information provided to date. After May 12, 2021, the Board
Chair engaged in discussions with representatives of management regarding the Board’s requests relating to the additional Agreement
Evaluation Information. On May 18, 2021, the Board was provided with updated information in response to the additional Agreement
Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund

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Basis for Approval of Investment Advisory Agreement 59
Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement
Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board prior to and at the Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Trustees met in private session with
Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement
Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIM’s past expressed belief that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the
Underlying Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money
Managers (“Money Manager Fees”) out of the fees paid by the Underlying Funds to RIM for its services under the RIM Agreement
(the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager in the case of Underlying Funds) is responsible under the RIM
Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, alternatives and multi-asset – and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical. RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the
Fund’s stated investment objectives and risk profile. In addition to investing in the Underlying Funds, RIM may directly manage
Fund assets and utilizes quantitative and/or rules based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates). RIM advised the Board that it would discontinue its direct management of Fund assets in 2021. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each
Fund also has reflected the performance of RIM in managing its Underlying Funds.
The Board considered that, although RIM traditionally has managed Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services in recent years. In this regard, assets of each Underlying Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Underlying Fund. RIM may change an Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Underlying Fund’s cash and portions of an Underlying Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include, among other derivative instruments, index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This cash “equitization” strategy is managed by RIM. With respect to the portion of an Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from

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60 Basis for Approval of Investment Advisory Agreement
such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Underlying Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes and the potential for additional commission recapture. In all cases, Underlying Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM
Agreement.
In the case of Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among
Money Manager strategies and RIM itself. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the
Underlying Fund assigned to it by RIM in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its
RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Underlying
Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the
Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Underlying Fund;
generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Underlying Fund’s investment objective and policies; with respect to Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Underlying Fund assets that are not allocated to Money Manager strategies;
managing the Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money
Managers for the Underlying Fund in a complementary manner. Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund has reflected, in great part, the performance of RIM in designing the Underlying Fund’s investment program, structuring the Underlying
Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money Manager
Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the
Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.
RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet an
Underlying Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection,
Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the
Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each Underlying Fund, rather than the investment selection or recommendation role of these Underlying Funds’ Money Managers, and describe the manner in which the
Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased

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Basis for Approval of Investment Advisory Agreement 61
their shares on the basis of this information and RIM’s reputation for and performance record in managing the manager-of-managers structure of the Underlying Funds.
The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Underlying Funds and the possibility that, at the current expense ratio of each Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The Advisory Fee paid by the Fund or the Underlying Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements, which RIM discontinued effective December 31,
2020, and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of Russell Investments (as defined below) the impact of certain recent changes in
Russell Investments’ senior management and personnel providing investment management and other services to the Underlying Funds, including the Chief Investment Officer of RIM and the Funds. The Board also discussed the Funds’ compliance program with the
Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-
1 of the 1940 Act (the “Annual CCO Report”) and the status of the goals for the past year related to the compliance program that the
CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing enhancements and the recent changes in senior management. The
CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the
Federal Securities Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
Throughout the year, the CCO and RIM senior management discussed the impact of the COVID-19 pandemic on the operations and compliance programs of RIM and the Funds’ other significant service providers and, based on those discussions and the Agreement
Evaluation Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 pandemic.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital

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62 Basis for Approval of Investment Advisory Agreement
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Members of Russell Investments’
current and former management and private markets firm Hamilton Lane Incorporated’s parent company also hold minority, non-
controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of Russell Investments Group, Ltd. and certain recent changes in Russell Investments’ senior management were discussed. The Board was advised that there was no change in TA Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Underlying Funds pursuant to the RIM Agreement, with the actual allocation of Underlying
Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Underlying Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess
Underlying Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning, or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2020, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Underlying
Funds and precisely align Underlying Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of an Underlying Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Underlying Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Underlying Fund assets to Direct Management Services, together with Money
Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money
Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Underlying Funds, which would benefit RIM. The Board considered
RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the

Russell Investment Funds
LifePoints
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 63
Underlying Funds; and the fact that the aggregate Advisory Fees paid by the Underlying Funds are not increased as a result of RIM’s direct management of Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Underlying Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that in 2019 and 2020 it reviewed certain key tenets of its investment approach and took certain measures to assess potential steps to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.
• Most discretionary equity Money Manager assignments for Underlying Funds were converted to non-discretionary assignments, thereby implementing emulation for all but two Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying Funds of emulation. RIM noted that, in implementing emulation for Underlying Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the last several years, it had reduced the number of Money Managers for certain Underlying Funds in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct Management Services for certain
Underlying Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with Underlying Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Underlying Funds, whereby those Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Underlying Funds or RIM from the use of a manager bench. RIM advised the Board that, going forward, RIM may add managers to an Underlying Fund with an existing manager bench or create manager bench lineups for additional Underlying Funds.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Underlying Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees as a negotiated manager fee reduction may increase RIM’s profitability with respect to the subject Fund. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Underlying Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective
Comparable Funds in pursuing their investment objectives.

Russell Investment Funds
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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
64 Basis for Approval of Investment Advisory Agreement
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds and Underlying Funds increased slightly in 2020, RIM’s pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers based on a survey conducted in 2019.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
The Board previously requested that RIM provide total expense ratio management plans to reduce total expenses for certain Underlying
Funds relative to their Comparable Funds. At the Agreement Information Review Meeting and the Agreement Evaluation Meeting,
the Board reviewed and discussed with RIM the total expense ratios of the Underlying Funds, the plans that RIM had previously implemented, and the fee waivers or expense caps RIM had proposed to implement to reduce total expenses for certain Underlying
Funds in light of RIM’s progress in meeting plan objectives and Comparable Fund fee and expense developments in the past year.
Based on that review and discussions with RIM, including discussions with RIM regarding its views on the evolution of the mutual fund distribution landscape over the last several years and the use of a variety of data sources to assess the reasonableness or competitiveness of a Fund’s total expenses, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds as well as net Fund redemptions or purchases in recent years.
The Funds and the RIF Underlying Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract
Holders”) by a few insurance companies. The Funds are primarily distributed through, and their assets are primarily attributed to, The
Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds and RIF Underlying Funds.
However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.

Russell Investment Funds
LifePoints
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 65
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements, including the total expense ratio management plans, that had been implemented in the past year, including the first quarter of 2021.
In addition, the Board, in the case of certain Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Board also considered the fees payable to RIM or its affiliates by Other RIM Funds and institutional clients with investment objectives similar to those of the Funds and the Underlying Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the
Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds and the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the
Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
The Board considered RIM’s commitment to conduct a holistic review of the Advisory Fees and certain other fees of the RIF Underlying
Funds and to provide information resulting from such review to the Board in late 2021.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Moderate Strategy Fund ranked in the second quintile of its Expense Universe, and the total expenses of each other Fund ranked in the first quintile of its
Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense
Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the composition of the Expense Groups of the RIC
Underlying Funds and investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1)
found the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and
Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation
Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and Underlying
Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the Advisory Fee breakpoints that are in place for certain Underlying Funds; the variability of Money
Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with the continuation of the RIM
Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2020 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past two years to enhance the performance of certain Underlying Funds, including changes in Money
Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Underlying Fund investment results.

Russell Investment Funds
LifePoints
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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
66 Basis for Approval of Investment Advisory Agreement
With respect to the Moderate Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2020, and the fourth quintile of its Performance
Universe for the 1-year period ended on such date. With respect to the Balanced Strategy Fund and Growth Strategy Fund, the Third-
Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3-
and 5-year periods ended December 31, 2020. With respect to the Equity Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1- and 3-year periods ended December
31, 2020, and the fourth quintile of its Performance Universe for the 5-year period ended on such date. The Board considered RIM’s explanation that the underperformance of the Funds relative to their respective peer groups for the 3-year period was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that the Funds have exposure to more diversified and growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities, which are included to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes were headwinds relative to peers. The Board also considered RIM’s explanation that the Funds have a non-U.S. bias and a lower U.S. equity allocation relative to peers, which negatively impacted peer-relative performance during the period. RIM noted that the Funds have a bias towards relatively underpriced value-oriented equities compared to the Performance Universe, which served as a significant headwind over the period as growth equities outperformed value equities on an annualized basis. RIM further noted that the Funds’
strategic asset allocations were modified in April 2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts and improving asset class and performance attribution transparency. RIM noted
that the new strategic asset allocations are expected to result in less frequent strategic allocation changes going forward and expressed its belief that the strategic asset allocations are appropriate over the longer term.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Underlying Funds’
performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2020, the RIC Investment Grade Bond Fund, RIC Short Duration Bond Fund, RIC Global Infrastructure Fund, RIF U.S. Strategic Equity
Fund, RIF Strategic Bond Fund and RIF Global Real Estate Securities Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2020, the RIC Unconstrained Total Return Fund, RIC Investment Grade Bond Fund, RIC Short Duration
Bond Fund, RIC Global Infrastructure Fund, RIF Strategic Bond Fund and RIF Global Real Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2020, the RIC Opportunistic Credit Fund, RIC Investment
Grade Bond Fund, RIC Short Duration Bond Fund, RIC Global Infrastructure Fund, RIF Strategic Bond Fund and RIF Global Real
Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact the performance of the Funds and Underlying Funds for periods prior and subsequent to their termination.
Lastly, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement
Evaluation Information and/or prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The
Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.

Russell Investment Funds
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 67
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. The May
24-25 quarterly Board materials were provided prior to the Agreement Evaluation Meeting and those materials contained proposals by RIM related to (1) the appointment of certain Money Managers and (2) an amendment to a portfolio management contract to reflect
Money Manager Fee reductions.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling, except, in the case of the RIM
Agreement, the need to continue the managers-of-managers structure of the Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Russell Investment Funds
Liquidity Risk Management Program — (Unaudited)
68 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 24, 2021 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2020 through
December 31, 2020 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; (6) specific information relating to the Program’s operation in light of the
COVID-19 crisis, including with respect to the impact the COVID-19 crisis on the Classification Regime and HLIM compliance; and
(7) actions taken by the Program Administrator and Program Administrator Delegate during the Program Reporting Period to manage
Fund liquidity and liquidity risk.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Funds
LifePoints
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Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — June 30, 2021 (Unaudited)
Shareholder Requests for Additional Information 69
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your insurance company, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website link to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your insurance company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — June 30, 2021
(Unaudited)
70 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-
national accounting firm; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon,
Born July 5, 1966
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 71
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Retired 40 None
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2021 (Unaudited)
72 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Kate El-Hillow,
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2021 (Unaudited)
Adviser and Service Providers 73
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13. Exhibit List

(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(b) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under Act.  ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:  /s/ Mark E. Swanson
            Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds

Date:  August 13, 2021